UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07076
                                                    ----------

                           Wilshire Mutual Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  c/o PFPC Inc.
                                  760 Moore Rd.
                            King of Prussia, PA 19406
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  David Lebisky
                                  c/o PFPC Inc.
                                  760 Moore Rd.
                            King of Prussia, PA 19406
                     (Name and address of agent for service)
               ---------------------------------------------------
        registrant's telephone number, including area code: 610-382-8667
                                                            ------------

                      Date of fiscal year end: December 31
                                              ------------
                   Date of reporting period: December 31, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                 [LOGO OMITTED]

                                    WILSHIRE
                               MUTUAL FUNDS, INC.



                                  ANNUAL REPORT

                         LARGE COMPANY GROWTH PORTFOLIO

                          LARGE COMPANY VALUE PORTFOLIO

                         SMALL COMPANY GROWTH PORTFOLIO

                          SMALL COMPANY VALUE PORTFOLIO

                     DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
                  (formerly, the WILSHIRE 5000 INDEX PORTFOLIO)







                                DECEMBER 31, 2004

                       ----------------------------------

                              www.wilshirefunds.com

                           WILSHIRE MUTUAL FUNDS, INC.

      Shareholder  Letter ..............................................  1
      Large Company Growth Portfolio:
           Commentary ..................................................  2
      Large Company Value Portfolio:
           Commentary ..................................................  5
      Small Company Growth Portfolio:
           Commentary ..................................................  8
      Small Company Value Portfolio:
           Commentary .................................................. 11
      Dow Jones Wilshire 5000 Index Portfolio:
           Commentary .................................................. 14

      Disclosure of Fund Expenses ...................................... 18
      Condensed Statements of Investments:
           Large Company Growth Portfolio .............................. 20
           Large Company Value Portfolio ............................... 22
           Small Company Growth Portfolio .............................. 24
           Small Company Value Portfolio ............................... 26
           Dow Jones Wilshire 5000 Index Portfolio ..................... 28

      Statements of Assets and Liabilities ............................. 30
      Statements of Operations ......................................... 32
      Statements of Changes in Net Assets .............................. 33

      Financial Highlights:
           Large Company Growth Portfolio .............................. 37
           Large Company Value Portfolio ............................... 39
           Small Company Growth Portfolio .............................. 41
           Small Company Value Portfolio ............................... 43
           Dow Jones Wilshire 5000 Index Portfolio ..................... 45

      Notes to Financial Statements .................................... 49


      Report of Independent Registered Public Accounting Firm .......... 56
      Tax Information .................................................. 57
      Additional Fund Information ...................................... 58

                        --------------------------------

THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND DOW JONES WILSHIRE 5000 INDEX PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

    Wilshire Mutual Funds, Inc. are distributed by PFPC Distributors, Inc.

Dear Wilshire Mutual Fund Shareholder,

We are pleased to present this Annual report to all shareholders of Wilshire Mutual Funds, Inc. (the "Portfolios"). This report covers the period from January 1, 2004 to December 31, 2004 (the "Period") for all share classes of the Large Company Growth, Large Company Value, Small Company Growth, Small Company Value and Dow Jones Wilshire 5000 Index Portfolios.

Equity markets were held back over the first three quarters of 2004 due in part to ambiguous economic data, stubbornly high energy prices, a weakening dollar in combination with burgeoning budget and trade deficits, and continuing terrorist activity. However, investors renewed their interest in the stock markets in the last two months of the 4th quarter, resulting in solid gains for the year. In addition to the conclusion of the Presidential election during the quarter, domestic equity markets were supported by falling energy prices, positive economic data, and a reemergence of merger and acquisition activity.

The most recent GDP results show signs of a strengthening domestic economy as GDP grew at a solid 4.0% annualized pace in the third quarter of the year. The Federal Reserve continued its move toward neutral monetary policy, increasing the benchmark federal funds rate five times over the year, each time by 25 basis points. All told, the Federal Reserve Bank raised target overnight interest rates by 1.25%, ending the year at 2.25%. Unemployment held steady over the year, ending at 5.4%. While inflation has come into the picture again, core CPI -- which excludes volatile food and energy prices -- advanced a tepid 2.2% over the trailing twelve month period ending November 2004.

For the second consecutive year, small cap stocks outperformed their larger counterparts while value stocks beat growth stocks. Energy stocks in particular drove market returns. The technology sector lagged the market after leading the way last year.

For the year, the Dow Jones Wilshire 5000 Index rose approximately 12.5%. Other broad market indices rose in concert with the index, and international markets were higher as well. The strong performance of 2004 was a welcome reward to long-term investors who suffered through the losses of prior years.

This year, we took several steps to strengthen the portfolio management team of the Portfolios. We engaged Transamerica Investment Management, LLC, Goldman Sachs Asset Management, Pzena Investment Management, LLC, NWQ Investment Management Company, LP and Kalmar Investment Advisers to serve our shareholders. We are excited about the opportunities that lie ahead with these talented teams.

We encourage all shareholders to visit www.wilshirefunds.com. Funds management has added an e-mail distribution list that features the free delivery of an electronic copy of our market commentary and other relevant market research pieces. We maintain the list in the strictest of confidence and do not sell or distribute the addresses to any outside parties. It is our goal to build a list of 100% of our shareholders so that we are better able to communicate with our investors. Access to daily net asset values and quarterly performance reports for the Portfolios is available on the site; prospectuses and account applications are available as well.

We are encouraged by the gains posted by all of our Portfolios during the past year and we thank our loyal shareholders for their business and their ongoing support. Thank you for your continued confidence in Wilshire Mutual Funds, Inc.

Sincerely,


/s/ Alexander Chaloff

Alexander Chaloff
Chief Financial Officer

--------------------------------------------------------------------------------
     LARGE COMPANY GROWTH PORTFOLIO                    [GRAPHIC OF TREE OMITTED]
     COMMENTARY
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 12/31/04..............................   6.70%
         FIVE YEARS ENDED 12/31/04............................  (5.76)%
         TEN YEARS ENDED 12/31/04.............................  12.27%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 12/31/04..............................   7.10%
         FIVE YEARS ENDED 12/31/04............................  (5.46)%
         INCEPTION (7/15/96) THROUGH 12/31/04.................  10.20%

The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Performance data current to the most recent quarter end may be obtained at www.wilshirefunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. The table above, and the Comparative Performance graphs, do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS SINCE INCEPTION, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE YEAR ENDED 12/31/04, THERE WERE NO WAIVERS OR REIMBURSEMENTS. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, HISTORICAL TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                            (As of December 31, 2004)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Information Technology                                            25.3%
Consumer Discretionary                                            21.6%
Health Care                                                       21.5%
Industrials                                                        9.8%
Financials                                                         8.6%
Consumer Staples                                                   6.4%
Materials                                                          2.8%
Energy                                                             1.9%
Telecommunication Services                                         1.9%
Utilities                                                          0.2%


**  BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
     LARGE COMPANY GROWTH PORTFOLIO                    [GRAPHIC OF TREE OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

Investment Class Shares of the Large Company Growth Portfolio (the "Fund") gained 6.70% while Institutional Class Shares rose 7.10% during the one year period ended December 31, 2004 (the "Period"). Both classes of the Fund outperformed its index, the Russell 1000 Growth Index, which returned 6.28% over the Period.

The large growth category saw positive gains in 2004, but lagged other U.S. Equity segments. Value outperformed growth and smaller companies outperformed larger companies; however all U.S. Equity styles ended the year with positive performance. After struggling in the third quarter, the Fund and its benchmark used the fourth quarter to help post gains for the year. The Fund benefited from overweight positions and stock selection within Utilities, Telecomm and Energy, the top performing sectors for the year. A large holding in Qualcomm, Inc. (3.12% of portfolio) had the most significant impact on the Fund's outperformance of the benchmark, helped by healthcare companies WellPoint, Inc. (1.94% of portfolio) and UnitedHealth Group, Inc. (0.42% of portfolio). While Information Technology was the only sector that saw negative returns for the year, positive security selection within the sector helped as names such as Microsoft Corporation (4.15% of portfolio) beat the broad market.

While the large growth style did not outperform the broad market, it was the second consecutive rewarding year for large growth investors as the style continues to rebound from earlier poor performance.

--------------------------------------------------------------------------------
     LARGE COMPANY GROWTH PORTFOLIO                    [GRAPHIC OF TREE OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF LARGE COMPANY GROWTH PORTFOLIO, THE TARGET LARGE COMPANY GROWTH INDEX AND
         THE RUSSELL 1000 GROWTH INDEX FROM INCEPTION THROUGH 12/31/04.

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

                Large Company Growth      Target Large
                Portfolio Investment      Company          Russell 1000
                Class Shares              Growth Index     Growth Index

9/30/92         10,000                    10,000           10,000
8/31/93         10,245                    10,299           10,676
8/31/94         10,893                    10,998           11,365
8/31/95         14,491                    13,727           14,164
8/31/96         17,665                    16,847           16,767
8/31/97         24,889                    24,058           23,367
8/31/98         27,777                    27,078           25,296
8/31/99         41,241                    40,720           37,521
8/31/00         53,135                    52,164           50,076
8/31/01         33,831                    32,851           27,380
8/31/02         26,229                    27,243           21,310
12/31/02        25,594                    26,682           20,465
12/31/03        32,364                    33,419           26,553
12/31/04        34,533                    36,016           28,226

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

                Large Company Growth      Target Large
                Portfolio Institutional   Company           Russell 1000
                Class Shares              Growth Index      Growth Index

7/15/96         10,000                    10,000            10,000
8/31/96         10,591                     9,778            10,523
8/31/97         14,942                    13,963            14,665
8/31/98         16,701                    15,716            15,876
8/31/99         24,850                    23,634            23,548
8/31/00         32,112                    30,276            31,428
8/31/01         20,510                    19,066            17,184
8/31/02         17,150                    15,823            13,374
12/31/02        16,752                    15,497            12,844
12/31/03        21,249                    19,410            16,665
12/31/04        22,758                    20,918            17,715

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE TARGET LARGE COMPANY GROWTH INDEX IS AN UNMANAGED INDEX COMPILED BY WILSHIRE ASSOCIATES,INCORPORATED, WHICH IS A FOCUSED MEASUREMENT OF THE LARGE GROWTH SECTOR OF THE MARKET. THE RUSSELL 1000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE LARGEST 1,000 U.S. COMPANIES WITH HIGH
PRICE-TO-BOOK RATIOS AND HIGH FORECASTED GROWTH VALUES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

--------------------------------------------------------------------------------
     LARGE COMPANY VALUE PORTFOLIO                     [GRAPHIC OF TREE OMITTED]
     COMMENTARY
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 12/31/04............................  13.28%
         FIVE YEARS ENDED 12/31/04..........................   6.84%
         TEN YEARS ENDED 12/31/04...........................  11.90%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 12/31/04............................  13.62%
         FIVE YEARS ENDED 12/31/04..........................   7.12%
         INCEPTION (7/15/96) THROUGH 12/31/04...............   9.88%

The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Performance data current to the most recent quarter end may be obtained at www.wilshirefunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. The table above, and the Comparative Performance graphs, do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS SINCE INCEPTION, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE YEAR ENDED 12/31/04, THERE WERE NO WAIVERS OR REIMBURSEMENTS. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, HISTORICAL TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                            (As of December 31, 2004)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Financials                                                        37.2%
Industrials                                                       13.0%
Energy                                                            11.7%
Consumer Discretionary                                             9.0%
Information Technology                                             5.5%
Consumer Staples                                                   5.3%
Health Care                                                        5.2%
Telecommunication Services                                         5.0%
Utilities                                                          4.6%
Materials                                                          3.5%




**  BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
     LARGE COMPANY VALUE PORTFOLIO                     [GRAPHIC OF TREE OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

Investment Class Shares of the Large Company Value Portfolio (the "Fund") rose 13.28% while Institutional Class Shares gained 13.62% during the one year period ended December 31, 2004 (the "Period"). Both classes of the Fund underperformed the benchmark, the Russell 1000 Value Index, which returned 16.45% over the Period.

Value outperformed growth, but smaller value companies showed better returns than their larger counterparts. All sectors within the large value segment ended the year with positive returns. Health Care was the weakest performer as negative news concerning Merck & Company, Inc. (0.20% of portfolio) and Pfizer, Inc. (0.63% of portfolio) adversely affected both sector and Fund returns. Stock selection within the Consumer Discretionary sector was another drag on performance as holdings of General Motors Corporation (0.44% of portfolio) significantly hurt the Fund.

On a positive note, the Fund benefited from stock selection in Energy, the top performing sector for the Period. Exxon Mobil Corporation (3.60% of portfolio), ChevronTexaco Corporation (1.98% of portfolio), and ConocoPhillips (1.76% of portfolio) all contributed positive returns for the Fund.

--------------------------------------------------------------------------------
     LARGE COMPANY VALUE PORTFOLIO                     [GRAPHIC OF TREE OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF LARGE COMPANY VALUE PORTFOLIO, THE TARGET LARGE COMPANY VALUE INDEX AND
          THE RUSSELL 1000 VALUE INDEX FROM INCEPTION THROUGH 12/31/04.

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Large Company Value        Target Large
              Portfolio Investment       Company          Russell 1000
              Class Shares               Value Index      Value Index

9/30/92       10,000                     10,000           10,000
8/31/93       12,292                     12,336           12,513
8/31/94       11,850                     11,992           12,872
8/31/95       14,097                     14,588           15,340
8/31/96       16,568                     17,280           18,031
8/31/97       22,246                     23,427           25,160
8/31/98       22,544                     23,942           26,138
8/31/99       26,776                     28,665           34,001
8/31/00       26,837                     27,633           35,413
8/31/01       30,655                     29,221           35,018
8/31/02       25,907                     25,764           30,418
12/31/02      23,967                     23,832           29,527
12/31/03      30,797                     31,546           38,394
12/31/04      34,887                     36,641           44,725

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Large Company Value         Target Large
              Portfolio Institutional     Company        Russell 1000
              Class Shares                Value Index    Value Index

7/15/96       10,000                      10,000         10,000
8/31/96       10,355                       9,962         10,368
8/31/97       13,905                      13,506         14,468
8/31/98       14,111                      13,803         15,031
8/31/99       16,796                      16,525         19,552
8/31/00       17,141                      15,931         20,364
8/31/01       18,303                      16,846         20,136
8/31/02       16,387                      14,853         17,492
12/31/02      15,168                      13,806         16,979
12/31/03      19,541                      18,275         22,078
12/31/04      22,203                      21,226         25,719

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE TARGET LARGE COMPANY VALUE INDEX IS AN UNMANAGED INDEX COMPILED BY WILSHIRE ASSOCIATES,INCORPORATED, WHICH IS A FOCUSED MEASUREMENT OF THE LARGE VALUE SECTOR OF THE MARKET. THE RUSSELL 1000 VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE LARGEST 1,000 U.S. COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

--------------------------------------------------------------------------------
     SMALL COMPANY GROWTH PORTFOLIO                    [GRAPHIC OF TREE OMITTED]
     COMMENTARY
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 12/31/04............................    17.22%
         FIVE YEARS ENDED 12/31/04..........................     6.24%
         TEN YEARS ENDED 12/31/04...........................     9.31%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 12/31/04............................    17.56%
         FIVE YEARS ENDED 12/31/04..........................     6.47%
         INCEPTION (7/15/96) THROUGH 12/31/04...............     7.94%

The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Performance data current to the most recent quarter end may be obtained at www.wilshirefunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid. The table above, and the Comparative Performance graphs, do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS SINCE INCEPTION, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE YEAR ENDED 12/31/04, FEES TOTALING 0.92% OF AVERAGE NET ASSETS WERE WAIVED AND REIMBURSED.WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS SINCE INCEPTION WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                            (As of December 31, 2004)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Information Technology                                            24.3%
Industrials                                                       17.6%
Health Care                                                       16.7%
Consumer Discretionary                                            16.7%
Energy                                                             8.5%
Financials                                                         7.4%
Materials                                                          5.4%
Telecommunication Services                                         1.9%
Consumer Staples                                                   1.5%




**  BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
     SMALL COMPANY GROWTH PORTFOLIO                    [GRAPHIC OF TREE OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


Investment Class Shares of the Small Company Growth Portfolio (the "Fund") rose 17.22%, while Institutional Class Shares gained 17.56% during the one year period ended December 31, 2004 (the "Period"). Both classes of the Fund outperformed the benchmark, the Russell 2000 Growth Index, which returned 14.26% over the Period.

The U.S. equity market experienced a good year even with a difficult third quarter caused by a record high peak in oil prices. Value outperformed growth and small companies were favored over large companies during the Period.

The small growth style saw most of its return coming from the Energy sector. The Fund capitalized on this run with an overweight allocation to Energy and substantial holdings in companies like Tesoro Corporation (0.09% of portfolio) and Lone Star Technologies, Inc. (0.44% of portfolio). A significant overweight and impressive stock selection in the Materials sector also helped the Fund outperform its benchmark.

--------------------------------------------------------------------------------
     SMALL COMPANY GROWTH PORTFOLIO                    [GRAPHIC OF TREE OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF SMALL COMPANY GROWTH PORTFOLIO, THE TARGET SMALL COMPANY GROWTH INDEX AND
         THE RUSSELL 2000 GROWTH INDEX FROM INCEPTION THROUGH 12/31/04.

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Small Company Growth        Target Small
              Portfolio Investment        Company            Russell 2000
              Class Shares                Growth Index       Growth Index

9/30/92       10,000                      10,000             10,000
8/31/93       12,850                      13,052             12,414
8/31/94       13,516                      13,952             12,790
8/31/95       16,632                      18,472             16,279
8/31/96       19,543                      20,480             17,793
8/31/97       22,506                      25,926             21,373
8/31/98       16,651                      19,067             15,750
8/31/99       20,114                      23,494             22,571
8/31/00       26,837                      31,124             31,391
8/31/01       23,115                      26,456             20,423
8/31/02       21,287                      24,831             15,109
12/31/02      20,553                      24,153             15,070
12/31/03      28,162                      33,471             22,385
12/31/04      33,012                      39,489             25,588


[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Small Company Growth          Target Small
              Portfolio Institutional       Company               Russell 2000
              Class Shares                  Growth Index          Growth Index

7/15/96       10,000                        10,000                10,000
8/31/96       11,141                         9,642                10,871
8/31/97       12,828                        12,206                13,058
8/31/98        9,499                         8,977                 9,623
8/31/99       11,497                        11,061                13,790
8/31/00       15,389                        14,653                19,179
8/31/01       13,287                        12,455                12,478
8/31/02       12,268                        11,690                 9,231
12/31/02      11,830                        11,371                 9,207
12/31/03      16,242                        15,758                13,677
12/31/04      19,095                        18,591                15,634


PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE TARGET SMALL COMPANY GROWTH INDEX IS AN UNMANAGED INDEX COMPILED BY WILSHIRE ASSOCIATES,INCORPORATED, WHICH IS A FOCUSED MEASUREMENT OF THE SMALL GROWTH SECTOR OF THE MARKET. THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 2000 SMALLEST U.S. COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

--------------------------------------------------------------------------------
     SMALL COMPANY VALUE PORTFOLIO                     [GRAPHIC OF TREE OMITTED]
     COMMENTARY
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 12/31/04...................................    22.78%
         FIVE YEARS ENDED 12/31/04.................................    15.37%
         TEN YEARS ENDED 12/31/04..................................    12.23%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 12/31/04...................................    23.11%
         FIVE YEARS ENDED 12/31/04.................................    15.67%
         INCEPTION (7/15/96) THROUGH 12/31/04......................    11.87%

The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Performance data current to the most recent quarter end may be obtained at www.wilshirefunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid. The table above, and the Comparative Performance graphs, do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS SINCE INCEPTION, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE YEAR ENDED 12/31/04, FEES TOTALING 0.61% OF AVERAGE NET ASSETS WERE WAIVED AND REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS SINCE INCEPTION WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                            (As of December 31, 2004)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Financials                                                        29.4%
Industrials                                                       19.9%
Materials                                                         15.6%
Energy                                                            11.0%
Consumer Discretionary                                             7.6%
Information Technology                                             6.0%
Consumer Staples                                                   3.6%
Health Care                                                        3.2%
Utilities                                                          3.0%
Telecommunication Services                                         0.7%




**  BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
     SMALL COMPANY VALUE PORTFOLIO                     [GRAPHIC OF TREE OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


Investment Class Shares of the Small Company Value Portfolio (the "Fund") gained 22.78% while Institutional Class Shares gained 23.11% during the one year period ended December 31, 2004 (the "Period"). Both classes of the Fund outperformed the benchmark, the Russell 2000 Value Index, which returned 22.18% over the Period.

The small value style was the top performer of the four style categories based on absolute performance for the Period. Like other styles, small value struggled in the third quarter as oil prices peaked at new record highs, but ended the year with an impressive fourth quarter.

The Fund's strong performance for the year came primarily from the Energy sector. A significant overweight and strong stock selection in this top performing sector helped the Fund generate impressive returns and outperform the benchmark. Tesoro Corporation (0.32% of portfolio), Range Resources Corporation (0.88% of portfolio) and Vintage Petroleum, Inc. (0.53% of portfolio) stocks were all key contributors to the Fund's performance. Superior stock selection in the Financial sector also helped the Fund as holdings of UICI (0.05% of portfolio) returned more than 150%.

--------------------------------------------------------------------------------
     SMALL COMPANY VALUE PORTFOLIO                     [GRAPHIC OF TREE OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF SMALL COMPANY VALUE PORTFOLIO, THE TARGET SMALL COMPANY VALUE INDEX AND
          THE RUSSELL 2000 VALUE INDEX FROM INCEPTION THROUGH 12/31/04.

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Small Company Value        Target Small
              Portfolio Investment       Company                  Russell 2000
              Class Shares               Value Index              Value Index

9/30/92       10,000                     10,000                   10,000
8/31/93       11,974                     12,570                   13,100
8/31/94       11,972                     12,876                   13,837
8/31/95       13,391                     14,880                   16,385
8/31/96       14,735                     16,647                   18,370
8/31/97       19,706                     22,554                   25,242
8/31/98       17,975                     20,680                   22,222
8/31/99       19,841                     22,142                   25,351
8/31/00       18,684                     20,437                   28,824
8/31/01       23,781                     26,145                   34,024
8/31/02       22,048                     25,645                   32,119
12/31/02      21,682                     24,547                   31,292
12/31/03      29,577                     34,582                   45,695
12/31/04      36,312                     44,894                   58,862

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Small Company Value        Target Small
              Portfolio Institutional    Company                  Russell 2000
              Class Shares               Value Index              Value Index

7/15/96       10,000                     10,000                   10,000
8/31/96       10,304                      9,897                   10,406
8/31/97       13,781                     13,408                   14,299
8/31/98       12,578                     12,294                   12,588
8/31/99       13,389                     13,163                   14,361
8/31/00       12,638                     12,149                   16,328
8/31/01       16,115                     15,543                   19,274
8/31/02       15,578                     15,246                   18,195
12/31/02      15,333                     14,618                   17,727
12/31/03      20,985                     20,594                   25,886
12/31/04      25,834                     26,735                   31,646


PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE TARGET SMALL COMPANY VALUE INDEX IS AN UNMANAGED INDEX COMPILED BY WILSHIRE ASSOCIATES,INCORPORATED, WHICH IS A FOCUSED MEASUREMENT OF THE SMALL CAPITALIZATION VALUE SECTOR OF THE MARKET. THE RUSSELL 2000 VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST U.S. COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED VALUES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES.

--------------------------------------------------------------------------------
     DOW JONES WILSHIRE 5000 INDEX PORTFOLIO           [GRAPHIC OF TREE OMITTED]
     COMMENTARY
--------------------------------------------------------------------------------


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 12/31/04..................................    11.17%
         FIVE YEARS ENDED 12/31/04................................    (2.25)%
         INCEPTION (2/1/99) THROUGH 12/31/04......................     0.95%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 12/31/04..................................    11.56%
         FIVE YEARS ENDED 12/31/04................................    (1.95)%
         INCEPTION (2/1/99) THROUGH 12/31/04......................     1.25%

                             QUALIFIED CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 12/31/04..................................    11.13%
         INCEPTION (5/10/00) THROUGH 12/31/04.....................    (0.93)%

                            HORACE MANN CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         ONE YEAR ENDED 12/31/04..................................    11.23%
         FIVE YEARS ENDED 12/31/04................................    (2.27)%
         INCEPTION (12/10/99) THROUGH 12/31/04....................     1.11%

The performance data quoted represents past performance and does not indicate future results. Current performance may be lower or higher. Performance data current to the most recent quarter end may be obtained at www.wilshirefunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth less than their original cost. The table above, and the Comparative Performance graphs, do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS SINCE INCEPTION, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE YEAR ENDED 12/31/04, THERE WERE NO WAIVERS OR REIMBURSEMENTS. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS SINCE INCEPTION WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                            (As of December 31, 2004)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Financials                                                        22.7%
Information Technology                                            15.0%
Consumer Discretionary                                            14.8%
Health Care                                                       12.3%
Industrials                                                       11.4%
Consumer Staples                                                   7.2%
Energy                                                             7.2%
Materials                                                          3.6%
Utilities                                                          2.9%
Telecommunication Services                                         2.9%


**  BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
     DOW JONES WILSHIRE 5000 INDEX PORTFOLIO           [GRAPHIC OF TREE OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

Investment Class Shares of the Dow Jones Wilshire 5000 Portfolio (the "Fund") picked up 11.17% while Institutional Class Shares were also up 11.56% during the one year period ended December 31, 2004 (the "Period"). The Fund uses the Dow Jones Wilshire 5000 Index as the benchmark. Both classes of the Fund underperformed the benchmark, as the Index gained 12.48% over the Period.

Two rate hikes from the Fed, continued uncertainty in Iraq and extremely high oil prices could not keep the U.S. equity market from posting a positive return for 2004. The Fund and Index finished the Period with positive returns for the second year in a row, after several years of negative performance.

The Fund began the first half of the year with modestly positive returns until experiencing a difficult third quarter caused by a peak in oil prices. However, once oil prices hit the ceiling and began to come down, the fourth quarter more than made up for the losses of the third. The strongest returns for the Fund came from the Energy sector. Names like Exxon Mobil Corporation (2.30% of portfolio) and ChevronTexaco Corporation (0.78% of portfolio) helped lead the way. The Fund was hurt by select Health Care companies including Pfizer, Inc. (1.36% of portfolio) and Merck & Company, Inc. (0.49% of portfolio). The worst performing sector for the period was Information Technology. Stock selection within that sector had a negative effect on the Fund's performance as Cisco Systems, Inc. (0.88% of portfolio) and Intel Corporation (1.02% of portfolio) both experienced significant losses.

--------------------------------------------------------------------------------
     DOW JONES WILSHIRE 5000 INDEX PORTFOLIO           [GRAPHIC OF TREE OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
  DOW JONES WILSHIRE 5000 INDEX PORTFOLIO AND THE DOW JONES WILSHIRE 5000 INDEX
                        FROM INCEPTION THROUGH 12/31/04.

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Dow Jones
              Wilshire 5000           Dow Jones
              Index Portfolio         Wilshire
              Investment              5000
              Class Shares            Index

2/1/99        10,000                  10,000
8/31/99       10,320                  10,347
8/31/00       12,295                  12,416
8/31/01        9,120                   9,245
8/31/02        7,585                   7,714
12/31/02       7,340                   7,483
12/31/03       9,514                   9,851
12/31/04      10,576                  11,080

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Dow Jones
              Wilshire 5000           Dow Jones
              Index Portfolio         Wilshire
              Institutional           5000
              Class Shares            Index

2/1/99        10,000                  10,000
8/31/99       10,330                  10,347
8/31/00       12,339                  12,416
8/31/01        9,185                   9,245
8/31/02        7,662                   7,714
12/31/02       7,418                   7,483
12/31/03       9,648                   9,851
12/31/04      10,764                  11,080

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE DOW JONES WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     DOW JONES WILSHIRE 5000 INDEX PORTFOLIO           [GRAPHIC OF TREE OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
  DOW JONES WILSHIRE 5000 INDEX PORTFOLIO AND THE DOW JONES WILSHIRE 5000 INDEX
                        FROM INCEPTION THROUGH 12/31/04.

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Dow Jones
              Wilshire 5000           Dow Jones
              Index Portfolio         Wilshire
              Horace Mann             5000
              Class                   Index

12/10/99      10,000                  10,000
8/31/00       12,308                  11,785
8/31/01        9,134                   8,773
8/31/02        7,595                   7,320
12/31/02       7,348                   7,100
12/31/03       9,451                   9,346
12/31/04      10,512                  10,576


[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

              Dow Jones
              Wilshire 5000           Dow Jones
              Index Portfolio         Wilshire
              Qualified               5000
              Class                   Index

5/10/00       10,000                  10,000
8/31/00       11,179                  10,895
8/31/01        8,284                   8,110
8/31/02        6,882                   6,767
12/31/02       6,660                   6,564
12/31/03       8,622                   8,641
12/31/04       9,581                   9,719

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE DOW JONES WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     DISCLOSURE OF FUND EXPENSES
                                      FOR THE SIX MONTHS ENDED DECEMBER 31, 2004

--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio (or a "fund"), you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.


The following table illustrates your fund's costs in two ways:


ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's ACTUAL return for the past six month period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.


You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."


HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses and that the expense ratio is unchanged. In this case, because the return used is NOT the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges or fees, but they may be present in other funds that you compare this data to. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     DISCLOSURE OF FUND EXPENSES - (CONTINUED)
                                      FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                  Beginning          Ending                         Expenses Paid
                                                   Account           Account                        During Period
                                                   Value              Value          Expense          7/01/04-
                                                  07/01/04          12/31/04        Ratio (1)       12/31/04 (2)
                                                  --------          --------        ---------       -------------
LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class.............................     $1,000.00         $1,040.20          1.45%            $7.44
Institutional Class..........................      1,000.00          1,041.90          1.11              5.69
HYPOTHETICAL 5% RETURN
Investment Class.............................      1,000.00          1,017.84          1.45              7.36
Institutional Class..........................      1,000.00          1,019.57          1.11              5.63

LARGE COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class.............................      1,000.00          1,089.30          1.69              8.86
Institutional Class..........................      1,000.00          1,091.10          1.35              7.12
HYPOTHETICAL 5% RETURN
Investment Class.............................      1,000.00          1,016.65          1.69              8.55
Institutional Class..........................      1,000.00          1,018.33          1.35              6.87

SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class.............................      1,000.00          1,089.20          1.58              8.29
Institutional Class..........................      1,000.00          1,091.40          1.26              6.63
HYPOTHETICAL 5% RETURN
Investment Class.............................      1,000.00          1,017.20          1.58              8.01
Institutional Class..........................      1,000.00          1,018.80          1.26              6.40

SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class.............................      1,000.00          1,115.20          1.46              7.78
Institutional Class..........................      1,000.00          1,116.30          1.14              6.09
HYPOTHETICAL 5% RETURN
Investment Class.............................      1,000.00          1,017.78          1.46              7.42
Institutional Class..........................      1,000.00          1,019.39          1.14              5.81

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class.............................      1,000.00          1,073.10          0.91              4.75
Institutional Class..........................      1,000.00          1,075.80          0.60              3.14
Qualified Class .............................      1,000.00          1,072.60          1.00              5.23
Horace Mann Class ...........................      1,000.00          1,073.60          0.96              5.00
HYPOTHETICAL 5% RETURN
Investment Class.............................      1,000.00          1,020.56          0.91              4.63
Institutional Class..........................      1,000.00          1,022.11          0.60              3.06
Qualified Class .............................      1,000.00          1,020.09          1.00              5.10
Horace Mann Class ...........................      1,000.00          1,020.32          0.96              4.87

(1) ANNUALIZED, BASED ON THE PORTFOLIO'S MOST RECENT FISCAL HALF-YEAR EXPENSES.
(2) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS                                       DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                             ------------

COMMON STOCKS - 100.0%
          CONSUMER DISCRETIONARY - 21.6%
 14,100   Abercrombie & Fitch Company, Class A                      $    661,995
 29,325   American Eagle Outfitters                                    1,381,207
 12,100   American Greetings Corporation, Class A                        306,735
  4,300   Autoliv, Inc.                                                  207,690
 18,500   Autonation, Inc.*                                              355,385
  1,024   Autozone, Inc.*                                                 93,501
  2,000   Barnes & Noble, Inc.*                                           64,540
  7,800   Bed Bath & Beyond, Inc.*                                       310,674
  5,600   Best Buy Company, Inc.                                         332,752
 22,440   Black & Decker Corporation                                   1,982,125
 11,800   Brunswick Corporation                                          584,100
  5,700   Centex Corporation                                             339,606
  4,400   Choice Hotels International, Inc.                              255,200
109,000   Circuit City Stores, Inc.                                    1,704,760
  4,300   Coach, Inc.*                                                   242,520
 11,200   CVS Corporation                                                504,784
 14,100   D.R. Horton, Inc.                                              568,371
  6,600   Dillard's, Inc., Class A                                       177,342
  8,813   Dow Jones & Company, Inc.                                      379,488
  8,608   Eastman Kodak Company                                          277,608
 54,824   eBay, Inc.*                                                  6,374,935
225,000   EchoStar Communications Corporation, Class A*                7,479,000
161,782   Ford Motor Company                                           2,368,488
  2,939   Getty Images, Inc.*                                            202,350
 43,800   GTECH Holdings Corporation                                   1,136,610
  3,528   Harley-Davidson, Inc.                                          214,326
 16,000   Harman International Industries, Inc.                        2,032,000
 33,000   Home Depot, Inc.                                             1,410,420
210,000   International Game Technology                                7,219,800
 48,699   Interpublic Group of Companies, Inc.*                          652,567
  6,300   Johnson Controls, Inc.                                         399,672
100,000   Liberty Media Corporation, Class A*                          1,098,000
207,215   Liberty Media International, Inc., Class A*                  9,579,549
  2,523   Lowe's Companies, Inc.                                         145,300
120,000   Marriott International, Inc., Class A                        7,557,600
 19,534   Maytag Corporation                                             412,167
 10,500   McGraw-Hill Companies, Inc.                                    961,170
 90,000   MGM Mirage*                                                  6,546,600
  9,437   New York Times Company, Class A                                385,030
  1,300   OfficeMax, Inc.                                                 40,794
  4,800   Petsmart, Inc.                                                 170,544
 13,400   Polaris Industries, Inc.                                       911,468
 12,400   Radio One, Inc., Class D*                                      199,888
 12,471   RadioShack Corporation                                         410,046
  4,466   Regal Entertainment Group, Class A                              92,670
 31,800   Rite Aid Corporation*                                          116,388
  2,400   Sabre Holdings Corporation, Class A                             53,184
    177   Sears Roebuck & Company                                          9,032
305,300   Staples, Inc.                                               10,291,663
  9,700   Starbucks Corporation*                                         604,892
 37,200   Target Corporation                                           1,931,796
104,300   Time Warner, Inc.*                                           2,027,592
 14,300   TJX Companies, Inc.                                            359,359
  1,072   Toll Brothers, Inc.*                                            73,550
 29,500   Toys "R" Us, Inc.*                                             603,865
 60,899   Viacom, Inc., Class B                                        2,216,115
300,300   Wal-Mart Stores, Inc.                                       15,861,846
235,650   Walgreen Company                                             9,041,891
165,000   Weight Watchers International, Inc.*                         6,776,550
  7,700   Westwood One, Inc.*                                            207,361
 14,600   Whirlpool Corporation                                        1,010,466
214,600   XM Satellite Radio Holdings, Inc., Class A*                  8,073,252
                                                                    ------------
                                                                     127,990,179
                                                                    ------------
          CONSUMER STAPLES - 6.3%
  4,671   Alberto-Culver Company                                         226,870
 33,900   Albertson's, Inc.                                              809,532
 38,800   Anheuser-Busch Companies, Inc.                               1,968,324
 18,067   Archer-Daniels-Midland Company                                 403,075
 74,100   Coca-Cola Company                                            3,084,783
 14,800   Colgate-Palmolive Company                                      757,168
  2,700   Coors (Adolph) Company, Class B                                204,309
 30,900   Costco Wholesale Corporation                                 1,495,869
 10,459   Energizer Holdings, Inc.*                                      519,708
  2,600   Estee Lauder Companies, Inc., Class A                          119,002
269,600   Gillette Company                                            12,072,688
 19,400   Hershey Foods Corporation                                    1,077,476
 15,900   PepsiAmericas, Inc.                                            337,716
 57,400   PepsiCo, Inc.                                                2,996,280

                       See Notes to Financial Statements.


                                        1



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                             ------------

          CONSUMER STAPLES (CONTINUED)
 27,000   Pilgrim's Pride Corporation                               $    828,360
139,800   Procter & Gamble Company                                     7,700,184
  9,000   Reynolds American, Inc.                                        707,400
  8,600   Supervalu, Inc.                                                296,872
 66,100   Tyson Foods, Inc., Class A                                   1,216,240
 10,600   Wrigley (Wm.) Jr. Company                                      733,414
                                                                    ------------
                                                                      37,555,270
                                                                    ------------
          ENERGY - 2.0%
 37,307   Amerada Hess Corporation                                     3,073,351
 22,300   Anadarko Petroleum Corporation                               1,445,263
 11,700   Burlington Resources, Inc.                                     508,950
  9,219   ConocoPhillips                                                 800,486
 52,396   Devon Energy Corporation                                     2,039,252
  6,375   Grant Prideco, Inc.*                                           127,819
  2,933   Kerr-McGee Corporation                                         169,498
 29,800   Marathon Oil Corporation                                     1,120,778
  8,517   Patina Oil & Gas Corporation                                   319,387
  5,800   Pogo Producing Company                                         281,242
  2,202   Sunoco, Inc.                                                   179,925
 24,424   Valero Energy Corporation                                    1,108,850
  9,900   XTO Energy, Inc.                                               350,262
                                                                    ------------
                                                                      11,525,063
                                                                    ------------
          FINANCIALS - 8.7%
 16,900   Ambac Financial Group, Inc.                                  1,387,997
 35,000   American Express Company                                     1,972,950
 20,800   American International Group, Inc.                           1,365,936
 60,433   AmeriCredit Corporation*                                     1,477,587
  1,800   Arthur J Gallagher & Company                                    58,500
 38,000   Bank of America Corporation                                  1,785,620
  3,300   Blackrock, Inc., Class A                                       254,958
  3,000   Capital One Financial Corporation                              252,630
 25,896   Chicago Mercantile Exchange Holdings, Inc.                   5,922,415
 20,400   Equity Office Properties Trust                                 594,048
 30,379   Fannie Mae                                                   2,163,289
 39,770   Fidelity National Financial, Inc.                            1,816,296
 16,000   Freddie Mac                                                  1,179,200
    583   Goldman Sachs Group, Inc.                                       60,655
 21,695   HRPT Properties Trust                                          278,347
 28,636   Hudson City Bancorp, Inc.                                    1,054,377
 25,500   Loews Corporation                                            1,792,650
 24,500   Marsh & McLennan Companies, Inc.                               806,050
 27,500   MBIA, Inc.                                                   1,740,200
 18,860   MBNA Corporation                                               531,663
141,300   Moody's Corporation                                         12,271,905
  1,859   Nationwide Financial Services, Inc., Class A                    71,070
150,000   Northern Trust Corporation                                   7,287,000
  3,800   Nuveen Investments, Inc., Class A                              149,986
  4,050   PMI Group, Inc.                                                169,087
 12,800   Providian Financial Corporation*                               210,816
 34,900   Prudential Financial, Inc.                                   1,918,104
  3,500   Radian Group, Inc.                                             186,340
 11,030   Schwab (Charles) Corporation                                   131,919
  5,200   SLM Corporation                                                277,628
    300   St. Joe Company                                                 19,260
  4,800   State Street Corporation                                       235,776
  3,629   T. Rowe Price Group, Inc.                                      225,724
 18,980   Thornburg Mortgage, Inc.                                       549,661
 11,100   U.S. Bancorp                                                   347,652
 10,300   UnionBanCal Corporation                                        664,144
                                                                    ------------
                                                                      51,211,440
                                                                    ------------
          HEALTH CARE - 21.5%
 85,986   Abbott Laboratories                                          4,011,247
    400   Accredo Health, Inc.*                                           11,088
 19,103   Aetna, Inc.                                                  2,383,099
144,030   Allergan, Inc.                                              11,676,512
 10,100   AmerisourceBergen Corporation                                  592,668
 45,355   Amgen, Inc.*                                                 2,909,523
 22,300   Baxter International, Inc.                                     770,242
 38,200   Becton, Dickinson & Company                                  2,169,760
 46,300   Biogen Idec, Inc.*                                           3,084,043
  8,513   Biomet, Inc.                                                   369,379
 41,175   Bristol-Myers Squibb Company                                 1,054,904
 13,700   Cardinal Health, Inc.                                          796,655
 89,799   Caremark Rx, Inc.*                                           3,540,775
 11,200   Charles River Laboratories International, Inc.*                515,312
  2,560   Chiron Corporation*                                             85,325
 12,757   Cigna Corporation                                            1,040,588
  9,100   Cytyc Corporation*                                             250,887
  3,400   Dade Behring Holdings, Inc.*                                   190,400
 18,150   DaVita, Inc.*                                                  717,470
 36,800   Edwards Lifesciences Corporation*                            1,518,368
 67,700   Eli Lilly & Company                                          3,841,975
  7,200   Eon Labs, Inc.*                                                194,400
 14,100   Fisher Scientific International, Inc.*                         879,558
    641   Forest Laboratories, Inc.*                                      28,755
193,600   Genentech, Inc.*                                            10,539,584
 26,200   Genzyme Corporation*                                         1,521,434

                       See Notes to Financial Statements.


                                       2



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                             ------------

          HEALTH CARE (CONTINUED)
 22,142   Gilead Sciences, Inc.*                                    $    774,749
 17,600   Guidant Corporation                                          1,268,960
 19,200   HCA, Inc.                                                      767,232
  4,000   Health Management Associates, Inc., Class A                     90,880
  6,378   Hospira, Inc.*                                                 213,663
 41,076   ImClone Systems, Inc.*                                       1,892,782
 42,100   IMS Health, Inc.                                               977,141
    200   Inamed Corporation*                                             12,650
208,528   Johnson & Johnson                                           13,224,846
  3,800   Lincare Holdings, Inc.*                                        162,070
  8,147   Medco Health Solutions, Inc.*                                  338,915
 14,147   Medicis Pharmaceutical Corporation, Class A                    496,701
 70,214   Medtronic, Inc.                                              3,487,529
154,822   Merck & Company, Inc.                                        4,975,979
    200   MGI Pharma, Inc.*                                                5,602
  1,600   Mylan Laboratories, Inc.                                        28,288
 32,237   OSI Pharmaceuticals, Inc.*                                   2,412,939
 27,737   PerkinElmer, Inc.                                              623,805
465,584   Pfizer, Inc.                                                12,519,554
 10,785   Pharmaceutical Product Development, Inc.*                      445,313
  2,200   Quest Diagnostics                                              210,210
  5,800   Respironics, Inc.*                                             315,288
  4,758   Schering-Plough Corporation                                     99,347
  8,400   St. Jude Medical, Inc.*                                        352,212
  8,000   Stryker Corporation                                            386,000
 28,262   UnitedHealth Group, Inc.                                     2,487,904
 23,382   VCA Antech, Inc.*                                              458,287
100,000   WellPoint, Inc.*                                            11,500,000
 48,600   Wyeth                                                        2,069,874
128,900   Zimmer Holdings, Inc.*                                      10,327,468
                                                                    ------------
                                                                     127,620,139
                                                                    ------------
          INDUSTRIALS - 9.8%
 36,950   3M Company                                                   3,032,486
 18,550   AGCO Corporation*                                              406,059
 10,500   Alliant Techsystems, Inc.*                                     686,490
 50,920   Allied Waste Industries, Inc.*                                 472,538
201,395   AMR Corporation*                                             2,205,275
 21,056   Apollo Group, Inc., Class A*                                 1,699,430
  5,872   Avery Dennison Corporation                                     352,144
 55,200   Boeing Company                                               2,857,704
  8,002   Briggs & Stratton Corporation                                  332,723
  7,300   C.H. Robinson Worldwide, Inc.                                  405,296
 95,873   Cendant Corporation                                          2,241,511
 26,881   CNF, Inc.                                                    1,346,738
 15,157   CSX Corporation                                                607,493
 27,300   Emerson Electric Company                                     1,913,730
  5,100   Equifax, Inc.                                                  143,310
183,917   Expeditors International Washington, Inc.                   10,277,282
 11,800   FedEx Corporation                                            1,162,182
 54,593   General Electric Company                                     1,992,645
  2,500   H&R Block, Inc.                                                122,500
  7,400   Hughes Supply, Inc.                                            239,390
  3,300   Illinois Tool Works, Inc.                                      305,844
 16,400   Ingram Micro, Inc., Class A*                                   341,120
    100   ITT Educational Services, Inc.*                                  4,755
  9,600   ITT Industries, Inc.                                           810,720
 59,248   J.B. Hunt Transport Services, Inc.                           2,657,273
  4,900   JetBlue Airways Corporation*                                   113,778
 35,700   Norfolk Southern Corporation                                 1,291,983
 12,600   Northrop Grumman Corporation                                   684,936
  8,000   Pitney Bowes, Inc.                                             370,240
 10,000   Raytheon Company                                               388,300
 36,800   Ryder System, Inc.                                           1,757,936
 25,084   Sirva, Inc.*                                                   482,114
 41,289   Southwest Airlines Company                                     672,185
 10,800   Tyco International, Ltd.                                       385,992
153,200   United Parcel Service, Inc., Class B                        13,092,472
  6,610   W.W. Grainger, Inc.                                            440,358
 34,325   Yellow Roadway Corporation*                                  1,912,246
                                                                    ------------
                                                                      58,209,178
                                                                    ------------
          INFORMATION TECHNOLOGY - 25.2%
 36,500   Acxiom Corporation                                             959,950
 39,000   Adobe Systems, Inc.                                          2,446,860
  8,200   Advanced Micro Devices, Inc.*                                  180,564
  7,800   Altera Corporation*                                            161,460
 16,522   Analog Devices, Inc.                                           609,992
 27,556   Applied Materials, Inc.*                                       471,208
 90,938   Autodesk, Inc.                                               3,451,097
 19,328   Automatic Data Processing, Inc.                                857,197
 16,000   BMC Software, Inc.*                                            297,600
  5,800   Broadcom Corporation, Class A*                                 187,224
 37,700   Cadence Design Systems, Inc.*                                  520,637
  3,199   CDW Corporation                                                212,254
  2,419   CheckFree Corporation*                                          92,115
357,681   Cisco Systems, Inc.*                                         6,903,243
 20,202   Citrix Systems, Inc.*                                          495,555
 32,872   Cognizant Technology Solutions Corporation, Class A*         1,391,472
 31,600   Computer Sciences Corporation*                               1,781,292
 56,035   Cree, Inc.*                                                  2,245,883
 90,711   Dell, Inc.*                                                  3,822,561

                       See Notes to Financial Statements.


                                       3



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                             ------------

          INFORMATION TECHNOLOGY (CONTINUED)
  3,358   Diebold, Inc.                                             $    187,141
 43,600   EMC Corporation*                                               648,332
  4,300   Fairchild Semiconductor International, Inc.*                    69,918
280,200   First Data Corporation                                      11,919,708
  3,810   Flir Systems, Inc.*                                            243,040
 70,000   Freescale Semiconductor, Inc., Class A*                      1,247,400
 18,834   Freescale Semiconductor, Inc., Class B*                        345,792
  5,500   Harris Corporation                                             339,845
371,984   Intel Corporation                                            8,700,706
 72,217   International Business Machines Corporation                  7,119,152
168,095   Intuit, Inc.*                                                7,397,861
 22,722   Jabil Circuit, Inc.*                                           581,229
  2,700   KLA-Tencor Corporation*                                        125,766
  4,000   Lam Research Corporation*                                      115,640
 77,900   Lexmark International, Inc., Class A*                        6,621,500
 21,400   Linear Technology Corporation                                  829,464
 12,320   Maxim Integrated Products, Inc.                                522,245
 20,592   McAfee, Inc.*                                                  595,727
 12,477   Microchip Technology, Inc.                                     332,637
132,110   Micron Technology, Inc.*                                     1,631,558
921,348   Microsoft Corporation                                       24,609,205
176,282   Motorola, Inc.                                               3,032,050
  2,500   NCR Corporation*                                               173,075
  2,600   Network Appliance, Inc.*                                        86,372
256,524   Paychex, Inc.                                                8,742,338
436,390   Qualcomm, Inc.                                              18,502,936
  7,492   Red Hat, Inc.*                                                 100,018
250,000   SanDisk Corporation*                                         6,242,500
133,608   Sanmina-SCI Corporation*                                     1,131,660
    100   Silicon Laboratories, Inc.*                                      3,531
  5,200   Storage Technology Corporation*                                164,372
 70,210   Sun Microsystems, Inc.*                                        377,730
 57,000   Symantec Corporation*                                        1,468,320
    516   Tech Data Corporation*                                          23,426
    400   Teradyne, Inc.*                                                  6,828
 34,318   Texas Instruments, Inc.                                        844,909
 47,800   Unisys Corporation*                                            486,604
 38,884   VeriSign, Inc.*                                              1,303,392
 17,900   Xilinx, Inc.                                                   530,735
135,888   Yahoo!, Inc.*                                                5,120,260
                                                                    ------------
                                                                     149,613,086
                                                                    ------------
          MATERIALS - 2.8%
 18,500   Alcoa, Inc.                                                    581,270
  8,000   Ball Corporation                                               351,840
 20,182   Bowater, Inc.                                                  887,403
  2,000   du Pont (E.I.) de Nemours & Company                             98,100
  3,200   Ecolab, Inc.                                                   112,416
  4,008   Engelhard Corporation                                          122,925
  7,977   Georgia-Pacific Corporation                                    298,978
  9,100   Louisiana-Pacific Corporation                                  243,334
 24,700   Lubrizol Corporation                                           910,442
 16,700   Massey Energy Company                                          583,665
  4,100   Newmont Mining Corporation                                     182,081
 50,500   Nucor Corporation                                            2,643,170
  1,400   Phelps Dodge Corporation                                       138,488
185,000   Praxair, Inc.                                                8,167,750
    930   RPM International, Inc.                                         18,284
  6,340   United States Steel Corporation                                324,925
  9,800   Weyerhaeuser Company                                           658,756
                                                                    ------------
                                                                      16,323,827
                                                                    ------------
          TELECOMMUNICATION SERVICES - 1.9%
  5,400   Alltel Corporation                                             317,304
 33,872   BellSouth Corporation                                          941,303
 20,800   CenturyTel, Inc.                                               737,776
198,870   Citizens Communications Company                              2,742,417
  5,100   Foundry Networks, Inc.*                                         67,116
 21,013   Juniper Networks, Inc.*                                        571,343
 42,300   Nextel Communications, Inc., Class A*                        1,269,000
 40,100   Nextel Partners, Inc., Class A*                                783,554
 51,600   Sprint Corporation                                           1,282,260
 11,100   Telephone & Data Systems, Inc.                                 854,145
  3,900   United States Cellular Corporation*                            174,564
 37,333   Verizon Communications, Inc.                                 1,512,360
                                                                    ------------
                                                                      11,253,142
                                                                    ------------
          UTILITIES - 0.2%
  5,800   Idacorp, Inc.                                                  177,306
 13,600   Northeast Utilities                                            256,360
 16,900   NRG Energy, Inc.*                                              609,245
  5,600   WGL Holdings, Inc.                                             172,704
                                                                    ------------
                                                                       1,215,615
                                                                    ------------
          TOTAL COMMON STOCKS
             (Cost $501,153,018)                                     592,516,939
                                                                    ------------
WARRANTS - 0.0%**
   (Cost $0)
154,656   Lucent Technologies, Inc.
             Warrants Expire 12/10/07*                                   244,357
                                                                    ------------

                       See Notes to Financial Statements.


                                        4



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                             ------------

TOTAL INVESTMENTS
   (Cost $501,153,018)                                     100.0%    592,761,296
OTHER ASSETS AND LIABILITIES
   (Net)                                                     0.0%**       37,725
                                                           -----    ------------
NET ASSETS                                                 100.0%   $592,799,021
                                                           =====    ============

FUTURES CONTRACT - LONG POSITIONS

Number of                                                            Unrealized
Contracts                                                           Appreciation
--------                                                            ------------
      2   CME E-Mini S&P 500                                        $         25

----------
*    Non-income producing security.

**   Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS                                       DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                              -----------

COMMON STOCKS - 93.8%
          CONSUMER DISCRETIONARY - 8.4%
  1,300   American Axle & Manufacturing Holdings, Inc.               $    39,858
    800   Autoliv, Inc.                                                   38,640
  1,300   BorgWarner, Inc.                                                70,421
    750   Brunswick Corporation                                           37,125
  1,656   Cablevision Systems New York Group, Class A*                    41,234
  4,000   Caesars Entertainment, Inc.*                                    80,560
    960   Centex Corporation                                              57,197
  7,300   Comcast Corporation, Class A*                                  242,944
  5,400   Dana Corporation                                                93,582
  4,402   Eastman Kodak Company                                          141,964
  1,200   Entercom Communications Corporation*                            43,068
  1,800   Federated Department Stores, Inc.                              104,022
 11,504   Ford Motor Company                                             168,418
  1,000   Fortune Brands, Inc.                                            77,180
  3,900   Gap, Inc.                                                       82,368
  6,167   General Motors Corporation                                     247,050
  1,000   Hilton Hotels Corporation                                       22,740
  5,600   Interpublic Group of Companies, Inc.*                           75,040
  8,475   Johnson Controls, Inc.                                         537,654
  1,700   Jones Apparel Group, Inc.                                       62,169
  1,400   Lear Corporation                                                85,414
  5,200   Limited Brands, Inc.                                           119,704
  1,100   Magna International, Inc., Class A                              90,805
    300   Mandalay Resort Group                                           21,129
    928   Maytag Corporation                                              19,581
 11,615   McDonald's Corporation                                         372,377
    640   MDC Holdings, Inc.                                              55,322
    300   Media General, Inc., Class A                                    19,443
  4,700   Newell Rubbermaid, Inc.                                        113,693
  1,800   Nordstrom, Inc.                                                 84,114
  6,100   Office Depot, Inc.*                                            105,896
    794   OfficeMax, Inc.                                                 24,916
 13,775   RadioShack Corporation                                         452,922
  1,600   Ryland Group, Inc.                                              92,064
  2,300   Target Corporation                                             119,439
 38,307   Time Warner, Inc.*                                             744,688
    100   Urban Outfitters, Inc.*                                          4,440
  1,000   V.F. Corporation                                                55,380
    700   Viacom, Inc., Class B                                           25,473
    900   Walt Disney Company                                             25,020
  1,819   Whirlpool Corporation                                          125,893
    700   Wiley (John) & Sons, Inc., Class A                              24,388
                                                                     -----------
                                                                       5,045,335
                                                                     -----------
          CONSUMER STAPLES - 4.9%
  3,300   Albertson's, Inc.                                               78,804
 11,499   Altria Group, Inc.                                             702,589
  5,990   Archer-Daniels-Midland Company                                 133,637
  2,000   Avon Products, Inc.                                             77,400
    549   Colgate-Palmolive Company                                       28,087
    816   Costco Wholesale Corporation                                    39,503
  4,100   Del Monte Foods Company*                                        44,885
  2,200   Kellogg Company                                                 98,252
  2,200   Kimberly-Clark Corporation                                     144,782
  4,900   Kroger Company*                                                 85,946
  1,500   PepsiCo, Inc.                                                   78,300
  1,169   Reynolds American, Inc.                                         91,883
  5,900   Safeway, Inc.*                                                 116,466
 38,375   Sara Lee Corporation                                           926,372
  2,000   Unilever NV, NY Shares                                         133,420
  3,800   UST, Inc.                                                      182,818
                                                                     -----------
                                                                       2,963,144
                                                                     -----------
          ENERGY - 11.0%
  4,700   Amerada Hess Corporation                                       387,186
  1,523   Ashland, Inc.                                                   88,913
  5,250   BP PLC, ADR                                                    306,600
 21,200   ChevronTexaco Corporation                                    1,113,212
 11,375   ConocoPhillips                                                 987,691
  4,578   Devon Energy Corporation                                       178,176
  2,739   EOG Resources, Inc.                                            195,455
 39,349   Exxon Mobil Corporation                                      2,017,030
    300   Kerr-McGee Corporation                                          17,337
  6,654   Marathon Oil Corporation                                       250,257
  2,700   Occidental Petroleum Corporation                               157,572
  5,037   Patina Oil & Gas Corporation                                   188,887
  7,100   Pioneer Natural Resources Company                              249,210
  2,300   Unocal Corporation                                              99,452
  7,392   Valero Energy Corporation                                      335,597
                                                                     -----------
                                                                       6,572,575
                                                                     -----------
          FINANCIALS - 34.9%
  1,800   ACE, Ltd.                                                       76,950
 11,950   Allstate Corporation                                           618,054
 11,900   American International Group, Inc.                             781,473
  7,798   AmeriCredit Corporation*                                       190,661
 19,025   AON Corporation                                                453,936

                       See Notes to Financial Statements.


                                        1



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                              -----------

          FINANCIALS (CONTINUED)
  1,800   Apartment Investment & Management Company, Class A         $    69,372
 35,696   Bank of America Corporation                                  1,677,355
    600   Bear Stearns Companies, Inc.                                    61,386
    100   Boston Properties, Inc.                                          6,467
    600   Capital One Financial Corporation                               50,526
    100   Chicago Mercantile Exchange Holdings, Inc.                      22,870
  1,700   Chubb Corporation                                              130,730
  9,850   CIT Group, Inc.                                                451,327
 51,075   Citigroup, Inc.                                              2,460,793
    700   City National Corporation                                       49,455
  7,825   Comerica, Inc.                                                 477,481
  5,400   Commerce Bancorp, Inc.                                         347,760
  3,300   E*Trade Financial Corporation*                                  49,335
    700   Eaton Vance Corporation                                         36,505
  1,600   Equity Office Properties Trust                                  46,592
  1,600   Fannie Mae                                                     113,936
    742   Fidelity National Financial, Inc.                               33,887
 10,300   Fifth Third Bancorp                                            486,984
  1,400   Franklin Resources, Inc.                                        97,510
 13,100   Freddie Mac                                                    965,470
  1,200   Golden West Financial Corporation                               73,704
  4,200   Goldman Sachs Group, Inc.                                      436,968
  2,300   Hartford Financial Services Group, Inc.                        159,413
  6,900   Host Marriott Corporation*                                     119,370
  3,550   HRPT Properties Trust                                           45,546
  4,400   Huntington Bancshares, Inc.                                    109,032
  1,395   Investors Financial Services Corporation                        69,722
  1,000   iStar Financial, Inc.                                           45,260
 10,796   JPMorgan Chase & Company                                       421,152
  4,100   KeyCorp                                                        138,990
  3,700   Lehman Brothers Holdings, Inc.                                 323,676
 10,825   Loews Corporation                                              760,998
  1,700   Manulife Financial Corporation                                  78,540
  8,450   MBIA, Inc.                                                     534,716
  4,700   Merrill Lynch & Company, Inc.                                  280,919
 33,600   MetLife, Inc.                                                1,361,136
  1,200   MGIC Investment Corporation                                     82,692
 17,925   Morgan Stanley                                                 995,196
 10,800   National City Corporation                                      405,540
  1,200   Nationwide Financial Services, Inc., Class A                    45,876
  3,150   North Fork Bancorporation, Inc.                                 90,878
    500   Northern Trust Corporation                                      24,290
  1,100   PMI Group, Inc.                                                 45,925
  1,100   PNC Financial Services Group, Inc.                              63,184
  6,900   ProLogis                                                       298,977
  4,600   Prudential Financial, Inc.                                     252,816
  1,892   SEI Investments Company                                         79,332
  1,500   SLM Corporation                                                 80,085
    550   St. Joe Company                                                 35,310
  2,000   St. Paul Travelers Companies, Inc.                              74,140
  1,800   StanCorp Financial Group, Inc.                                 148,500
  4,400   State Street Corporation                                       216,128
  2,100   SunTrust Banks, Inc.                                           155,148
  2,000   Synovus Financial Corporation                                   57,160
  2,400   TCF Financial Corporation                                       77,136
  4,934   Thornburg Mortgage, Inc.                                       142,889
  6,300   Torchmark Corporation                                          359,982
  4,200   U.S. Bancorp                                                   131,544
  3,100   UnionBanCal Corporation                                        199,888
  6,600   UnumProvident Corporation                                      118,404
    600   Vornado Realty Trust                                            45,678
  6,201   Wachovia Corporation                                           326,173
 17,050   Washington Mutual, Inc.                                        720,874
  3,600   Wells Fargo & Company                                          223,740
  1,700   WR Berkley Corporation                                          80,189
  6,775   XL Capital, Ltd., Class A                                      526,079
    400   Zions Bancorporation                                            27,212
                                                                     -----------
                                                                      20,846,922
                                                                     -----------
          HEALTH CARE - 4.9%
  3,630   Aetna, Inc.                                                    452,843
    700   AstraZeneca PLC, ADR                                            25,473
  1,500   Bristol-Myers Squibb Company                                    38,430
  6,625   Cigna Corporation                                              540,401
  1,100   Community Health Systems, Inc.*                                 30,668
  2,200   Edwards Lifesciences Corporation*                               90,772
    900   GlaxoSmithKline PLC, ADR                                        42,651
  9,150   HCA, Inc.                                                      365,634
  3,900   IMS Health, Inc.                                                90,519
 17,200   McKesson Corporation                                           541,112
  2,400   Medco Health Solutions, Inc.*                                   99,840
  3,500   Merck & Company, Inc.                                          112,490
    862   OSI Pharmaceuticals, Inc.*                                      64,521
 13,200   Pfizer, Inc.                                                   354,948
    700   Pharmaceutical Product Development, Inc.*                       28,903
    581   UnitedHealth Group, Inc.                                        51,145
                                                                     -----------
                                                                       2,930,350
                                                                     -----------

                       See Notes to Financial Statements.


                                        2



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                              -----------

          INDUSTRIALS - 12.2%
    400   3M Company                                                 $    32,828
  7,258   AGCO Corporation*                                              158,878
    919   Alliant Techsystems, Inc.*                                      60,084
  1,517   Allied Waste Industries, Inc.*                                  14,078
  4,340   AMR Corporation*                                                47,523
    700   Apollo Group, Inc., Class A*                                    56,497
 15,825   Boeing Company                                                 819,260
  5,660   Briggs & Stratton Corporation                                  235,343
  5,861   Burlington Northern Santa Fe Corporation                       277,284
  1,000   Caterpillar, Inc.                                               97,510
 29,241   Cendant Corporation                                            683,655
    500   CNF, Inc.                                                       25,050
  1,200   Cooper Industries, Ltd., Class A                                81,468
  1,686   CSX Corporation                                                 67,575
  1,700   Eaton Corporation                                              123,012
  3,493   Expeditors International Washington, Inc.                      195,189
  1,400   FedEx Corporation                                              137,886
  1,100   General Dynamics Corporation                                   115,060
 29,056   General Electric Company                                     1,060,544
  1,600   Goodrich Corporation                                            52,224
  5,121   Graco, Inc.                                                    191,269
  1,200   H&R Block, Inc.                                                 58,800
    900   Honeywell International, Inc.                                   31,869
  2,500   Hubbell, Inc., Class B                                         130,750
    980   J.B. Hunt Transport Services, Inc.                              43,953
  1,400   Jacobs Engineering Group, Inc.*                                 66,906
  4,500   JetBlue Airways Corporation*                                   104,490
  1,500   Masco Corporation                                               54,795
  8,600   Norfolk Southern Corporation                                   311,234
    500   Parker-Hannifin Corporation                                     37,870
  5,300   Ryder System, Inc.                                             253,181
    330   Sirva, Inc.*                                                     6,343
 14,800   Southwest Airlines Company                                     240,944
  2,600   SPX Corporation                                                104,156
  1,800   Textron, Inc.                                                  132,840
  5,738   Timken Company                                                 149,303
  2,600   Tyco International, Ltd.                                        92,924
 10,365   Union Pacific Corporation                                      697,046
    340   United Parcel Service, Inc., Class B                            29,056
  1,600   W.W. Grainger, Inc.                                            106,592
  2,109   Yellow Roadway Corporation*                                    117,492
                                                                     -----------
                                                                       7,302,761
                                                                     -----------
          INFORMATION TECHNOLOGY - 5.1%
 28,000   ADC Telecommunications, Inc.*                                   75,040
  1,400   Adobe Systems, Inc.                                             87,836
 21,200   Agere Systems, Inc., Class A*                                   29,044
    700   CheckFree Corporation*                                          26,656
  1,200   Cognizant Technology Solutions Corporation, Class A*            50,796
 23,350   Computer Associates International, Inc.                        725,251
  4,600   Corning, Inc.*                                                  54,142
  2,300   Cree, Inc.*                                                     92,184
  5,600   Electronic Data Systems Corporation                            129,360
    260   First Data Corporation                                          11,060
 10,000   Flextronics International, Ltd.*                               138,200
 47,150   Hewlett-Packard Company                                        988,736
    900   International Business Machines Corporation                     88,722
  8,700   Microsoft Corporation                                          232,377
    800   Network Appliance, Inc.*                                        26,576
  1,700   Red Hat, Inc.*                                                  22,695
  2,700   Sanmina-SCI Corporation*                                        22,869
 21,600   Solectron Corporation*                                         115,128
    700   Tech Data Corporation*                                          31,780
 10,000   Tellabs, Inc.*                                                  85,900
  1,300   VeriSign, Inc.*                                                 43,576
                                                                     -----------
                                                                       3,077,928
                                                                     -----------
          MATERIALS - 3.3%
    500   Dow Chemical Company                                            24,755
  1,400   du Pont (E.I.) de Nemours & Company                             68,670
    263   Florida Rock Industries, Inc.                                   15,656
  8,757   Georgia-Pacific Corporation                                    328,212
    500   Lafarge North America, Inc.                                     25,660
    100   Louisiana-Pacific Corporation                                    2,674
  1,800   Martin Marietta Materials, Inc.                                 96,588
  3,200   MeadWestvaco Corporation                                       108,448
  4,700   Monsanto Company                                               261,085
  1,600   Nucor Corporation                                               83,744
  3,000   Owens-Illinois, Inc.*                                           67,950
    740   Phelps Dodge Corporation                                        73,201
  3,000   RPM International, Inc.                                         58,980
  5,600   Smurfit-Stone Container Corporation*                           104,608
  2,127   Temple-Inland, Inc.                                            145,487
  4,400   United States Steel Corporation                                225,500
    700   Vulcan Materials Company                                        38,227
  1,900   Weyerhaeuser Company                                           127,718
  4,800   Worthington Industries, Inc.                                    93,984
                                                                     -----------
                                                                       1,951,147
                                                                     -----------

          TELECOMMUNICATION SERVICES - 4.7%
  3,084   Alltel Corporation                                             181,216

                       See Notes to Financial Statements.


                                        3



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                              -----------

          TELECOMMUNICATION SERVICES (CONTINUED)
  1,629   American Tower Corporation, Class A*                       $    29,974
    486   AT&T Corporation                                                 9,263
  7,360   BellSouth Corporation                                          204,534
  2,019   CenturyTel, Inc.                                                71,614
 16,235   Citizens Communications Company                                223,881
  4,042   Juniper Networks, Inc.*                                        109,902
    300   NTL, Inc.*                                                      21,888
 10,900   SBC Communications, Inc.                                       280,893
 31,634   Sprint Corporation                                             786,105
    800   Telephone & Data Systems, Inc.                                  61,560
 20,055   Verizon Communications, Inc.                                   812,428
                                                                     -----------
                                                                       2,793,258
                                                                     -----------
          UTILITIES - 4.4%
  3,600   Alliant Energy Corporation                                     102,960
  3,900   American Electric Power Company, Inc.                          133,926
    500   Constellation Energy Group, Inc.                                21,855
  2,100   DTE Energy Company                                              90,573
    900   Duke Energy Corporation                                         22,797
  6,513   Edison International                                           208,611
  2,000   Entergy Corporation                                            135,180
  1,200   Exelon Corporation                                              52,884
    300   FPL Group, Inc.                                                 22,425
  7,200   Northeast Utilities                                            135,720
  2,111   Public Service Enterprise Group, Inc.                          109,286
  4,550   SCANA Corporation                                              179,270
  3,000   Sempra Energy                                                  110,040
  8,600   TXU Corporation                                                555,216
 15,950   Wisconsin Energy Corporation                                   537,675
 10,300   Xcel Energy, Inc.                                              187,460
                                                                     -----------
                                                                       2,605,878
                                                                     -----------
          TOTAL COMMON STOCKS
          (Cost $46,292,991)                                          56,089,298
                                                                     -----------
RIGHTS - 0.0%**
   (Cost $0)
  6,924   Seagate Tax Refund Rights*+                                          1
                                                                     -----------
TOTAL INVESTMENTS
   (Cost $46,292,991)                               93.8%             56,089,299
OTHER ASSETS AND LIABILITIES
   (Net)                                             6.2%              3,718,713
                                                   -----             -----------
NET ASSETS                                         100.0%            $59,808,012
                                                   =====             ===========

----------
*    Non-income producing security.

**   Amount represents less than 0.1% of net assets.

+    Fair-valued Securities

     ADR--American Depository Receipt

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS                                       DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------

COMMON STOCKS - 86.0%
         CONSUMER DISCRETIONARY - 14.3%
   700   Advisory Board Company*                                     $    25,816
   600   Advo, Inc.                                                       21,390
   750   Aeropostale, Inc.*                                               22,072
   200   Ambassadors Group, Inc.                                           7,122
   219   Ameristar Casinos, Inc.                                           9,441
   683   Arbitron, Inc.*                                                  26,760
   740   Argosy Gaming Company*                                           34,558
 1,112   Asbury Automative Group, Inc.*                                   15,323
 1,090   Boyd Gaming Corporation                                          45,398
   200   Bright Horizons Family Solutions, Inc.*                          12,952
 1,465   Catalina Marketing Corporation                                   43,408
   829   Central Garden & Pet Company*                                    34,602
 2,202   Champion Enterprises, Inc.*                                      26,028
   500   Charles River Associates, Inc.*                                  23,385
   568   Chattem, Inc.*                                                   18,801
 1,900   Christopher & Banks Corporation                                  35,055
 1,150   Coldwater Creek, Inc.*                                           35,501
 2,419   Cost Plus, Inc.*                                                 77,722
   950   Fred's, Inc.                                                     16,530
 1,900   GameStop Corporation, Class A*                                   42,484
   850   Gentex Corporation                                               31,467
   275   Getty Images, Inc.*                                              18,934
   250   Harman International Industries, Inc.                            31,750
 1,080   Hollinger International, Inc., Class A                           16,934
 1,335   HOT Topic, Inc.*                                                 22,949
 3,350   Insight Enterprises, Inc.*                                       68,742
 2,018   Jarden Corporation*                                              87,662
   450   Linens 'N Things, Inc.*                                          11,160
 1,875   Michaels Stores, Inc.                                            56,194
 2,000   Midas, Inc.*                                                     40,000
 1,950   MSC Industrial Direct Company, Class A                           70,161
 1,119   Multimedia Games, Inc.*                                          17,635
   325   O'Reilly Automotive, Inc.*                                       14,641
   964   Orleans Homebuilders, Inc.*                                      19,135
   800   Pantry, Inc.*                                                    24,072
 2,050   Penn National Gaming, Inc.*                                     124,128
 3,025   PEP Boys-Manny, Moe & Jack                                       51,637
 1,375   Petsmart, Inc.                                                   48,854
 5,488   Playtex Products, Inc.*                                          43,849
 8,388   Primedia, Inc.*                                                  31,874
   400   R.H. Donnelley Corporation*                                      23,620
   700   Red Robin Gourmet Burgers, Inc.*                                 37,429
 2,550   Ruby Tuesday, Inc.                                               66,504
 1,032   SCP Pool Corporation                                             32,921
 1,122   Select Comfort Corporation*                                      20,129
 1,250   Shuffle Master, Inc.*                                            58,875
   463   Six Flags, Inc.*                                                  2,486
   100   Speedway Motorsports, Inc.                                        3,918
   400   Strayer Education, Inc.                                          43,916
 1,815   Sunterra Corporation*                                            25,483
 2,375   TBC Corporation*                                                 66,025
 1,374   Thor Industries, Inc.                                            50,907
 2,684   Tractor Supply Company*                                          99,872
   583   Tuesday Morning Corporation*                                     17,857
   917   Warnaco Group, Inc.*                                             19,807
 1,190   Yankee Candle Company, Inc.*                                     39,484
 1,130   Young Broadcasting, Inc., Class A*                               11,933
                                                                     -----------
                                                                       2,027,292
                                                                     -----------
         CONSUMER STAPLES - 1.3%
    70   Corn Products International, Inc.                                 3,749
 2,625   Performance Food Group Company*                                  70,639
 1,720   Rayovac Corporation*                                             52,563
 1,164   Universal Corporation                                            55,686
                                                                     -----------
                                                                         182,637
                                                                     -----------
         ENERGY - 7.3%
 1,400   Cabot Oil & Gas Corporation                                      61,950
 1,540   Cal Dive International, Inc.*                                    62,755
 1,943   Callon Petroleum Company*                                        28,096
   600   CARBO Ceramics, Inc.                                             41,400
 1,300   Comstock Resources, Inc.*                                        28,665
 1,225   Core Laboratories N.V.*                                          28,604
 2,425   Delta Petroleum Corporation*                                     38,024
   800   Frontier Oil Corporation                                         21,328
 1,302   Grey Wolf, Inc.*                                                  6,862
 1,216   Hanover Compressor Company*                                      17,182
 4,624   Input/Output, Inc.*                                              40,876
 1,900   KCS Energy, Inc.*                                                28,082
 1,584   Lone Star Technologies, Inc.*                                    53,001
 1,710   Maverick Tube Corporation*                                       51,813
 3,037   Meridian Resource Corporation*                                   18,374
   550   Niko Resources, Ltd.                                             23,138
   700   Oceaneering International, Inc.*                                 26,124
 1,280   Quicksilver Resources, Inc.*                                     47,078

                       See Notes to Financial Statements.


                                        1



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
         ENERGY (CONTINUED)
 2,000   Spinnaker Exploration Company*                              $    70,140
   300   St. Mary Land & Exploration Company                              12,522
   367   Tesoro Corporation*                                              11,693
 2,018   Tetra Technologies, Inc.*                                        57,109
   975   Ultra Petroleum Corporation*                                     46,927
 1,820   Unit Corporation*                                                69,542
 1,200   Veritas DGC, Inc.*                                               26,892
 3,100   Vintage Petroleum, Inc.                                          70,339
   850   Whiting Petroleum Corporation*                                   25,712
   325   XTO Energy, Inc.                                                 11,499
                                                                     -----------
                                                                       1,025,727
                                                                     -----------
         FINANCIALS - 6.3%
 1,300   Advanta Corporation, Class B                                     31,551
 1,445   Affiliated Managers Group, Inc.*                                 97,884
 3,855   American Home Mortgage Investment Corporation                   132,034
 3,512   Anworth Mortgage Asset Corporation                               37,614
 1,200   BankAtlantic Bancorp, Inc., Class A                              23,880
   425   Boston Private Financial Holdings, Inc.                          11,972
   300   Cathay General Bancorp, Inc.                                     11,250
 1,975   Citizens, Inc.*                                                  12,579
 1,337   Commercial Capital Bancorp, Inc.                                 30,992
     8   Community Banks, Inc.                                               225
   800   Equity Lifestyle Properties, Inc.                                28,600
   861   FelCor Lodging Trust, Inc.*                                      12,614
   800   Gables Residential Trust                                         28,632
   871   Glacier Bancorp, Inc.                                            29,649
 1,400   Harbor Florida Bancshares, Inc.                                  48,454
   566   Independent Bank Corporation                                     19,103
   603   Integra Bank Corporation                                         13,935
   500   ITLA Capital Corporation*                                        29,395
 1,732   Luminent Mortgage Capital, Inc.                                  20,611
 1,000   MBT Financial Corporation                                        23,270
   700   Mid-State Bancshares                                             20,055
   800   Old Second Bancorp, Inc.                                         25,504
 1,745   Omega Healthcare Investors, Inc.                                 20,591
 1,010   Portfolio Recovery Associates, Inc.*                             41,632
   626   PrivateBancorp, Inc.                                             20,176
   890   Sterling Financial Corporation*                                  34,941
 1,225   United Community Banks, Inc.                                     32,989
   300   Walter Industries, Inc.                                          10,119
 1,756   Wilshire Bancorp, Inc.*                                          29,044
   300   WSFS Financial Corporation                                       18,096
                                                                     -----------
                                                                         897,391
                                                                     -----------
         HEALTH CARE - 14.4%
   700   Advanced Medical Optics, Inc.*                                   28,798
   800   Advanced Neuromodulation Systems, Inc.*                          31,568
 1,340   Align Technology, Inc.*                                          14,405
 1,075   America Service Group, Inc.*                                     28,778
   900   American Medical Systems Holdings, Inc.*                         37,629
   500   AMERIGROUP Corporation*                                          37,830
 1,050   Amsurg Corporation*                                              31,017
   400   Analogic Corporation                                             17,916
   900   Arthrocare Corporation*                                          28,854
    77   Bentley Pharmaceuticals, Inc.*                                      828
 3,464   Beverly Enterprises, Inc.*                                       31,696
   600   Biosite, Inc.*                                                   36,924
 1,000   Bradley Pharmaceuticals, Inc.*                                   19,400
   123   Cardiodynamics International Corporation*                           636
 1,600   Centene Corporation*                                             45,360
   900   Cerner Corporation*                                              47,853
   600   Chemed Corporation                                               40,266
   509   Closure Medical Corporation*                                      9,925
   579   Connetics Corporation*                                           14,064
 2,550   Covance, Inc.*                                                   98,812
   500   Diagnostic Products Corporation                                  27,525
 1,200   DJ Orthopedics, Inc.*                                            25,704
    80   Enzon Pharmaceuticals, Inc.*                                      1,098
   328   Genzyme Corporation*                                             19,032
   300   Haemonetics Corporation*                                         10,863
   650   Immucor, Inc.*                                                   15,281
 1,738   Impax Laboratories, Inc.*                                        27,599
   700   Integra LifeSciences Holdings Corporation*                       25,851
 2,600   Intermagnetics General Corporation*                              66,066
   447   LabOne, Inc.*                                                    14,322
 1,000   LifePoint Hospitals, Inc.*                                       34,820
 1,440   Ligand Pharmaceuticals, Inc., Class B*                           16,762
   100   Mannatech, Inc.                                                   1,904
   700   Matria Healthcare, Inc.*                                         27,349
   640   Medicines Company*                                               18,432
   708   Mentor Corporation                                               23,888
   737   NDCHealth Corporation                                            13,701

                       See Notes to Financial Statements.


                                        2



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------

         HEALTH CARE (CONTINUED)
   600   Nutraceutical International Corporation*                    $     9,246
 1,300   Nuvelo, Inc.*                                                    12,805
   900   Ocular Sciences, Inc.*                                           44,109
 1,200   Odyssey Healthcare, Inc.*                                        16,416
   800   Onyx Pharmaceuticals, Inc.*                                      25,912
 2,500   Orthologic Corporation*                                          15,625
 1,540   Par Pharmaceutical Companies, Inc.*                              63,725
   600   Pediatrix Medical Group, Inc.*                                   38,430
   900   Penwest Pharmaceuticals Company*                                 10,764
   500   Pharmacyclics, Inc.*                                              5,235
   800   PolyMedica Corporation                                           29,832
 2,800   PSS World Medical, Inc.*                                         35,042
 1,364   Regeneration Technologies, Inc.*                                 14,295
   600   Regeneron Pharmaceuticals, Inc.*                                  5,526
   308   RehabCare Group, Inc.*                                            8,621
 1,200   Resmed, Inc.*                                                    61,320
 1,575   Respironics, Inc.*                                               85,617
   538   Salix Pharmaceuticals, Ltd.*                                      9,463
 1,400   Select Medical Corporation                                       24,640
 1,100   Sierra Health Services, Inc.*                                    60,621
 1,091   Sonic Innovations, Inc.*                                          4,549
 1,600   SonoSite, Inc.*                                                  54,320
   600   Steris Corporation*                                              14,232
 1,000   SurModics, Inc.*                                                 32,510
 1,140   Sybron Dental Specialties, Inc.*                                 40,333
 1,018   Techne Corporation*                                              39,600
   160   Telik, Inc.*                                                      3,062
 1,575   United Surgical Partners International, Inc.*                    65,678
   690   USANA Health Sciences, Inc.*                                     23,598
   500   Valeant Pharmaceuticals International                            13,175
   860   Varian, Inc.*                                                    35,269
   700   Ventana Medical Systems, Inc.*                                   44,793
 2,197   Visx, Inc.*                                                      56,836
   400   West Pharmaceutical Services, Inc.                               10,012
 1,140   Wilson Greatbatch Technologies, Inc.*                            25,559
   600   Wright Medical Group, Inc.*                                      17,100
                                                                     -----------
                                                                       2,030,626
                                                                     -----------
         INDUSTRIALS - 15.2%
   675   Actuant Corporation, Class A*                                    35,201
 5,910   AirTran Holdings, Inc.*                                          63,237
 2,000   America West Holdings Corporation, Class B*                      13,160
 1,050   Artesyn Technologies, Inc.*                                      11,865
   600   Brady Corporation, Class A                                       37,542
   550   Carlisle Companies, Inc.                                         35,706
   600   Ceradyne, Inc.*                                                  34,326
   700   Chicago Bridge & Iron Company, N.V.                              28,000
   875   ChoicePoint, Inc.*                                               40,241
   600   Clarcor, Inc.                                                    32,862
 1,970   Coinstar, Inc.*                                                  52,855
 3,976   Continental Airlines, Inc., Class B*                             53,835
   745   Cornell Companies, Inc.*                                         11,309
   700   CorVel Corporation*                                              18,746
   650   Donaldson Company, Inc.                                          21,177
   600   Drew Industries, Inc.*                                           21,702
 1,400   EGL, Inc.*                                                       41,846
 1,025   ElkCorp                                                          35,075
   350   Engineered Support Systems, Inc.                                 20,727
 2,100   ExpressJet Holdings, Inc.*                                       27,048
 2,093   Forward Air Corporation*                                         93,557
 1,765   Frontier Airlines, Inc.*                                         20,139
 1,275   FTI Consulting, Inc.*                                            26,864
 1,500   General Binding Corporation*                                     19,710
   100   Genlyte Group, Inc.*                                              8,568
 1,900   Gevity HR, Inc.                                                  39,064
   900   Greenbrier Companies, Inc.                                       30,465
 2,818   Heartland Express, Inc.                                          63,320
   737   Heidrick & Struggles International, Inc.*                        25,257
 1,025   Hewitt Associates, Inc., Class A*                                32,810
 1,300   Hudson Highland Group, Inc.*                                     37,440
   610   Imagistics International, Inc.*                                  20,533
 1,092   Kansas City Southern*                                            19,361
   500   Kirby Corporation*                                               22,190
 3,416   Knight Transportation, Inc.                                      84,717
 2,130   Labor Ready, Inc.*                                               36,040
   700   Landstar System, Inc.*                                           51,548
 1,050   Laureate Education, Inc.*                                        46,294
   400   Manitowoc Company, Inc.                                          15,060
 2,210   Mesa Air Group, Inc.*                                            17,547
   200   Middleby Corporation*                                            10,144
   875   Mobile Mini, Inc.*                                               28,910
 1,300   Navigant Consulting, Inc.*                                       34,580
 1,025   NCI Building Systems, Inc.*                                      38,438
   700   Northwest Airlines Corporation*                                   7,651

                       See Notes to Financial Statements.


                                        3



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------

         INDUSTRIALS (CONTINUED)
 3,000   Orbital Sciences Corporation*                               $    35,490
 2,210   Pacer International, Inc.*                                       46,985
 1,825   Pentair, Inc.                                                    79,497
   500   Pinnacle Airlines Corporation*                                    6,970
   900   Powell Industries, Inc.*                                         16,641
 1,540   Power-One, Inc.*                                                 13,737
   500   Pre-Paid Legal Services, Inc.                                    18,775
   929   Presstek, Inc.*                                                   8,993
   325   Providence Service Corporation*                                   6,815
   500   Raven Industries, Inc.                                           10,655
 2,017   Republic Airways Holdings, Inc.*                                 26,766
   500   SkyWest, Inc.                                                    10,030
   400   TeleTech Holdings, Inc.*                                          3,876
 1,593   Tetra Tech, Inc.*                                                26,667
   300   Toro Company                                                     24,405
 1,000   Trex Company, Inc.*                                              52,440
 3,395   United Rentals, Inc.*                                            64,166
   510   United Stationers, Inc.*                                         23,562
   100   UNOVA, Inc.*                                                      2,529
 1,263   URS Corporation*                                                 40,542
   300   Wabash National Corporation*                                      8,079
 1,400   Watson Wyatt & Company Holdings                                  37,730
 1,392   Werner Enterprises, Inc.                                         31,515
 2,183   Westinghouse Air Brake Technologies Corporation                  46,542
   900   York International Corporation                                   31,086
                                                                     -----------
                                                                       2,141,160
                                                                     -----------
         INFORMATION TECHNOLOGY - 20.9%
 4,425   Acxiom Corporation                                              116,377
 1,140   Advanced Energy Industries, Inc.*                                10,408
 1,425   Advent Software, Inc.*                                           29,184
 6,950   Aeroflex, Inc.*                                                  84,234
   725   Alliance Data Systems Corporation*                               34,423
   900   Altiris, Inc.*                                                   31,887
 1,100   Amis Holdings, Inc.*                                             18,172
   400   Anixter International, Inc.*                                     14,396
 2,280   answerthink, Inc.*                                               10,625
   900   Anteon International Corporation*                                37,674
 4,123   Aspen Technology, Inc.*                                          25,604
 2,490   Asyst Technologies, Inc.*                                        12,674
 2,825   ATMI, Inc.*                                                      63,647
 1,400   Avocent Corporation*                                             56,728
 2,200   Axcelis Technologies, Inc.*                                      17,886
   400   BEI Technologies, Inc.                                           12,352
 2,125   Benchmark Electronics, Inc.*                                     72,463
    87   Black Box Corporation                                             4,178
   300   Borland Software Corporation*                                     3,504
 2,000   Brooks Automation, Inc.*                                         34,440
   520   Cabot Microelectronics Corporation*                              20,826
 1,000   CACI International, Inc., Class A*                               68,130
   968   CCC Information Services Group, Inc.*                            21,499
 1,365   Checkpoint Systems, Inc.*                                        24,638
 1,800   Cirrus Logic, Inc.*                                               9,918
   300   Cognex Corporation                                                8,370
 3,300   Credence Systems Corporation*                                    30,195
 1,781   CSG Systems International, Inc.*                                 33,305
 1,400   Cymer, Inc.*                                                     41,356
 5,376   DDi Corporation*                                                 17,096
 1,240   Digital River, Inc.*                                             51,596
 1,975   Digitas, Inc.*                                                   18,861
   700   Dionex Corporation*                                              39,669
   700   DSP Group, Inc.*                                                 15,631
   600   DuPont Photomasks, Inc.*                                         15,846
   719   Electro Scientific Industries, Inc.*                             14,207
 1,600   Emulex Corporation*                                              26,944
   700   Epicor Software Corporation*                                      9,863
   740   FactSet Research Systems, Inc.                                   43,246
   525   Fair Isaac Corporation                                           19,257
   375   Faro Technologies, Inc.*                                         11,693
 2,900   FEI Company*                                                     60,900
   800   Filenet Corporation*                                             20,608
 1,300   Global Imaging Systems, Inc.*                                    51,350
 1,400   Hyperion Solutions Corporation*                                  65,268
 1,384   Identix, Inc.*                                                   10,214
   200   Imation Corporation                                               6,366
 3,000   Informatica Corporation*                                         24,360
 1,375   International Rectifier Corporation*                             61,284
   680   Internet Security Systems, Inc.*                                 15,810
 1,200   InterVoice, Inc.*                                                16,020
 2,282   Intrado, Inc.*                                                   27,612
 1,000   Itron, Inc.*                                                     23,910
   850   Kronos, Inc.*                                                    43,461
 2,869   Kulicke & Soffa Industries, Inc.*                                24,731
 1,996   Lattice Semiconductor Corporation*                               11,377
 1,500   Lexar Media, Inc.*                                               11,760

                       See Notes to Financial Statements.


                                        4



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------

         INFORMATION TECHNOLOGY (CONTINUED)
   360   Littelfuse, Inc.*                                           $    12,298
 3,174   LTX Corporation*                                                 24,408
 1,300   Macrovision Corporation*                                         33,436
 1,200   Magma Design Automation, Inc.*                                   15,072
   870   Manhattan Associates, Inc.*                                      20,776
 1,300   Mantech International Corporation, Class A*                      30,862
 1,500   Mattson Technology, Inc.*                                        16,890
 3,503   Mentor Graphics Corporation*                                     53,561
   800   MicroStrategy, Inc., Class A*                                    48,200
 1,900   MPS Group, Inc.*                                                 23,294
 2,037   OmniVision Technologies, Inc.*                                   37,379
 7,102   ON Semiconductor Corporation*                                    32,243
   100   Openwave Systems, Inc.*                                           1,546
 1,650   Opnet Technologies, Inc.*                                        13,893
 1,500   Paxar Corporation*                                               33,255
 1,000   Per-Se Technologies, Inc.*                                       15,830
 1,913   Perot Systems Corporation, Class A*                              30,665
   600   Photon Dynamics, Inc.*                                           14,568
 1,800   Photronics, Inc.*                                                29,700
 3,403   Pinnacle Systems, Inc.                                           20,758
   400   Planar Systems, Inc.*                                             4,492
   500   Plexus Corporation*                                               6,505
   700   Polycom, Inc.*                                                   16,324
   910   Power Integrations, Inc.*                                        18,000
 2,400   Progress Software Corporation*                                   56,040
 1,700   ProQuest Company*                                                50,490
   600   Renaissance Learning, Inc.                                       11,136
 5,500   RF Micro Devices, Inc.*                                          37,620
 2,250   Richardson Electronics, Ltd.                                     23,873
 1,950   Rogers Corporation*                                              84,045
 1,900   Serena Software, Inc.*                                           41,116
   525   SI International, Inc.*                                          16,149
 1,192   Silicon Image, Inc.*                                             19,620
 2,500   Silicon Storage Technology, Inc.*                                14,875
   300   Siliconix, Inc.*                                                 10,947
 1,980   Sohu.com, Inc.*                                                  35,066
   672   Startek, Inc.                                                    19,118
 1,556   Synaptics, Inc.*                                                 47,582
   800   Taser International, Inc.*                                       25,272
   819   Technitrol, Inc.*                                                14,906
   800   Tessera Technologies, Inc.*                                      29,768
 3,422   Titan Corporation*                                               55,436
   400   TransAct Technologies, Inc.*                                      8,544
   900   Varian Semiconductor Equipment Associates, Inc.*                 33,165
   531   Verint Systems, Inc.*                                            19,291
 2,910   Vitesse Semiconductor Corporation*                               10,272
   228   Websense, Inc.*                                                  11,564
   600   Wind River Systems, Inc.*                                         8,130
   820   Zoran Corporation*                                                9,496
                                                                     -----------
                                                                       2,955,509
                                                                     -----------
         MATERIALS - 4.6%
   680   Allegheny Technologies, Inc.                                     14,735
 2,200   Buckeye Technologies, Inc.*                                      28,622
 2,090   Cambrex Corporation                                              56,639
 2,012   Caraustar Industries, Inc.*                                      33,842
 1,166   Century Aluminum Company*                                        30,619
 2,808   Danielson Holding Corporation*                                   23,728
   500   FMC Corporation*                                                 24,150
 1,400   Georgia Gulf Corporation                                         69,720
   677   Headwaters, Inc.*                                                19,294
 4,429   Hercules, Inc.*                                                  65,771
 1,500   MacDermid, Inc.                                                  54,150
 1,180   NewMarket Corporation*                                           23,482
   500   OM Group, Inc.*                                                  16,210
 1,272   Omnova Solutions, Inc.*                                           7,149
   700   Potlatch Corporation                                             35,406
 2,215   Royal Gold, Inc.                                                 40,402
 1,100   Silgan Holdings, Inc.                                            67,056
   300   Spartech Corporation                                              8,127
 1,300   Stillwater Mining Company*                                       14,638
   500   Wheeling-Pittsburgh Corporation*                                 19,270
                                                                     -----------
                                                                         653,010
                                                                     -----------
         TELECOMMUNICATION SERVICES - 1.7%
 1,656   Alamosa Holdings, Inc.*                                          20,650
 1,585   Centennial Communications Corporation*                           12,569
 4,036   Cincinnati Bell, Inc.*                                           16,749
   590   Commonwealth Telephone Enterprises, Inc.*                        29,299
   550   Golden Telecom, Inc.                                             14,531
 1,247   InterDigital Communications Corporation*                         27,559
   449   North Pittsburgh Systems, Inc.                                   11,104
   600   Novatel Wireless, Inc.*                                          11,628
   694   SafeNet, Inc.*                                                   25,498
 3,200   Tekelec*                                                         65,408
                                                                     -----------
                                                                         234,995
                                                                     -----------
         TOTAL COMMON STOCKS
            (Cost $10,229,944)                                        12,148,347
                                                                     -----------

                       See Notes to Financial Statements.


                                        5



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------

WARRANTS - 0.0%**
   (Cost $0)
   241   Optical Cable Corporation
            Warrants Expire
            10/24/07*#+                                              $         0
                                                                     -----------
TOTAL INVESTMENTS
   (Cost $10,229,944)                                        86.0%    12,148,347
OTHER ASSETS AND LIABILITIES
   (Net)                                                     14.0%     1,981,841
                                                            -----    -----------
NET ASSETS                                                  100.0%   $14,130,188
                                                            =====    ===========


----------
*    Non-income producing security.

**   Amount represents less than 0.1% of net assets.

#    Amount represents market value less than $1.00.

+    Fair-valued Securities

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS                                       DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
Shares                                                                 (Note 1)
------                                                                ----------

COMMON STOCKS - 99.3%
         CONSUMER DISCRETIONARY - 7.6%
   628   4Kids Entertainment, Inc.*                                  $    13,201
   700   Aaron Rents, Inc.                                                17,500
 2,000   Aftermarket Technology Corporation*                              32,200
 5,738   American Greetings Corporation, Class A                         145,458
 1,600   Ameristar Casinos, Inc.                                          68,976
 2,130   Argosy Gaming Company*                                           99,471
 3,100   Asbury Automative Group, Inc.*                                   42,718
 3,200   Aztar Corporation*                                              111,744
   800   Beazer Homes USA, Inc.                                          116,968
   400   Boyd Gaming Corporation                                          16,660
 1,500   Brown Shoe Company, Inc.                                         44,745
 6,089   Callaway Golf Company                                            82,202
 4,777   Central Garden & Pet Company*                                   199,392
 1,200   Christopher & Banks Corporation                                  22,140
 8,800   Commercial Vehicle Group, Inc.*                                 192,104
 2,189   CSK Auto Corporation*                                            36,644
 1,600   Finish Line, Inc., Class A                                       29,280
 2,400   Group 1 Automotive, Inc.*                                        75,600
 1,300   Insight Enterprises, Inc.*                                       26,676
 4,200   Jarden Corporation*                                             182,448
 1,300   Jo-Ann Stores, Inc.*                                             35,802
 1,757   Journal Communications, Inc., Class A                            31,749
 2,348   Journal Register Company*                                        45,387
   710   K2, Inc.*                                                        11,275
 2,074   Kimball International, Inc., Class B                             30,716
 3,170   La Quinta Corporation*                                           28,815
 2,514   Linens 'N Things, Inc.*                                          62,347
 2,200   Men's Wearhouse, Inc.*                                           70,312
   800   Midas, Inc.*                                                     16,000
 1,800   Modine Manufacturing Company                                     60,786
 3,545   Orleans Homebuilders, Inc.*                                      70,368
   809   Pantry, Inc.*                                                    24,343
 4,741   Payless Shoesource, Inc.*                                        58,314
 7,028   Playtex Products, Inc.*                                          56,154
 2,259   Pulitzer, Inc.                                                  146,496
 3,400   R.H. Donnelley Corporation*                                     200,770
 2,300   School Specialty, Inc.*                                          88,688
13,211   Six Flags, Inc.*                                                 70,943
 1,800   Sonic Automotive, Inc.                                           44,640
 2,500   Speedway Motorsports, Inc.                                       97,950
 1,400   Sunterra Corporation*                                            19,656
 1,000   Thor Industries, Inc.                                            37,050
   477   Vail Resorts, Inc.*                                              10,694
 3,228   WCI Communities, Inc.*                                           94,903
 1,040   Wolverine World Wide, Inc.                                       32,677
 2,600   Zale Corporation*                                                77,662
                                                                     -----------
                                                                       3,080,624
                                                                     -----------
         CONSUMER STAPLES - 3.6%
17,200   Casey's General Stores, Inc.                                    312,180
 3,811   Corn Products International, Inc.                               204,117
36,300   Del Monte Foods Company*                                        400,026
13,201   DIMON, Inc.                                                      88,711
 8,800   Interstate Bakeries Corporation                                  56,760
 3,520   Rayovac Corporation*                                            107,571
 6,272   Universal Corporation                                           300,053
                                                                     -----------
                                                                       1,469,418
                                                                     -----------
         ENERGY - 10.9%
 2,500   Cabot Oil & Gas Corporation                                     110,625
 2,000   Cal Dive International, Inc.*                                    81,500
 3,067   Callon Petroleum Company*                                        44,349
 1,200   Comstock Resources, Inc.*                                        26,460
 9,800   Denbury Resources, Inc.*                                        269,010
 2,600   Energy Partners, Ltd.*                                           52,702
 9,627   Forest Oil Corporation*                                         305,369
 4,135   Giant Industries, Inc.*                                         109,619
 8,880   Hanover Compressor Company*                                     125,474
   400   Helmerich & Payne, Inc.                                          13,616
 2,500   Houston Exploration Company*                                    140,775
15,208   Input/Output, Inc.*                                             134,439
 1,000   Lone Star Technologies, Inc.*                                    33,460
 7,798   Magnum Hunter Resources, Inc.*                                  100,594
 2,606   Maverick Tube Corporation*                                       78,962
 2,700   Meridian Resource Corporation*                                   16,335
 2,700   Oceaneering International, Inc.*                                100,764
 3,705   Offshore Logistics, Inc.*                                       120,301
 6,000   Parker Drilling Company*                                         23,580
 7,040   Plains Exploration & Production Company*                        183,040
17,400   Range Resources Corporation                                     356,004
 1,800   Remington Oil & Gas Corporation*                                 49,050
 2,100   Southwestern Energy Company*                                    106,449

                       See Notes to Financial Statements.


                                        1



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
Shares                                                                 (Note 1)
------                                                               -----------
         ENERGY (CONTINUED)
 3,816   Spinnaker Exploration Company*                              $   133,827
 1,600   St. Mary Land & Exploration Company                              66,784
74,800   Stolt Offshore, S.A., ADR*                                      486,200
 3,000   Stone Energy Corporation*                                       135,270
 3,300   Swift Energy Company*                                            95,502
 4,086   Tesoro Corporation*                                             130,180
 6,548   Tetra Technologies, Inc.*                                       185,308
 8,800   Todco, Class A*                                                 162,096
 2,459   Unit Corporation*                                                93,958
 8,100   Veritas DGC, Inc.*                                              181,521
 9,400   Vintage Petroleum, Inc.                                         213,286
                                                                     -----------
                                                                       4,466,409
                                                                     -----------
         FINANCIALS - 29.2%
 1,804   Advanta Corporation, Class B                                     43,783
 1,150   Affiliated Managers Group, Inc.*                                 77,901
   600   AMCORE Financial, Inc.                                           19,308
 6,492   American Equity Investment Life Holding Company*                 69,919
 8,557   American Home Mortgage Investment Corporation                   293,077
 1,932   American Physicians Capital, Inc.*                               69,591
 1,800   Amli Residential Properties Trust                                57,600
24,800   Anthracite Capital, Inc.                                        306,528
25,714   Anworth Mortgage Asset Corporation                              275,397
   900   ASTA Funding, Inc.                                               24,156
 6,555   Bancorp, Inc.*                                                  104,880
   500   Bank of Granite Corporation                                      10,450
 6,100   BankAtlantic Bancorp, Inc., Class A                             121,390
 3,600   BankUnited Financial Corporation, Class A*                      115,020
   600   Cash America International, Inc.                                 17,838
   600   Chittenden Corporation                                           17,238
 1,700   Colonial Properties Trust                                        66,759
 1,100   Commerce Group, Inc.                                             67,144
 3,802   Commercial Capital Bancorp,Inc.                                  88,130
 2,906   Commercial Federal Corporation                                   86,337
 8,367   Cornerstone Realty Income Trust, Inc.                            83,503
 2,272   Corus Bankshares, Inc.                                          109,079
 1,800   Credit Acceptance Coporation*                                    45,810
 1,000   CRT Properties, Inc.                                             23,860
 2,200   Delphi Financial Group, Inc., Class A                           101,530
 1,700   Direct General Corporation                                       54,570
   600   Donegal Group, Inc., Class A                                     13,758
 1,300   Downey Financial Corporation                                     74,100
 1,642   EastGroup Properties, Inc.                                       62,921
 4,100   Equity Inns, Inc.                                                48,134
 3,440   Equity Lifestyle Properties, Inc.                               122,980
   257   Equity One, Inc.                                                  6,099
   382   Essex Property Trust, Inc.                                       32,011
 2,130   Financial Federal Corporation                                    83,496
 1,200   First BanCorp                                                    76,212
   600   First Citizens BancShares, Inc., Class A                         88,950
   841   First Community Bancorp, Inc.                                    35,911
 2,860   First Communtiy Bancshares, Inc.                                103,189
 3,678   First Financial Bancorp                                          64,365
   853   First Financial Bankshares, Inc.                                 38,223
   600   First Financial Corporation                                      21,018
   500   First Indiana Corporation                                        11,255
 3,500   First Industrial Realty Trust, Inc.                             142,555
 2,000   First Midwest Bancorp, Inc.                                      72,580
 8,100   First Niagara Financial Group, Inc.                             112,995
   800   First Place Financial Corporation                                17,912
 2,800   First Republic Bank                                             148,400
 3,700   FirstFed Financial Corporation*                                 191,919
13,600   Franklin Bank Corporation*                                      248,200
 1,945   Gabelli Asset Management, Inc., Class A                          94,371
 6,696   Gables Residential Trust                                        239,650
 3,481   GATX Corporation                                                102,898
 4,781   Glacier Bancorp, Inc.                                           162,745
 3,613   Glenborough Realty Trust, Inc.                                   76,885
 4,500   Gold Banc Corporation, Inc.                                      65,790
 2,300   Greater Bay Bancorp                                              64,124
 1,100   Hancock Holding Company                                          36,806
   874   Harleysville Group, Inc.                                         20,862
   842   Heritage Property Investment Trust                               27,020
 2,464   Highwoods Properties, Inc.                                       68,253
 3,400   Home Properties, Inc.                                           146,200
17,600   HomeBanc Corporation                                            170,368
 3,100   Hudson River Bancorp, Inc.                                       61,349
 1,141   IBERIABANK Corporation                                           75,717
 7,300   Impac Mortgage Holdings, Inc.                                   165,491
 1,361   Independent Bank Corporation                                     45,934

                       See Notes to Financial Statements.


                                       2



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                                (Note 1)
-------                                                              -----------

          FINANCIALS (CONTINUED)
  2,713   Infinity Property & Casual Corporation                     $    95,497
  5,159   Investment Technology Group, Inc.*                             103,180
  4,632   Investors Real Estate Trust                                     48,590
  2,162   Irwin Financial Corporation                                     61,379
  2,010   ITLA Capital Corporation*                                      118,168
  4,378   Jones Lang LaSalle, Inc.*                                      163,781
  2,300   Kilroy Realty Corporation                                       98,325
  3,700   Knight Trading Group, Inc., Class A*                            40,515
  3,130   LaBranche & Company, Inc.*                                      28,045
  1,300   Lakeland Financial Corporation                                  51,610
  1,653   LandAmerica Financial Group, Inc.                               89,146
  1,565   LTC Properties, Inc.                                            31,159
  2,406   MAF Bancorp, Inc.                                              107,837
  7,100   MCG Capital Corporation                                        121,623
  3,780   Metris Companies, Inc.*                                         48,195
  1,300   Mid-America Apartment Communities, Inc.                         53,586
  1,100   Midland Company                                                 34,397
    500   National Health Investors, Inc.                                 14,590
    659   Nationwide Health Properties, Inc.                              15,651
    590   Navigators Group, Inc.*                                         17,765
  1,616   NBT Bancorp, Inc.                                               41,563
 18,700   New York Mortgage Trust, Inc.                                  209,440
  5,906   Newcastle Investment Corporation                               187,693
  4,500   Ohio Casualty Corporation*                                     104,445
  1,100   Old National Bancorp                                            28,446
  3,417   Omega Healthcare Investors, Inc.                                40,320
  2,998   Partners Trust Financial Group, Inc.                            34,927
  4,581   PFF Bancorp, Inc.                                              212,238
  1,700   Philadelphia Consolidated Holding Corporation*                 112,438
  4,400   Phoenix Companies, Inc.                                         55,000
 11,800   PMA Capital Corporation, Class A*                              122,130
    921   Portfolio Recovery Associates, Inc.*                            37,964
  5,420   Prentiss Properties Trust                                      207,044
    707   PrivateBancorp, Inc.                                            22,787
  1,472   Prosperity Bancshares, Inc.                                     42,997
  3,130   Provident Bankshares Corporation                               113,838
    600   PS Business Parks, Inc.                                         27,060
136,100   Quantum Corporation*                                           356,582
  4,610   R&G Financial Corporation, Class B                             179,237
  3,300   RAIT Investment Trust                                           92,301
  1,700   Ramco-Gershenson Properties Trust                               54,825
    700   Redwood Trust, Inc.                                             43,463
  2,738   Republic Bancorp, Inc.                                          41,837
  1,703   Santander BanCorp                                               51,362
  4,400   Saxon Capital, Inc.                                            105,556
  1,000   Selective Insurance Group, Inc.                                 44,240
  8,040   Senior Housing Properties Trust                                152,278
  1,900   Silicon Valley Bancshares*                                      85,158
  3,610   Sterling Financial Corporation*                                141,729
  1,700   Stewart Information Services Corporation                        70,805
  6,200   Summit Properties, Inc.                                        201,872
  1,805   Sun Bancorp, Inc.*                                              45,089
 17,000   Sunset Financial Resources, Inc.                               176,970
  1,200   SWS Group, Inc.                                                 26,304
  5,100   Taubman Centers, Inc.                                          152,745
  1,100   Texas Capital Banshares, Inc.*                                  23,782
  2,650   Texas Regional Bancshares, Inc., Class A                        86,602
  6,405   Trammell Crow Company*                                         115,994
  1,900   U.S. Restaurant Properties, Inc.                                34,314
  2,225   U.S.B. Holding Company, Inc.                                    55,402
    662   UICI                                                            22,442
  7,304   Umpqua Holdings Corporation                                    184,134
  1,100   United Fire & Casualty Company                                  37,081
    900   Universal Health Realty Income Trust                            28,917
  1,300   Unizan Financial Corporation                                    34,255
  1,200   Washington Real Estate Investment Trust                         40,644
  1,800   WesBanco, Inc.                                                  57,546
  1,007   WestAmerica Bancorporation                                      58,718
  1,500   Western Sierra Bancorp*                                         57,532
  1,900   Wintrust Financial Corporation                                 108,224
  1,900   WSFS Financial Corporation                                     114,608
  1,900   Zenith National Insurance Corporation                           94,696
                                                                     -----------
                                                                      11,913,057
                                                                     -----------
          HEALTH CARE - 3.2%
  2,770   Alpharma, Inc., Class A                                         46,951
  1,900   Amsurg Corporation*                                             56,126
  1,900   Analogic Corporation                                            85,101
    900   Apria Healthcare Group, Inc.*                                   29,655
  2,200   Chemed Corporation                                             147,642

                       See Notes to Financial Statements.


                                       3



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
Shares                                                                 (Note 1)
------                                                               -----------

         HEALTH CARE (CONTINUED)
 2,900   Conmed Corporation*                                         $    82,418
 5,056   First Health Group Corporation*                                  94,598
 3,526   Hanger Orthopedic Group, Inc.*                                   28,561
 1,737   Invacare Corporation                                             80,354
 1,000   LabOne, Inc.*                                                    32,040
 3,540   OCA, Inc.*                                                       22,479
 1,200   Ocular Sciences, Inc.*                                           58,812
 2,711   Par Pharmaceutical Companies, Inc.*                             112,181
 1,000   Pediatrix Medical Group, Inc.*                                   64,050
   580   Province Healthcare Company*                                     12,963
 3,300   Regeneration Technologies, Inc.*                                 34,584
 2,882   Sola International, Inc.*                                        79,370
 1,400   Sybron Dental Specialties, Inc.*                                 49,532
 1,400   Techne Corporation*                                              54,460
 1,000   Valeant Pharmaceuticals International                            26,350
 2,400   Viasys Healthcare, Inc.*                                         45,600
 1,952   West Pharmaceutical Services, Inc.                               48,859
                                                                     -----------
                                                                       1,292,686
                                                                     -----------
         INDUSTRIALS - 19.7%
 1,555   ABM Industries, Inc.                                             30,665
 1,700   Alaska Air Group, Inc.*                                          56,933
 1,608   Albany International Corporation, Class A                        56,537
 2,300   Alderwoods Group, Inc.*                                          26,174
 1,201   Alexander & Baldwin, Inc.                                        50,946
15,082   America West Holdings Corporation, Class B*                      99,240
 2,000   Barnes Group, Inc.                                               53,020
   100   C&D Technologies, Inc.                                            1,704
 2,060   Calgon Carbon Corporation                                        18,705
 1,644   Cascade Corporation                                              65,678
 6,400   Chicago Bridge & Iron Company, N.V.                             256,000
 1,150   Clarcor, Inc.                                                    62,985
   881   Coinstar, Inc.*                                                  23,637
11,667   Continental Airlines, Inc., Class B*                            157,971
 1,700   Cornell Companies, Inc.*                                         25,806
   613   Corrections Corporation of America*                              24,796
 1,800   Curtiss-Wright Corporation                                      103,338
14,620   Delta Air Lines, Inc.*                                          109,358
 1,300   Dollar Thrifty Automotive Group, Inc.*                           39,260
   600   EGL, Inc.*                                                       17,934
 1,600   Esterline Technologies Corporation*                              52,240
 7,200   ExpressJet Holdings, Inc.*                                       92,736
 2,800   Federal Signal Corporation                                       49,448
 2,553   Florida East Coast Industries, Inc.                             115,140
   422   Flowserve Corporation*                                           11,622
69,575   FLYi, Inc.*                                                     123,148
 2,286   Forward Air Corporation*                                        102,184
 8,216   Frontier Airlines, Inc.*                                         93,745
 5,140   FTI Consulting, Inc.*                                           108,300
 1,580   G&K Services, Inc., Class A                                      68,604
 1,300   Gardner Denver, Inc.*                                            47,177
 4,300   Genesee & Wyoming, Inc., Class A*                               120,959
 1,100   Genlyte Group, Inc.*                                             94,248
17,951   Global Power Equipment Group, Inc.*                             176,638
 2,400   GrafTech International, Ltd.*                                    22,704
 3,438   Greenbrier Companies, Inc.                                      116,376
14,600   Griffon Corporation*                                            394,200
   900   GulfMark Offshore, Inc.*                                         20,043
 9,889   Heartland Express, Inc.                                         222,206
 1,400   Imagistics International, Inc.*                                  47,124
 7,940   Kansas City Southern*                                           140,776
 1,000   Kelly Services, Inc., Class A                                    30,180
 8,800   Kennametal, Inc.                                                437,976
 1,875   Kirby Corporation*                                               83,212
 8,351   Marten Transport, Ltd.*                                         189,818
11,380   Mesa Air Group, Inc.*                                            90,357
 1,800   Mobile Mini, Inc.*                                               59,472
 1,650   Moog, Inc., Class A*                                             74,827
 1,790   Northwest Airlines Corporation*                                  19,565
 2,582   Old Dominion Freight Line*                                       89,854
 2,400   Overnite Corporation                                             89,376
 7,323   Pacer International, Inc.*                                      155,687
   700   PEC Solutions, Inc.*                                              9,919
 5,552   Pinnacle Airlines Corporation*                                   77,395
 2,051   Powell Industries, Inc.*                                         37,923
49,600   Quaker Fabric Corporation                                       277,760
 3,400   Raven Industries, Inc.                                           72,454
 5,600   Reliance Steel & Aluminum Company                               218,176
 3,000   Ritchie Bros. Auctioneers, Inc.                                  99,180
20,700   Sauer-Danfoss, Inc.                                             451,467
 4,863   SCS Transportation, Inc.*                                       113,648
 7,139   SkyWest, Inc.                                                   143,208
 3,182   Smith (A.O.) Corporation                                         95,269

                       See Notes to Financial Statements.


                                       4



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
Shares                                                                 (Note 1)
------                                                               -----------

         INDUSTRIALS (CONTINUED)
 3,744   Stewart Enterprises, Inc., Class A*                         $    26,171
 1,059   Tecumseh Products Company, Class A                               50,620
   910   Tetra Tech, Inc.*                                                15,233
 3,958   Thomas & Betts Corporation*                                     121,708
 1,130   Thomas Industries, Inc.                                          45,110
   400   Toro Company                                                     32,540
 1,574   Trex Company, Inc.*                                              82,541
 4,203   United Rentals, Inc.*                                            79,437
 2,637   United Stationers, Inc.*                                        121,829
 4,140   UNOVA, Inc.*                                                    104,701
 3,041   URS Corporation*                                                 97,616
 4,206   USF Corporation                                                 159,618
   744   Vertrue, Inc.*                                                   28,101
 1,600   Walter Industries, Inc.                                          53,968
   500   Waste Connections, Inc.*                                         17,125
 1,177   Watson Wyatt & Company Holdings                                  31,720
 8,070   Werner Enterprises, Inc.                                        182,705
 1,808   Westinghouse Air Brake Technologies
            Corporation                                                   38,547
 1,000   Woodward Governor Company                                        71,610
 7,810   York International Corporation                                  269,757
                                                                     -----------
                                                                       8,047,685
                                                                     -----------
         INFORMATION TECHNOLOGY - 6.0%
   839   Advanced Energy Industries, Inc.*                                 7,660
 1,400   Anixter International, Inc.*                                     50,386
 1,637   Belden CDT, Inc.                                                 37,978
 1,450   Benchmark Electronics, Inc.*                                     49,445
 4,700   BISYS Group, Inc.*                                               77,315
 2,351   Black Box Corporation                                           112,895
 1,273   CCC Information Services Group, Inc.*                            28,273
 7,656   Checkpoint Systems, Inc.*                                       138,191
 1,739   Cohu, Inc.                                                       32,276
 1,100   Dionex Corporation*                                              62,337
   700   DuPont Photomasks, Inc.*                                         18,487
 2,519   Electro Scientific Industries, Inc.*                             49,775
 3,000   Electronics for Imaging*                                         52,230
 1,900   EPIQ Systems, Inc.*                                              27,816
 6,000   Excel Technology, Inc.*                                         156,000
 9,000   General Cable Corporation*                                      124,650
 1,410   Global Imaging Systems, Inc.*                                    55,695
 4,310   Imation Corporation                                             137,187
 6,807   Kemet Corporation*                                               60,923
 1,892   Littelfuse, Inc.*                                                64,631
27,700   Mattson Technology, Inc.*                                       311,902
 1,900   MAXIMUS, Inc.*                                                   59,128
41,600   Maxtor Corporation*                                             220,480
10,111   McData Corporation, Class A*                                     60,262
   300   MTS Systems Corporation                                          10,143
 4,400   Paxar Corporation*                                               97,548
   900   Perot Systems Corporation, Class A*                              14,427
 2,730   Photronics, Inc.*                                                45,045
   800   ProQuest Company*                                                23,760
 1,531   Rofin-Sinar Technologies Inc.*                                   64,991
 1,200   Sirf Technology Holdings, Inc.*                                  15,264
   900   Sohu.com, Inc.*                                                  15,939
 1,046   Startek, Inc.                                                    29,759
 1,000   Synaptics, Inc.*                                                 30,580
 1,747   Talx Corporation                                                 45,055
 2,677   Technitrol, Inc.*                                                48,721
                                                                     -----------
                                                                       2,437,154
                                                                     -----------
         MATERIALS - 15.5%
     5   Aceto Corporation                                                    95
18,100   Agrium, Inc.                                                    304,985
 5,267   Airgas, Inc.                                                    139,628
 2,400   Albemarle Corporation                                            92,904
16,200   Aleris International, Inc.*                                     274,104
   600   Aptargroup, Inc.                                                 31,668
 2,800   Arch Coal, Inc.                                                  99,512
21,377   Buckeye Technologies, Inc.*                                     278,115
 2,700   Cambrex Corporation                                              73,170
 5,900   Caraustar Industries, Inc.*                                      99,238
 2,084   Carpenter Technology Corporation                                121,831
11,544   Century Aluminum Company*                                       303,145
 1,100   Commercial Metals Company                                        55,616
 3,259   Crompton Corporation                                             38,456
 5,434   Crown Holdings, Inc.*                                            74,663
 6,578   Cytec Industries, Inc.                                          338,241
 1,812   Deltic Timber Corporation                                        76,919
 2,700   Ferro Corporation                                                62,613
 4,450   FMC Corporation*                                                214,935
 6,037   Georgia Gulf Corporation                                        300,643
17,700   Gibraltar Industries, Inc.                                      418,074
14,019   Glatfelter                                                      214,210
 1,510   Great Lakes Chemical Corporation                                 43,020
 3,680   Greif, Inc., Class A                                            206,080
 2,100   H. B. Fuller Company                                             59,871
 4,995   Hecla Mining Company*                                            29,121
 9,557   Hercules, Inc.*                                                 141,922
 3,141   Longview Fibre Company                                           56,978
 1,900   Minerals Technologies, Inc.                                     126,730
 2,938   Myers Industries, Inc.                                           37,606

                       See Notes to Financial Statements.


                                       5



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                (Note 1)
------                                                               -----------

         MATERIALS (CONTINUED)
   522   NewMarket Corporation*                                      $    10,388
 1,100   OM Group, Inc.*                                                  35,662
 5,974   Omnova Solutions, Inc.*                                          33,574
 7,200   Packaging Corporation of America                                169,560
19,690   PolyOne Corporation*                                            178,391
 5,600   Pope & Talbot, Inc.                                              95,816
 3,100   Potlatch Corporation                                            156,798
   400   Quanex Corporation                                               27,428
28,700   Sappi, Ltd., ADR                                                416,150
 1,200   Silgan Holdings, Inc.                                            73,152
 8,446   Spartech Corporation                                            228,802
 2,900   Stillwater Mining Company*                                       32,654
 2,432   Terra Industries, Inc.*                                          21,596
 1,579   Texas Industries, Inc.                                           98,498
19,844   Wausau-Mosinee Paper Corporation                                354,414
 1,770   Wheeling-Pittsburgh Corporation*                                 68,216
                                                                     -----------
                                                                       6,315,192
                                                                     -----------
         TELECOMMUNICATION SERVICES - 0.7%
20,230   Cincinnati Bell, Inc.*                                           83,954
   400   Commonwealth Telephone Enterprises, Inc.*                        19,864
42,535   Dobson Communications Corporation, Class A*                      73,160
24,931   Primus Telecommunications Group, Inc.*                           79,281
 6,617   Time Warner Telecom, Inc., Class A*                              28,850
                                                                     -----------
                                                                         285,109
                                                                     -----------
         UTILITIES - 2.9%
 1,400   American States Water Company                                    36,400
   278   Atmos Energy Corporation                                          7,603
 3,500   Avista Corporation                                               61,845
 4,856   Black Hills Corporation                                         148,982
 2,404   Cleco Corporation                                                48,705
14,344   CMS Energy Corporation*                                         149,895
 3,590   Energen Corporation                                             211,631
 2,785   Peoples Energy Corporation                                      122,401
14,828   Sierra Pacific Resources*                                       155,694
 4,635   Southern Union Company*                                         111,147
 1,000   UIL Holdings Corporation                                         51,300
 3,848   Unisource Energy Corporation                                     92,775
                                                                     -----------
                                                                       1,198,378
                                                                     -----------
TOTAL INVESTMENTS (Cost $33,508,256)                          99.3%   40,505,712
OTHER ASSETS AND LIABILITIES (Net)                             0.7%      281,356
                                                             -----   -----------
NET ASSETS                                                   100.0%  $40,787,068
                                                             =====   ===========

----------
*    Non-income producing security.

     ADR--American Depository Receipt

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS                                       DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                          Value
 Shares                                                                 (Note 1)
-------                                                                 --------

COMMON STOCKS - 99.9%
          CONSUMER DISCRETIONARY - 14.8%
    400   1-800-FLOWERS.COM, Inc., Class A*                                3,364
    200   4Kids Entertainment, Inc.*                                       4,204
  1,500   7-Eleven, Inc.*                                                 35,925
    100   99 Cents Only Stores*                                            1,616
    750   Aaron Rents, Inc.                                               18,750
  1,000   Abercrombie & Fitch Company, Class A                            46,950
  1,700   Advance Auto Parts*                                             74,256
    200   Advisory Board Company*                                          7,376
    400   Advo, Inc.                                                      14,260
    450   Aeropostale, Inc.*                                              13,243
    800   Alliance Gaming Corporation*                                    11,048
    600   American Axle & Manufacturing Holdings, Inc.                    18,396
    900   American Eagle Outfitters                                       42,390
  1,200   American Greetings Corporation, Class A                         30,420
    400   Ameristar Casinos, Inc.                                         17,244
    750   AnnTaylor Stores Corporation*                                   16,147
    750   Applebee's International, Inc.                                  19,837
    640   Arbitron, Inc.*                                                 25,075
    400   Argosy Gaming Company*                                          18,680
    550   ArvinMeritor, Inc.                                              12,303
  1,100   Autonation, Inc.*                                               21,131
  1,000   Autozone, Inc.*                                                 91,310
    500   Aztar Corporation*                                              17,460
    700   Barnes & Noble, Inc.*                                           22,589
    200   Beazer Homes USA, Inc.                                          29,242
  1,500   Bebe Stores, Inc.                                               40,470
  4,200   Bed Bath & Beyond, Inc.*                                       167,286
  1,400   Belo Corporation, Class A                                       36,736
  4,500   Best Buy Company, Inc.                                         267,390
    200   Big Lots, Inc.*                                                  2,426
    600   BJ's Wholesale Club, Inc.*                                      17,478
  1,100   Black & Decker Corporation                                      97,163
    600   Blyth, Inc.                                                     17,736
    540   BorgWarner, Inc.                                                29,252
    900   Boyd Gaming Corporation                                         37,485
  1,000   Bright Horizons Family Solutions, Inc.*                         64,760
  1,200   Brinker International, Inc.*                                    42,084
    200   Brookfield Homes Corporation                                     6,780
    200   Brown Shoe Company, Inc.                                         5,966
  1,000   Brunswick Corporation                                           49,500
    500   Burlington Coat Factory Warehouse Corporation                   11,350
  1,000   Cabela's, Inc., Class A*                                        22,740

                                                                          Value
 Shares                                                                 (Note 1)
-------                                                                 --------

          CONSUMER DISCRETIONARY(CONTINUED)
  3,000   Cablevision Systems New York Group, Class A*                    74,700
  2,800   Caesars Entertainment, Inc.*                                    56,392
    300   Callaway Golf Company                                            4,050
    790   Carmax, Inc.*                                                   24,529
  7,800   Carnival Corporation                                           449,514
    100   Carter's, Inc.*                                                  3,399
    546   Catalina Marketing Corporation                                  16,178
    300   CBRL Group, Inc.                                                12,555
    250   CEC Entertainment, Inc.*                                         9,992
  1,500   Centex Corporation                                              89,370
    500   Central Garden & Pet Company*                                   20,870
    100   Champion Enterprises, Inc.*                                      1,182
    300   Charming Shoppes*                                                2,811
    500   Charter Communications, Inc., Class A*                           1,120
    200   Chattem, Inc.*                                                   6,620
    750   Cheesecake Factory, Inc.*                                       24,352
    900   Chico's FAS, Inc.*                                              40,977
  1,000   Children's Place*                                               37,030
    400   Choice Hotels International, Inc.                               23,200
    200   Christopher & Banks Corporation                                  3,690
    700   Circuit City Stores, Inc.                                       10,948
    800   Citadel Broadcasting Corporation*                               12,944
    900   Claire's Stores, Inc.                                           19,125
  6,787   Clear Channel Communications, Inc.                             227,297
  2,100   Coach, Inc.*                                                   118,440
  1,000   Coldwater Creek, Inc.*                                          30,870
    400   Columbia Sportswear Company*                                    23,844
 25,822   Comcast Corporation, Class A*                                  859,356
    700   Cooper Tire & Rubber Company                                    15,085
  1,050   Copart, Inc.*                                                   27,636
    300   Cost Plus, Inc.*                                                 9,639
    300   Cox Radio, Inc., Class A*                                        4,944
    500   Crown Media Holdings, Inc., Class A*                             4,300
    500   CSK Auto Corporation*                                            8,370
    200   Cumulus Media, Inc., Class A*                                    3,016
  4,240   CVS Corporation                                                191,097
  2,380   D.R. Horton, Inc.                                               95,938
  1,000   Dana Corporation                                                17,330
  2,200   Darden Restaurants, Inc.                                        61,028
  4,676   Delphi Corporation                                              42,178
  1,300   Dex Media, Inc                                                  32,448

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          CONSUMER DISCRETIONARY (CONTINUED)
    100   DHB Industries, Inc.*                                            1,904
  1,100   Dick's Sporting Goods, Inc.*                                    38,665
    800   Dillard's, Inc., Class A                                        21,496
 15,002   DIRECTV Group, Inc.*                                           251,133
  3,731   Dollar General Corporation                                      77,493
  1,050   Dollar Tree Stores, Inc.*                                       30,114
    500   Domino's Pizza, Inc.                                             8,900
  1,000   Dow Jones & Company, Inc.                                       43,060
  3,200   Eastman Kodak Company                                          103,200
  8,200   eBay, Inc.*                                                    953,496
  2,300   EchoStar Communications Corporation, Class A*                   76,452
  1,000   Electronics Boutique Holdings Corporation*                      42,940
    319   Emmis Communications Corporation, Class A*                       6,122
    500   Entercom Communications Corporation*                            17,945
    400   Ethan Allen Interiors, Inc.                                     16,008
  1,700   EW Scripps Company, Class A                                     82,076
  1,700   Family Dollar Stores, Inc.                                      53,091
  2,200   Federated Department Stores, Inc.                              127,138
    100   Finish Line, Inc., Class A                                       1,830
  1,400   Foot Locker, Inc.                                               37,702
 19,235   Ford Motor Company                                             281,600
  2,400   Fortune Brands, Inc.                                           185,232
    462   Fossil, Inc.*                                                   11,846
  4,700   Fox Entertainment Group, Inc., Class A*                        146,922
    100   Fred's, Inc.                                                     1,740
    700   Furniture Brands International, Inc.                            17,535
  1,000   GameStop Corporation, Class A*                                  22,360
    297   GameStop Corporation, Class B*                                   6,656
  3,200   Gannett Company, Inc.                                          261,440
  9,050   Gap, Inc.                                                      191,136
  2,700   Gemstar-TV Guide International, Inc.*                           15,984
  7,270   General Motors Corporation                                     291,236
    680   Gentex Corporation                                              25,174
  1,700   Genuine Parts Company                                           74,902
    600   Getty Images, Inc.*                                             41,310
    200   Goody's Family Clothing, Inc.                                    1,828
    600   Goodyear Tire & Rubber Company*                                  8,796
    500   Gray Television, Inc.                                            7,750
     22   Grey Global Group, Inc.                                         24,200

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          CONSUMER DISCRETIONARY (CONTINUED)
    300   Group 1 Automotive, Inc.*                                        9,450
  1,200   GTECH Holdings Corporation                                      31,140
    200   Guitar Center, Inc.*                                            10,538
    500   Gymboree Corporation*                                            6,410
  4,200   Harley-Davidson, Inc.                                          255,150
    800   Harman International Industries, Inc.                          101,600
  1,200   Harrah's Entertainment, Inc.                                    80,268
  1,150   Harte-Hanks, Inc.                                               29,877
    750   Hasbro, Inc.                                                    14,535
    463   Hearst-Argyle Television, Inc.                                  12,214
    400   Helen of Troy, Ltd.*                                            13,444
    300   Henley L.P., Escrow*#+                                               0
  1,000   Hibbett Sporting Goods, Inc.*                                   26,610
  3,465   Hilton Hotels Corporation                                       78,794
    400   Hollinger International, Inc., Class A                           6,272
 25,750   Home Depot, Inc.                                             1,100,555
    200   HOT Topic, Inc.*                                                 3,438
    500   Hovnanian Enterprises, Inc., Class A*                           24,760
    100   IHOP Corporation                                                 4,189
    200   Insight Communications Company, Inc., Class A*                   1,854
    200   Insight Enterprises, Inc.*                                       4,104
    300   Interface, Inc., Class A*                                        2,991
  4,500   International Game Technology                                  154,710
    512   International Speedway Corporation, Class A                     27,034
  3,242   Interpublic Group of Companies, Inc.*                           43,443
  3,067   J.C. Penney Co., Inc., Holding Company                         126,974
    600   Jarden Corporation*                                             26,064
  2,100   Johnson Controls, Inc.                                         133,224
  1,378   Jones Apparel Group, Inc.                                       50,393
    400   Journal Communications, Inc., Class A                            7,228
    100   Journal Register Company*                                        1,933
    317   K2, Inc.*                                                        5,034
    500   KB Home                                                         52,200
    500   Kellwood Company                                                17,250
    100   Kimball International, Inc., Class B                             1,481
  1,900   Kmart Holding Corporation*                                     188,005
    870   Knight-Ridder, Inc.                                             58,238
  4,500   Kohl's Corporation*                                            221,265
    500   Krispy Kreme Doughnuts, Inc.*                                    6,300
    200   La Quinta Corporation*                                           1,818
    100   La-Z-Boy, Inc.                                                   1,537

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                (Note 1)
-------                                                               ----------

          CONSUMER DISCRETIONARY (CONTINUED)
  1,000   Lamar Advertising Company, Class A*                             42,780
    100   Landry's Restaurants, Inc.                                       2,906
    200   Leapfrog Enterprises, Inc.*                                      2,720
    800   Lear Corporation                                                48,808
  1,400   Lee Enterprises, Inc.                                           64,512
  2,760   Leggett & Platt, Inc.                                           78,467
  1,500   Lennar Corporation, Class A                                     85,020
    200   Liberty Corporation                                              8,792
 31,300   Liberty Media Corporation, Class A*                            343,674
  1,425   Liberty Media International, Inc., Class A*                     65,878
  1,000   Life Time Fitness, Inc.                                         25,880
  5,415   Limited Brands, Inc.                                           124,653
    200   Lin TV Corporation, Class A*                                     3,820
    600   Linens 'N Things, Inc.*                                         14,880
  1,200   Liz Claiborne, Inc.                                             50,652
  9,328   Lowe's Companies, Inc.                                         537,200
    800   Mandalay Resort Group                                           56,344
    200   Marcus Corporation                                               5,028
    200   Marine Products Corporation                                      5,222
  2,600   Marriott International, Inc., Class A                          163,748
    700   Marvel Enterprises, Inc.*                                       14,336
  2,380   Mattel, Inc.                                                    46,386
  3,250   May Department Stores Company                                   95,550
    800   Maytag Corporation                                              16,880
    400   McClatchy Company, Class A                                      28,724
 14,000   McDonald's Corporation                                         448,840
  2,100   McGraw-Hill Companies, Inc.                                    192,234
    363   MDC Holdings, Inc.                                              31,378
    500   Media General, Inc., Class A                                    32,405
    300   Mediacom Communications Corporation, Class A*                    1,875
    486   Men's Wearhouse, Inc.*                                          15,533
    600   Meredith Corporation                                            32,520
    100   Meritage Homes Corporation*                                     11,270
    800   Metro-Goldwyn-Mayer, Inc.*                                       9,504
  1,600   MGM Mirage*                                                    116,384
  2,200   Michaels Stores, Inc.                                           65,934
    200   Modine Manufacturing Company                                     6,754
    677   Mohawk Industries, Inc.*                                        61,776
    700   MSC Industrial Direct Company, Class A                          25,186
    200   Multimedia Games, Inc.*                                          3,152
    500   Neiman Marcus Group, Inc., Class A                              35,770

                                                                         Value
 Shares                                                                (Note 1)
-------                                                               ----------

          CONSUMER DISCRETIONARY (CONTINUED)
  1,000   New York & Co., Inc.*                                           16,520
  1,700   New York Times Company, Class A                                 69,360
  3,226   Newell Rubbermaid, Inc.                                         78,037
  3,800   Nike, Inc., Class B                                            344,622
  2,400   Nordstrom, Inc.                                                112,152
  1,000   Nu Skin Enterprises, Inc., Class A                              25,380
    100   NVR, Inc.*                                                      76,940
  1,500   O'Reilly Automotive, Inc.*                                      67,575
  1,700   Office Depot, Inc.*                                             29,512
  1,200   OfficeMax, Inc.                                                 37,656
  3,100   Omnicom Group, Inc.                                            261,392
    800   Outback Steakhouse, Inc.                                        36,624
    300   P.F. Chang's China Bistro, Inc.*                                16,905
    700   Pacific Sunwear of California, Inc.*                            15,582
    300   Panera Bread Company, Class A*                                  12,096
    300   Payless Shoesource, Inc.*                                        3,690
    200   Pegasus Solutions, Inc.*                                         2,520
    400   Penn National Gaming, Inc.*                                     24,220
    100   PEP Boys-Manny, Moe & Jack                                       1,707
    400   PETCO Animal Supplies, Inc.*                                    15,792
  2,500   Petsmart, Inc.                                                  88,825
    500   Pier 1 Imports, Inc.                                             9,850
    500   Pinnacle Entertainment, Inc.*                                    9,890
    500   Playtex Products, Inc.*                                          3,995
    400   Polaris Industries, Inc.                                        27,208
  1,000   Polo Ralph Lauren Corporation                                   42,600
  2,300   Pulte Homes, Inc.                                              146,740
    500   Quiksilver, Inc.*                                               14,895
    300   R.H. Donnelley Corporation*                                     17,715
    500   Radio One, Inc., Class A*                                        8,050
  1,700   RadioShack Corporation                                          55,896
    300   Rare Hospitality International, Inc.*                            9,558
    300   Reader's Digest Association, Inc.                                4,173
    700   Reebok International, Ltd.                                      30,800
  1,300   Regal Entertainment Group, Class A                              26,975
    500   Regis Corporation                                               23,075
  1,050   Rent-A-Center, Inc.*                                            27,825
  1,100   Rite Aid Corporation*                                            4,026
  1,400   Ross Stores, Inc.                                               40,418
  2,400   Royal Caribbean Cruises, Ltd.                                  130,656
    800   Ruby Tuesday, Inc.                                              20,864
    600   Ryland Group, Inc.                                              34,524
  1,630   Sabre Holdings Corporation, Class A                             36,121

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                (Note 1)
-------                                                               ----------

          CONSUMER DISCRETIONARY (CONTINUED)
    100   Saks, Inc.*                                                      1,451
    500   Scholastic Corporation*                                         18,480
  1,000   School Specialty, Inc.*                                         38,560
  1,000   Scientific Games Corporation, Class A*                          23,840
    678   SCP Pool Corporation                                            21,628
  2,700   Sears Roebuck & Company                                        137,781
    359   Select Comfort Corporation*                                      6,440
    100   ShopKo Stores, Inc.*                                             1,868
    475   Shuffle Master, Inc.*                                           22,373
    600   Six Flags, Inc.*                                                 3,222
    646   Snap-On, Inc.                                                   22,197
    350   Sonic Corporation*                                              10,675
    600   Speedway Motorsports, Inc.                                      23,508
    400   Standard Pacific Corporation                                    25,656
    100   Stanley Furniture Company, Inc.                                  4,495
  1,000   Stanley Works                                                   48,990
  6,000   Staples, Inc.                                                  202,260
  5,100   Starbucks Corporation*                                         318,036
  2,373   Starwood Hotels & Resorts Worldwide, Inc.                      138,583
    800   Station Casinos, Inc.                                           43,744
    300   Stein Mart, Inc.*                                                5,118
    100   Steinway Musical Instruments*                                    2,894
    200   Strayer Education, Inc.                                         21,958
    400   Stride Rite Corporation                                          4,468
    300   Superior Industries International, Inc.                          8,715
    500   Talbots, Inc.                                                   13,615
 10,800   Target Corporation                                             560,844
    150   Technical Olympic USA, Inc.                                      3,807
  1,000   Tempur-Pedic International, Inc.*                               21,200
    600   Thor Industries, Inc.                                           22,230
  1,500   Tiffany & Company                                               47,955
    400   Timberland Company, Class A*                                    25,068
 49,174   Time Warner, Inc.*                                             955,943
  6,100   TJX Companies, Inc.                                            153,293
    600   Toll Brothers, Inc.*                                            41,166
    200   Too, Inc.*                                                       4,892
  2,100   Toys "R" Us, Inc.*                                              42,987
    400   Tractor Supply Company*                                         14,884
    500   Triarc Companies, Inc., Class B                                  6,130
  3,501   Tribune Company                                                147,532
    800   TRW Automotive Holdings Corporation*                            16,560
    400   Tuesday Morning Corporation*                                    12,252
    300   United Auto Group, Inc.                                          8,877
  2,400   UnitedGlobalCom, Inc., Class A*                                 23,184

                                                                         Value
 Shares                                                                (Note 1)
-------                                                               ----------

          CONSUMER DISCRETIONARY (CONTINUED)
  3,365   Univision Communications, Inc., Class A*                        98,494
    800   Urban Outfitters, Inc.*                                         35,520
  1,100   V.F. Corporation                                                60,918
    100   Value Line, Inc.                                                 3,924
      1   Ventiv Health, Inc.*                                                20
 19,774   Viacom, Inc., Class B                                          719,576
    200   Visteon Corporation                                              1,954
 49,170   Wal-Mart Stores, Inc.                                        2,597,159
 11,900   Walgreen Company                                               456,603
 23,500   Walt Disney Company                                            653,300
    600   Warnaco Group, Inc.*                                            12,960
    100   Washington Post Company, Class B                                98,302
    200   WCI Communities, Inc.*                                           5,880
  1,046   Weight Watchers International, Inc.*                            42,959
  1,400   Wendy's International, Inc.                                     54,964
  1,000   Westwood One, Inc.*                                             26,930
    740   Whirlpool Corporation                                           51,215
    600   Wiley (John) & Sons, Inc., Class A                              20,904
  1,000   William Lyon Homes, Inc.*                                       70,240
  1,300   Williams-Sonoma, Inc.*                                          45,552
    800   Wilsons The Leather Experts, Inc.*                               3,120
    300   Winnebago Industries, Inc.                                      11,718
  1,000   WMS Industries, Inc.*                                           33,540
    400   Wolverine World Wide, Inc.                                      12,568
    900   Wynn Resorts, Ltd.*                                             60,228
  3,100   XM Satellite Radio Holdings, Inc., Class A*                    116,622
    500   Yankee Candle Company, Inc.*                                    16,590
  3,200   Yum! Brands, Inc.                                              150,976
    600   Zale Corporation*                                               17,922
                                                                      ----------
                                                                      24,645,271
                                                                      ----------
          CONSUMER STAPLES - 7.2%
  1,050   Alberto-Culver Company                                          50,998
  3,908   Albertson's, Inc.                                               93,323
 23,800   Altria Group, Inc.                                           1,454,180
  9,400   Anheuser-Busch Companies, Inc.                                 476,862
  6,961   Archer-Daniels-Midland Company                                 155,300
  5,900   Avon Products, Inc.                                            228,330
    600   Borders Group, Inc.                                             15,240
  1,200   Brown-Forman Corporation, Class B                               58,416
  1,200   Bunge, Ltd.                                                     68,412
  5,100   Campbell Soup Company                                          152,439

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                (Note 1)
-------                                                               ----------

          CONSUMER STAPLES (CONTINUED)
    600   Church & Dwight Company, Inc.                                   20,172
  2,200   Clorox Company                                                 129,646
 28,070   Coca-Cola Company                                            1,168,554
  4,720   Coca-Cola Enterprises, Inc.                                     98,412
  6,880   Colgate-Palmolive Company                                      351,981
  5,473   ConAgra Foods, Inc.                                            161,180
  1,100   Constellation Brands, Inc., Class A*                            51,161
    400   Coors (Adolph) Company, Class B                                 30,268
    900   Corn Products International, Inc.                               48,204
  5,600   Costco Wholesale Corporation                                   271,096
  1,684   Dean Foods Company*                                             55,488
    205   Del Monte Foods Company*                                         2,259
    200   Delta & Pine Land Company                                        5,456
    300   DIMON, Inc.                                                      2,016
  1,033   Energizer Holdings, Inc.*                                       51,330
  1,400   Estee Lauder Companies, Inc., Class A                           64,078
  1,200   Flowers Foods, Inc.                                             37,896
    300   Fresh Del Monte Produce, Inc.                                    8,883
  5,000   General Mills, Inc.                                            248,550
 11,800   Gillette Company                                               528,404
    500   Great Atlantic & Pacific Tea Company, Inc.*                      5,125
  2,700   Hershey Foods Corporation                                      149,958
  4,700   HJ Heinz Company                                               183,253
  2,100   Hormel Foods Corporation                                        65,835
    718   J. M. Smucker Company                                           33,796
  5,200   Kellogg Company                                                232,232
  5,674   Kimberly-Clark Corporation                                     373,406
 11,000   Kraft Foods, Inc., Class A                                     391,710
  6,700   Kroger Company*                                                117,518
    300   Lancaster Colony Corporation                                    12,861
  1,300   McCormick & Company, Inc.                                       50,180
  2,820   Pepsi Bottling Group, Inc.                                      76,253
  1,700   PepsiAmericas, Inc.                                             36,108
 19,240   PepsiCo, Inc.                                                1,004,328
    700   Pilgrim's Pride Corporation                                     21,476
 29,480   Procter & Gamble Company                                     1,623,758
    600   Ralcorp Holdings, Inc.*                                         25,158
    600   Rayovac Corporation*                                            18,336
  2,432   Reynolds American, Inc.                                        191,155
    300   Ruddick Corporation                                              6,507
  4,200   Safeway, Inc.*                                                  82,908
    162   Sanderson Farms, Inc.                                            7,011
  8,720   Sara Lee Corporation                                           210,501
  1,400   Smithfield Foods, Inc.*                                         41,426

                                                                         Value
 Shares                                                                (Note 1)
-------                                                               ----------

          CONSUMER STAPLES (CONTINUED)
  1,500   Supervalu, Inc.                                                 51,780
  7,800   Sysco Corporation                                              297,726
    555   Tootsie Roll Industries, Inc.                                   19,220
  2,205   Tyson Foods, Inc., Class A                                      40,572
    300   United Natural Foods, Inc.*                                      9,330
    700   Universal Corporation                                           33,488
  1,600   UST, Inc.                                                       76,976
    174   Vector Group, Ltd.                                               2,894
  1,000   Weis Markets, Inc.                                              38,570
  1,700   Whole Foods Market, Inc.                                       162,095
  3,400   Wrigley (Wm.) Jr. Company                                      235,246
                                                                      ----------
                                                                      12,017,230
                                                                      ----------
          ENERGY - 7.2%
  2,000   Amerada Hess Corporation                                       164,760
  3,228   Anadarko Petroleum Corporation                                 209,207
  4,456   Apache Corporation                                             225,340
    800   Ashland, Inc.                                                   46,704
    300   Atwood Oceanics, Inc.*                                          15,630
  3,600   Baker Hughes, Inc.                                             153,612
    400   Berry Petroleum Company, Class A                                19,080
  2,736   BJ Services Company                                            127,333
  1,200   BP Prudhoe Bay Royalty Trust                                    57,960
    400   Brigham Exploration Company*                                     3,600
  4,200   Burlington Resources, Inc.                                     182,700
    500   Cabot Oil & Gas Corporation                                     22,125
    600   Cal Dive International, Inc.*                                   24,450
    500   Callon Petroleum Company*                                        7,230
    400   CARBO Ceramics, Inc.                                            27,600
  1,800   Chesapeake Energy Corporation                                   29,700
 24,892   ChevronTexaco Corporation                                    1,307,079
  1,000   Cimarex Energy Company*                                         37,900
    300   Clayton Williams Energy, Inc.*                                   6,870
    700   Comstock Resources, Inc.*                                       15,435
  8,158   ConocoPhillips                                                 708,359
    800   Cooper Cameron Corporation*                                     43,048
    400   Delta Petroleum Corporation*                                     6,272
  1,100   Denbury Resources, Inc.*                                        30,195
  7,436   Devon Energy Corporation                                       289,409
  1,400   Diamond Offshore Drilling                                       56,070
  1,000   Dorchester Minerals, LP                                         23,920
    200   Dril-Quip, Inc.*                                                 4,852
  5,714   El Paso Corporation                                             59,426
    600   Encore Acquisition Company*                                     20,946
    200   Energy Partners, Ltd.*                                           4,054
  1,600   ENSCO International, Inc.                                       50,784
  2,300   EOG Resources, Inc.                                            164,128
 74,950   Exxon Mobil Corporation                                      3,841,937
    589   FMC Technologies, Inc.*                                         18,966

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                (Note 1)
-------                                                               ----------

          ENERGY (CONTINUED)
  1,246   Forest Oil Corporation*                                         39,523
    500   Frontier Oil Corporation                                        13,330
    300   Global Industries, Ltd.*                                         2,487
  2,597   GlobalSantaFe Corporation                                       85,987
    900   Grant Prideco, Inc.*                                            18,045
  5,700   Halliburton Company                                            223,668
    900   Hanover Compressor Company*                                     12,717
    400   Harvest Natural Resources, Inc.*                                 6,908
    900   Helmerich & Payne, Inc.                                         30,636
    600   Holly Corporation                                               16,722
    600   Houston Exploration Company*                                    33,786
    600   Hugoton Royalty Trust                                           15,720
    500   Hydril*                                                         22,755
    500   Input/Output, Inc.*                                              4,420
    500   KCS Energy, Inc.*                                                7,390
  1,768   Kerr-McGee Corporation                                         102,173
    900   Key Energy Services, Inc.*                                      10,620
    584   Kinder Morgan Management, LLC*                                  23,769
  2,300   Kinder Morgan, Inc.                                            168,199
    500   Lone Star Technologies, Inc.*                                   16,730
    100   Magnum Hunter Resources, Inc.*                                   1,290
  3,700   Marathon Oil Corporation                                       139,157
    500   Maverick Tube Corporation*                                      15,150
    300   Meridian Resource Corporation*                                   1,815
    300   Mission Resources Corporation*                                   1,752
  1,100   Murphy Oil Corporation                                          88,495
  1,700   Nabors Industries, Ltd.*                                        87,193
  1,800   National-Oilwell, Inc.*                                         63,522
    600   Newfield Exploration Company*                                   35,430
    400   Newpark Resources, Inc.*                                         2,060
  1,260   Noble Corporation*                                              62,672
    800   Noble Energy, Inc.                                              49,328
  5,100   Occidental Petroleum Corporation                               297,636
    400   Oceaneering International, Inc.*                                14,928
    500   Offshore Logistics, Inc.*                                       16,235
    300   Oil States International, Inc.*                                  5,787
    700   Overseas Shipholding Group, Inc.                                38,640
  1,312   Patina Oil & Gas Corporation                                    49,200
  2,100   Patterson-UTI Energy, Inc.                                      40,845
    500   Penn Virginia Corporation                                       20,285
  2,400   Pioneer Natural Resources Company                               84,240

                                                                         Value
 Shares                                                                (Note 1)
-------                                                               ----------

          ENERGY (CONTINUED)
  1,400   Plains Exploration & Production Company*                        36,400
    900   Pogo Producing Company                                          43,641
  1,200   Premcor, Inc.                                                   50,604
  1,200   Pride International, Inc.*                                      24,648
    700   Quicksilver Resources, Inc.*                                    25,746
    600   Range Resources Corporation                                     12,276
    800   Remington Oil & Gas Corporation*                                21,800
  1,200   Rowan Companies, Inc.*                                          31,080
      2   Royale Energy, Inc.*                                                14
    300   RPC, Inc.                                                        7,536
  7,500   Schlumberger, Ltd.                                             502,125
    300   SEACOR Holdings, Inc.*                                          16,020
  1,200   Smith International, Inc.*                                      65,292
    600   Spinnaker Exploration Company*                                  21,042
    700   St. Mary Land & Exploration Company                             29,218
    678   Stone Energy Corporation*                                       30,571
  1,120   Sunoco, Inc.                                                    91,515
    500   Superior Energy Services, Inc.*                                  7,705
    600   Swift Energy Company*                                           17,364
  1,100   Tesoro Corporation*                                             35,046
    350   Tetra Technologies, Inc.*                                        9,905
    800   Tidewater, Inc.                                                 28,488
    200   Todco, Class A*                                                  3,684
  4,563   Transocean, Inc.*                                              193,426
  1,570   Ultra Petroleum Corporation*                                    75,564
    700   Unit Corporation*                                               26,747
  3,770   Unocal Corporation                                             163,015
  3,600   Valero Energy Corporation                                      163,440
  1,100   Varco International, Inc.*                                      32,065
    900   Veritas DGC, Inc.*                                              20,169
    700   Vintage Petroleum, Inc.                                         15,883
  1,500   Weatherford International, Ltd.*                                76,950
  1,000   Western Gas Resources, Inc.                                     29,250
    100   Whiting Petroleum Corporation*                                   3,025
  4,600   Williams Companies, Inc.                                        74,934
  3,766   XTO Energy, Inc.                                               133,241
                                                                      ----------
                                                                      12,097,355
                                                                      ----------
          FINANCIALS - 22.7%
    130   1st Source Corporation                                           3,316
    300   21st Century Insurance Group                                     4,080
    300   Accredited Home Lenders Holding Company*                        14,904
    300   Affiliated Managers Group, Inc.*                                20,322
  5,700   Aflac, Inc.                                                    227,088

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          FINANCIALS (CONTINUED)
    100   Alabama National BanCorporation                                  6,450
    100   Alexander's, Inc.*                                              21,500
    300   Alexandria Real Estate Equities, Inc.                           22,326
    300   Alfa Corporation                                                 4,555
    100   Alleghany Corporation*                                          28,525
    200   Allied Capital Corporation                                       5,168
    600   Allmerica Financial Corporation*                                19,698
  8,700   Allstate Corporation                                           449,964
  1,000   AMB Property Corporation                                        40,390
  1,200   Ambac Financial Group, Inc.                                     98,556
    100   AMCORE Financial, Inc.                                           3,218
 14,800   American Express Company                                       834,276
    800   American Financial Group, Inc.                                  25,048
    600   American Financial Realty Trust                                  9,708
  1,100   American Home Mortgage Investment Corporation                   37,675
 30,075   American International Group, Inc.                           1,975,025
    400   American National Insurance Company                             41,664
  1,700   AmeriCredit Corporation*                                        41,565
  5,100   Ameritrade Holding Corporation*                                 72,522
    500   AmerUs Group Company                                            22,650
    200   Amli Residential Properties Trust                                6,400
  4,833   AmSouth Bancorporation                                         125,175
    210   Anchor BanCorp Wisconsin, Inc.                                   6,121
  1,100   Annaly Mortgage Management, Inc.                                21,582
    200   Anthracite Capital, Inc.                                         2,472
    600   Anworth Mortgage Asset Corporation                               6,426
  3,300   AON Corporation                                                 78,738
  1,072   Apartment Investment & Management Company, Class A              41,315
    200   Apollo Investment Corporation*                                   3,020
  1,892   Archstone-Smith Trust                                           72,464
    600   Arden Realty, Inc.                                              22,632
    100   Argonaut Group, Inc.*                                            2,113
  1,300   Arthur J Gallagher & Company                                    42,250
    100   ASB Financial Corporation                                        2,186
    400   Ashford Hospitality Trust, Inc.                                  4,348
  1,754   Associated Banc-Corp                                            58,250
  1,400   Assurant, Inc.                                                  42,770

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          FINANCIALS (CONTINUED)
  1,200   Astoria Financial Corporation                                   47,964
  1,000   AvalonBay Communities, Inc.                                     75,300
    100   BancFirst Corporation                                            7,898
    300   BancorpSouth, Inc.                                               7,311
    200   Bank Mutual Corporation                                          2,434
 47,012   Bank of America Corporation                                  2,209,094
  1,000   Bank of Hawaii Corporation                                      50,740
  9,500   Bank of New York Company, Inc.                                 317,490
    700   BankAtlantic Bancorp, Inc., Class A                             13,930
  1,847   Banknorth Group, Inc.                                           67,600
    400   BankUnited Financial Corporation, Class A*                      12,780
    100   Banner Corporation                                               3,119
  6,234   BB&T Corporation                                               262,140
  1,355   Bear Stearns Companies, Inc.                                   138,630
    100   Bedford Property Investors, Inc.                                 2,841
    508   Berkshire Hathaway, Inc., Class B*                           1,491,488
    200   Blackrock, Inc., Class A                                        15,452
    736   BOK Financial Corporation*                                      35,887
    200   Boston Private Financial Holdings, Inc.                          5,634
  1,200   Boston Properties, Inc.                                         77,604
    500   Brandywine Realty Trust                                         14,695
    400   BRE Properties, Inc., Class A                                   16,124
    156   Brookline Bancorp, Inc.                                          2,546
    700   Brown & Brown, Inc.                                             30,485
    500   Camden Property Trust                                           25,500
    300   Capital Automotive REIT                                         10,657
  3,200   Capital One Financial Corporation                              269,472
  1,600   CapitalSource, Inc.*                                            41,072
    500   Capital Federal Financial                                       18,000
    500   CarrAmerica Realty Corporation                                  16,500
    200   Cash America International, Inc.                                 5,946
    980   Catellus Development Corporation                                29,988
    938   Cathay General Bancorp, Inc.                                    35,175
    900   CB Richard Ellis Group, Inc., Class A*                          30,195
    500   CBL & Associates Properties, Inc.                               38,175
    600   CenterPoint Properties Trust                                    28,734
    122   Central Coast Bancorp*                                           2,817
  1,000   Central Pacific Financial Corporation                           36,170
    100   Charter Financial Corporation                                    4,387
    400   CharterMac                                                       9,776

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          FINANCIALS (CONTINUED)
    105   Chemical Financial Corporation                                   4,507
    600   Chicago Mercantile Exchange Holdings, Inc.                     137,220
    625   Chittenden Corporation                                          17,956
  2,100   Chubb Corporation                                              161,490
  1,985   Cincinnati Financial Corporation                                87,856
  2,446   CIT Group, Inc.                                                112,076
 59,125   Citigroup, Inc.                                              2,848,642
    500   Citizens Banking Corporation                                    17,175
  3,000   Citizens First Financial Corporation                            97,830
    614   City National Corporation                                       43,379
  3,000   CNA Financial Corporation*                                      80,130
    300   CNA Surety Corporation*                                          4,005
  2,600   Colonial BancGroup, Inc.                                        55,198
    600   Colonial Properties Trust                                       23,562
     76   Columbia Banking System, Inc.                                    1,899
  2,048   Comerica, Inc.                                                 124,969
  1,100   Commerce Bancorp, Inc.                                          70,840
    625   Commerce Bancshares, Inc.                                       31,375
    300   Commerce Group, Inc.                                            18,312
    790   Commercial Capital Bancorp, Inc.                                18,312
    500   Commercial Federal Corporation                                  14,855
    245   Commercial Net Lease Realty                                      5,047
    100   Community Bank System, Inc.                                      2,825
  1,400   Compass Bancshares, Inc.                                        68,138
    500   CompuCredit Corporation*                                        13,670
  1,000   Conseco, Inc.*                                                  19,950
    500   Cornerstone Realty Income Trust, Inc.                            4,990
    200   Corporate Office Properties Trust                                5,870
    400   Corus Bankshares, Inc.                                          19,204
  7,098   Countrywide Financial Corporation                              262,697
  1,250   Cousins Properties, Inc.                                        37,837
    500   Credit Acceptance Coporation*                                   12,725
    400   Crescent Real Estate Equities Company                            7,304
    200   CRT Properties, Inc.                                             4,772
    800   Cullen/Frost Bankers, Inc.                                      38,880
    612   CVB Financial Corporation                                       16,255
    615   Delphi Financial Group, Inc., Class A                           28,382
  1,326   Developers Diversified Realty Corporation                       58,835
    400   Dime Community Bancshares, Inc.                                  7,164

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          FINANCIALS (CONTINUED)
    900   Doral Financial Corporation                                     44,325
    400   Downey Financial Corporation                                    22,800
  2,376   Duke Realty Corporation                                         81,117
  3,037   E*Trade Financial Corporation*                                  45,403
  1,000   East West Bancorp, Inc.                                         41,960
    200   EastGroup Properties, Inc.                                       7,664
    900   Eaton Vance Corporation                                         46,935
    900   Edwards (A.G.), Inc.                                            38,889
    200   Entertainment Properties Trust                                   8,910
    300   Equity Inns, Inc.                                                3,522
  1,000   Equity Lifestyle Properties, Inc.                               35,750
  4,345   Equity Office Properties Trust                                 126,526
    600   Equity One, Inc.                                                14,238
  3,054   Equity Residential                                             110,494
    500   Erie Indemnity Company, Class A                                 26,285
    900   Essex Property Trust, Inc.                                      75,420
 12,100   Fannie Mae                                                     861,641
    100   FBL Financial Group, Inc., Class A                               2,855
    500   Federal Realty Investment Trust                                 25,825
  1,250   Federated Investors, Inc., Class B                              38,000
    500   FelCor Lodging Trust, Inc.*                                      7,325
  2,100   FFD Financial Corporation                                       34,440
    100   Fidelity Bankshares, Inc.                                        4,276
  1,686   Fidelity National Financial, Inc.                               77,000
  7,254   Fifth Third Bancorp                                            342,969
    400   Financial Federal Corporation                                   15,680
    500   First Acceptance Corporation*                                    4,480
    567   First American Corporation                                      19,924
    550   First BanCorp                                                   34,931
    200   First Charter Corporation                                        5,234
    200   First Citizens BancShares, Inc., Class A                        29,650
    220   First Commonwealth Financial Corporation                         3,386
    400   First Community Bancorp, Inc.                                   17,080
    400   First Financial Bancorp                                          7,000
    468   First Financial Bankshares, Inc.                                20,971
    100   First Financial Corporation                                      3,503
  1,800   First Horizon National Corporation                              77,598
    200   First Indiana Corporation                                        4,502
    600   First Industrial Realty Trust, Inc.                             24,438
    500   First Marblehead Corporation*                                   28,125
    637   First Midwest Bancorp, Inc.                                     23,117
    260   First National Bankshares of Florida, Inc.                       6,214

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          FINANCIALS (CONTINUED)
    158   First Niagara Financial Group, Inc.                              2,204
    163   First Place Financial Corporation                                3,650
    400   First Republic Bank                                             21,200
    400   FirstFed Financial Corporation*                                 20,748
  1,600   FirstMerit Corporation                                          45,584
    450   Flagstar Bancorp, Inc.                                          10,170
    200   Flushing Financial Corporation                                   4,012
    244   FNB Corporation                                                  4,968
    600   Forest City Enterprises, Inc., Class A                          34,530
    100   FPIC Insurance Group, Inc.*                                      3,538
  2,900   Franklin Resources, Inc.                                       201,985
  8,600   Freddie Mac                                                    633,820
    800   Fremont General Corporation                                     20,144
  1,460   Friedman, Billings, Ramsey Group, Inc., Class A                 28,309
    100   Frontier Financial Corporation                                   3,861
    988   Fulton Financial Corporation                                    23,030
  1,000   Gabelli Asset Management, Inc., Class A                         48,520
    700   Gables Residential Trust                                        25,053
    400   GATX Corporation                                                11,824
  2,400   General Growth Properties, Inc.                                 86,784
  4,400   Genworth Financial Inc., Class A                               118,800
    435   Glacier Bancorp, Inc.                                           14,807
    800   Glenborough Realty Trust, Inc.                                  17,024
  1,000   Glimcher Realty Trust                                           27,710
    200   Global Signal, Inc.                                              5,508
  4,600   Golden West Financial Corporation                              282,532
  6,070   Goldman Sachs Group, Inc.                                      631,523
    100   Great Southern Bancorp, Inc.                                     3,500
    700   Greater Bay Bancorp                                             19,516
  1,100   Hanmi Financial Corporation                                     39,534
    200   Harbor Florida Bancshares, Inc.                                  6,922
    300   Harleysville Group, Inc.                                         7,161
    137   Harleysville National Corporation                                3,644
  4,000   Hartford Financial Services Group, Inc.                        277,240
    500   HCC Insurance Holdings, Inc.                                    16,560
  1,200   Health Care Property Investors, Inc.                            33,228
    500   Health Care REIT, Inc.                                          19,075
    500   Healthcare Realty Trust, Inc.                                   20,350
    400   Heritage Property Investment Trust                              12,836

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          FINANCIALS (CONTINUED)
  1,500   Hibernia Corporation, Class A                                   44,265
    500   Highwoods Properties, Inc.                                      13,850
    400   Hilb, Rogal & Hobbs Company                                     14,496
    300   Home Properties, Inc.                                           12,900
    500   Horace Mann Educators Corporation                                9,540
    700   Hospitality Properties Trust                                    32,200
  2,600   Host Marriott Corporation*                                      44,980
    300   HRPT Properties Trust                                            3,849
  2,100   Hudson City Bancorp, Inc.                                       77,322
    400   Hudson River Bancorp, Inc.                                       7,916
    600   Hudson United Bancorp                                           23,628
  3,085   Huntington Bancshares, Inc.                                     76,446
  1,400   Impac Mortgage Holdings, Inc.                                   31,738
  1,000   Independence Community Bank Corporation                         42,580
    800   IndyMac Bancorp, Inc.                                           27,560
    100   Infinity Property & Casual Corporation                           3,520
    700   Inland Real Estate Corporation                                  11,165
    200   Innkeepers USA Trust                                             2,840
  2,500   Instinet Group, Inc.*                                           15,075
    606   International Bancshares Corporation                            23,864
    300   Investment Technology Group, Inc.*                               6,000
  1,000   Investors Financial Services Corporation                        49,980
  1,000   iPayment Holdings, Inc.*                                        49,520
    400   Irwin Financial Corporation                                     11,356
  1,164   iStar Financial, Inc.                                           52,683
  1,100   Janus Capital Group, Inc.                                       18,491
    900   Jefferies Group, Inc.                                           36,252
  1,600   Jefferson-Pilot Corporation                                     83,136
    400   Jones Lang LaSalle, Inc.*                                       14,964
 40,980   JPMorgan Chase & Company                                     1,598,630
  5,100   KeyCorp                                                        172,890
    400   Kilroy Realty Corporation                                       17,100
  1,050   Kimco Realty Corporation                                        60,890
    207   KNBT Bancorp, Inc.                                               3,498
    500   Knight Trading Group, Inc., Class A*                             5,475
  1,000   Kramont Realty Trust, Inc.                                      23,400
    100   LaBranche & Company, Inc.*                                         896
    100   Lakeland Financial Corporation                                   3,970
    300   LaSalle Hotel Properties                                         9,549
  1,350   Legg Mason, Inc.                                                98,901
  4,184   Lehman Brothers Holdings, Inc.                                 366,016
    927   Leucadia National Corporation                                   64,408

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                          Value
 Shares                                                                 (Note 1)
-------                                                                 --------

          FINANCIALS (CONTINUED)
    200   Lexington Corporate Properties Trust                             4,516
  1,000   Liberty Property Trust                                          43,200
  2,300   Lincoln National Corporation                                   107,364
  1,100   LNR Property Corporation                                        69,201
  2,200   Loews Corporation                                              154,660
    200   LTC Properties, Inc.                                             3,982
  2,000   M&T Bank Corporation                                           215,680
    800   Macerich Company                                                50,240
    500   Mack-Cali Realty Corporation                                    23,015
    479   MAF Bancorp, Inc.                                               21,469
    500   Maguire Properties, Inc.                                        13,730
    400   Main Street Banks, Inc.                                         13,972
    100   Markel Corporation*                                             36,400
  6,770   Marsh & McLennan Companies, Inc.                               222,733
  2,800   Marshall & Ilsley Corporation                                  123,760
    400   MB Financial, Inc.                                              16,860
  1,700   MBIA, Inc.                                                     107,576
 14,127   MBNA Corporation                                               398,240
    400   MCG Capital Corporation                                          6,852
  4,600   Mellon Financial Corporation                                   143,106
    800   Mercantile Bankshares Corporation                               41,760
    500   Mercury General Corporation                                     29,960
    400   MeriStar Hospitality Corporation*                                3,340
 11,046   Merrill Lynch & Company, Inc.                                  660,219
  9,246   MetLife, Inc.                                                  374,555
    400   Metris Companies, Inc.*                                          5,100
  1,200   MGIC Investment Corporation                                     82,692
    100   Mid-America Apartment Communities, Inc.                          4,122
    100   Mid-State Bancshares                                             2,865
    600   Mills Corporation                                               38,256
    700   MoneyGram International, Inc.                                   14,798
  1,900   Moody's Corporation                                            165,015
 12,900   Morgan Stanley                                                 716,208
  8,413   National City Corporation                                      315,908
    300   National Financial Partners Corporation                         11,640
    141   National Penn Bancshares, Inc.                                   3,906
  1,020   Nationwide Financial Services, Inc., Class A                    38,995
    700   Nationwide Health Properties, Inc.                              16,625
    400   NBT Bancorp, Inc.                                               10,288
    600   Nelnet, Inc., Class A*                                          16,158
  1,500   New Century Financial Corporation*                              95,865

                                                                          Value
 Shares                                                                 (Note 1)
-------                                                                 --------

          FINANCIALS (CONTINUED)
  1,200   New Plan Excel Realty Trust                                     32,496
  2,437   New York Community Bancorp, Inc.                                50,129
    200   NewAlliance Bancshares, Inc.                                     3,060
  1,200   Newcastle Investment Corporation                                38,136
  6,036   North Fork Bancorporation, Inc.                                174,139
  2,600   Northern Trust Corporation                                     126,308
    500   Northwest Bancorp, Inc.                                         12,545
    200   Novastar Financial, Inc.                                         9,900
  1,000   Nuveen Investments, Inc., Class A                               39,470
    500   Ocwen Financial Corporation*                                     4,780
    600   Odyssey Re Holdings Corporation                                 15,126
  1,100   Ohio Casualty Corporation*                                      25,531
    804   Old National Bancorp                                            20,791
  1,750   Old Republic International Corporation                          44,275
    400   Omega Healthcare Investors, Inc.                                 4,720
    332   Oriental Financial Group, Inc.                                   9,405
    533   Pacific Capital BanCorp                                         18,117
  1,321   Pan Pacific Retail Properties, Inc.                             82,827
    210   Park National Corporation                                       28,455
  1,000   Parkway Properties, Inc.                                        50,750
    312   Partners Trust Financial Group, Inc.                             3,635
    371   Pennsylvania Real Estate Investment Trust                       15,879
  1,550   People's Bank                                                   60,280
     50   Peoples Holding Company                                          1,655
    300   PFF Bancorp, Inc.                                               13,899
    300   Philadelphia Consolidated Holding Corporation*                  19,842
  1,959   Plum Creek Timber Company, Inc.                                 75,304
  1,300   PMI Group, Inc.                                                 54,275
  4,000   PNC Financial Services Group, Inc.                             229,760
  3,200   Popular, Inc.                                                   92,256
    300   Post Properties, Inc.                                           10,470
    300   Prentiss Properties Trust                                       11,460
  3,400   Principal Financial Group, Inc.                                139,196
    300   PrivateBancorp, Inc.                                             9,669
    115   ProAssurance Corporation*                                        4,498
  3,500   Progressive Corporation                                        296,940
  2,094   ProLogis                                                        90,733

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                 --------

          FINANCIALS (CONTINUED)
  1,000   Protective Life Corporation                                     42,690
    200   Provident Bancorp, Inc.                                          2,638
    264   Provident Bankshares Corporation                                 9,602
    600   Provident Financial Services, Inc.                              11,622
  1,800   Providian Financial Corporation*                                29,646
  5,800   Prudential Financial, Inc.                                     318,768
  1,000   PS Business Parks, Inc.                                         45,100
  1,186   Public Storage, Inc.                                            66,120
    550   R&G Financial Corporation, Class B                              21,384
  1,220   Radian Group, Inc.                                              64,953
    100   Ramco-Gershenson Properties Trust                                3,225
    750   Raymond James Financial, Inc.                                   23,235
    500   Realty Income Corporation                                       25,290
    600   Reckson Associates Realty Corporation                           19,686
    300   Redwood Trust, Inc.                                             18,627
  1,500   Regency Centers Corporation                                     83,100
  5,992   Regions Financial Corporation                                  213,255
    800   Reinsurance Group of America, Inc.                              38,760
     10   Republic Bancorp, Inc.                                             153
    500   Riggs National Corporation                                      10,630
    200   RLI Corporation                                                  8,314
    400   S&T Bancorp, Inc.                                               15,076
  1,800   Safeco Corporation*                                             94,032
    984   Santander BanCorp                                               29,677
 14,264   Schwab (Charles) Corporation                                   170,597
    900   SEI Investments Company                                         37,737
    600   Selective Insurance Group, Inc.                                 26,544
  1,400   Senior Housing Properties Trust                                 26,516
    500   Shurgard Storage Centers, Inc., Class A                         22,005
    400   Silicon Valley Bancshares*                                      17,928
  3,191   Simon Property Group, Inc.                                     206,362
    420   Simon Property Group, LP                                        24,872
  1,070   Sky Financial Group, Inc.                                       30,677
    300   SL Green Realty Corporation                                     18,165
  5,100   SLM Corporation                                                272,289
    600   South Financial Group, Inc.                                     19,518
  1,000   Southern Missouri Bancorp, Inc.                                 18,490
    700   Southwest Bancorp of Texas, Inc.                                16,303
  3,640   Sovereign Bancorp, Inc.                                         82,082
    300   Sovran Self Storage, Inc.                                       12,642

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                 --------

          FINANCIALS (CONTINUED)
  8,284   St. Paul Travelers Companies, Inc.                             307,088
    370   StanCorp Financial Group, Inc.                                  30,525
    500   State Auto Financial Corporation                                12,925
  3,900   State Street Corporation                                       191,568
    345   Sterling Bancorp                                                 9,746
    150   Sterling Bancshares, Inc.                                        2,141
    592   Sterling Financial Corporation*                                 23,242
    800   Sterling Financial Corporation, PA                              22,936
    100   Stewart Information Services Corporation                         4,165
    200   Student Loan Corporation                                        36,800
    300   Suffolk Bancorp                                                 10,449
    200   Summit Properties, Inc.                                          6,512
    200   Sun Communities, Inc.                                            8,050
  4,180   SunTrust Banks, Inc.                                           308,818
    500   Susquehanna Bancshares, Inc.                                    12,475
  3,356   Synovus Financial Corporation                                   95,914
  1,500   T. Rowe Price Group, Inc.                                       93,300
    600   Tanger Factory Outlet Centers, Inc.                             15,876
    153   Tarragon Corporation*                                            2,731
    500   Taubman Centers, Inc.                                           14,975
  1,800   TCF Financial Corporation                                       57,852
    200   Texas Capital Banshares, Inc.*                                   4,324
    862   Texas Regional Bancshares, Inc., Class A                        28,170
    900   The St. Joe Company                                             57,780
  1,746   Thornburg Mortgage, Inc.                                        50,564
    110   Tompkins Trustco, Inc.                                           5,884
  1,100   Torchmark Corporation                                           62,854
    562   Transatlantic Holdings, Inc.                                    34,748
    200   Triad Guaranty, Inc.*                                           12,096
    100   Trizec Properties, Inc.                                          1,892
    358   TrustCo Bank Corporation NY                                      4,937
    700   Trustmark Corporation                                           21,749
 21,709   U.S. Bancorp                                                   679,926
    700   UCBH Holdings, Inc.                                             32,074
    700   UICI                                                            23,730
    105   UMB Financial Corporation                                        5,949
    700   Umpqua Holdings Corporation                                     17,647
  1,600   UnionBanCal Corporation                                        103,168
    800   United Bankshares, Inc.                                         30,520
    300   United Community Banks, Inc.                                     8,079
  2,000   United Dominion Realty Trust, Inc.                              49,600
    600   United Fire & Casualty Company                                  20,226

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                (Note 1)
-------                                                               ----------

          FINANCIALS (CONTINUED)
    100   United PanAm Financial Corporation*                              1,906
    900   United Tennessee Bankshares, Inc.                               18,000
  1,600   Unitrin, Inc.                                                   72,720
    300   Universal American Financial Corporation*                        4,641
  1,000   Unizan Financial Corporation                                    26,350
  1,257   UnumProvident Corporation                                       22,551
    714   Valley National Bancorp                                         19,742
    500   Ventas, Inc.                                                    13,705
  2,300   Vornado Realty Trust                                           175,099
  1,188   W Holding Company, Inc.                                         27,260
    400   W.P. Carey & Company, LLC                                       14,064
 21,074   Wachovia Corporation                                         1,108,492
    650   Waddell & Reed Financial, Inc., Class A                         15,529
    100   Walter Industries, Inc.                                          3,373
  1,030   Washington Federal, Inc.                                        27,336
 10,490   Washington Mutual, Inc.                                        443,517
    400   Washington Real Estate Investment Trust                         13,548
    100   Washington Trust Bancorp, Inc.                                   2,931
    305   Waypoint Financial Corporation                                   8,647
    704   Webster Financial Corporation                                   35,651
    675   Weingarten Realty Investors                                     27,068
 19,395   Wells Fargo & Company                                        1,205,399
    200   WesBanco, Inc.                                                   6,394
    100   Wesco Financial Corporation                                     39,300
    100   West Coast Bancorp                                               2,541
    400   Westamerica Bancorporation                                      23,324
    500   Westcorp                                                        22,965
    700   WFS Financial, Inc.*                                            35,546
    750   Whitney Holding Corporation                                     33,743
    900   Wilmington Trust Corporation                                    32,535
    200   Wintrust Financial Corporation                                  11,392
    750   WR Berkley Corporation                                          35,378
    100   WSFS Financial Corporation                                       6,032
    300   Zenith National Insurance Corporation                           14,952
  2,000   Zions Bancorporation                                           136,060
                                                                      ----------
                                                                      37,931,431
                                                                      ----------
          HEALTH CARE - 12.3%
 17,700   Abbott Laboratories                                            825,705
    500   Abgenix, Inc.*                                                   5,170
    500   Accelrys, Inc.*                                                  3,900
    600   Accredo Health, Inc.*                                           16,632
  1,000   Advanced Medical Optics, Inc.*                                  41,140
  1,000   Advanced Neuromodulation Systems, Inc.*                         39,460

                                                                         Value
 Shares                                                                (Note 1)
-------                                                               ----------

          HEALTH CARE (CONTINUED)
  1,800   Aetna, Inc.                                                    224,550
    600   Affymetrix, Inc.*                                               21,930
    300   Alkermes, Inc.*                                                  4,227
  1,600   Allergan, Inc.                                                 129,712
    300   American Healthways, Inc.*                                       9,912
    300   American Medical Systems Holdings, Inc.*                        12,543
    800   American Pharmaceutical Partners, Inc.*                         29,928
    400   AMERIGROUP Corporation*                                         30,264
  1,570   AmerisourceBergen Corporation                                   92,128
 14,902   Amgen, Inc.*                                                   955,963
  1,000   Amsurg Corporation*                                             29,540
  1,400   Amylin Pharmaceuticals, Inc.*                                   32,704
  1,000   Analogic Corporation                                            44,790
    400   Andrx Corporation*                                               8,732
    600   Antigenics, Inc.*                                                6,072
  1,800   Applera Corporation - Applied Biosystems Group                  37,638
    400   Applera Corporation - Celera Genomics Group*                     5,500
    700   Apria Healthcare Group, Inc.*                                   23,065
    600   Arqule, Inc.*                                                    3,474
    800   Arrow International, Inc.                                       24,792
    200   Arthrocare Corporation*                                          6,412
  1,000   Atherogenics, Inc.*                                             23,560
    300   Axonyx, Inc.*                                                    1,860
  1,100   Bard (C.R.), Inc.                                               70,378
  1,225   Barr Pharmaceuticals, Inc.*                                     55,786
    700   Bausch & Lomb, Inc.                                             45,122
  7,463   Baxter International, Inc.                                     257,772
    700   Beckman Coulter, Inc.                                           46,893
  3,000   Becton, Dickinson & Company                                    170,400
    200   Beverly Enterprises, Inc.*                                       1,830
    300   Bio-Rad Laboratories, Inc., Class A*                            17,211
  4,655   Biogen Idec, Inc.*                                             310,070
  2,850   Biomet, Inc.                                                   123,661
  1,000   Biosite, Inc.*                                                  61,540
    100   Biotransplant, Inc.*#                                                0
 10,170   Boston Scientific Corporation*                                 361,543
    100   Bradley Pharmaceuticals, Inc.*                                   1,940
 22,100   Bristol-Myers Squibb Company                                   566,202
  4,736   Cardinal Health, Inc.                                          275,398
    100   Cardiodynamics International Corporation*                          517
  5,728   Caremark Rx, Inc.*                                             225,855
  1,400   Celgene Corporation*                                            37,142
    500   Cell Therapeutics, Inc.*                                         4,070
    600   Centene Corporation*                                            17,010

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          HEALTH CARE (CONTINUED)
    500   Cephalon, Inc.*                                                 25,440
    600   Cepheid, Inc.                                                    5,964
    300   Cerner Corporation*                                             15,951
    644   Charles River Laboratories International, Inc.*                 29,630
    200   Chemed Corporation                                              13,422
  2,046   Chiron Corporation*                                             68,193
  1,800   Cigna Corporation                                              146,826
  1,000   Community Health Systems, Inc.*                                 27,880
    300   Conmed Corporation*                                              8,526
    400   Connetics Corporation*                                           9,716
    400   Cooper Companies, Inc.                                          28,236
    700   Covance, Inc.*                                                  27,125
    900   Coventry Health Care, Inc.*                                     47,772
    100   Cross Country Healthcare, Inc.*                                  1,808
    300   CTI Molecular Imaging, Inc.*                                     4,257
    400   Curative Health Services, Inc.*                                  2,740
  1,100   Cytyc Corporation*                                              30,327
    700   Dade Behring Holdings, Inc.*                                    39,200
  1,050   DaVita, Inc.*                                                   41,506
    100   Dendreon Corporation*                                            1,078
    200   Dendrite International, Inc.*                                    3,880
  1,050   Dentsply International, Inc.                                    59,010
    580   Diagnostic Products Corporation                                 31,929
    600   Discovery Laboratories, Inc.*                                    4,758
    500   Diversa Corporation*                                             4,370
    300   DJ Orthopedics, Inc.*                                            6,426
    900   Edwards Lifesciences Corporation*                               37,134
 13,070   Eli Lilly & Company                                            741,723
  1,200   Endo Pharmaceuticals Holdings, Inc.*                            25,224
    500   Enzo Biochem, Inc.*                                              9,735
    800   Eon Labs, Inc.*                                                 21,600
    100   Exactech, Inc.*                                                  1,829
    200   Exelixis, Inc.*                                                  1,900
  1,400   Express Scripts, Inc.*                                         107,016
    300   Eyetech Pharmaceuticals, Inc.*                                  13,650
    900   First Health Group Corporation*                                 16,839
    400   First Horizon Pharmaceutical Corporation*                        9,156
  1,572   Fisher Scientific International, Inc.*                          98,061
  4,000   Forest Laboratories, Inc.*                                     179,440
    600   Gen-Probe, Inc.*                                                27,126
    300   Genencor International, Inc.*                                    4,920
  9,100   Genentech, Inc.*                                               495,404

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          HEALTH CARE (CONTINUED)
    200   Genesis HealthCare Corporation*                                  7,006
  2,655   Genzyme Corporation*                                           154,203
  4,900   Gilead Sciences, Inc.*                                         171,451
    200   GTx, Inc.*                                                       2,698
  4,370   Guidant Corporation                                            315,077
    300   Haemonetics Corporation*                                        10,863
  5,900   HCA, Inc.                                                      235,764
  2,400   Health Management Associates, Inc., Class A                     54,528
  1,000   Health Net, Inc.*                                               28,870
    500   Henry Schein, Inc.*                                             34,820
    700   Hillenbrand Industries, Inc.                                    38,878
  1,740   Hospira, Inc.*                                                  58,290
    400   Human Genome Sciences, Inc.*                                     4,808
  1,800   Humana, Inc.*                                                   53,442
    400   ICOS Corporation*                                               11,312
    646   Idexx Laboratories, Inc.*                                       35,265
    700   Illumina, Inc.*                                                  6,636
    800   ImClone Systems, Inc.*                                          36,864
    338   Immucor, Inc.*                                                   7,935
    200   Immunogen, Inc.*                                                 1,768
    100   Impax Laboratories, Inc.*                                        1,588
  2,400   IMS Health, Inc.                                                55,704
    400   Inamed Corporation*                                             25,300
    500   Inspire Pharmaceuticals, Inc.*                                   8,385
    600   Integra LifeSciences Holdings Corporation*                      22,158
    450   Intermagnetics General Corporation*                             11,435
    200   Intuitive Surgical, Inc.*                                        8,004
    300   Invacare Corporation                                            13,878
    600   Invitrogen Corporation*                                         40,278
    300   Isis Pharmaceuticals, Inc.*                                      1,770
  1,250   IVAX Corporation*                                               19,775
 34,260   Johnson & Johnson                                            2,172,769
    300   Kindred Healthcare, Inc.*                                        8,985
    700   Kinetic Concepts, Inc.*                                         53,410
    974   King Pharmaceuticals, Inc.*                                     12,078
  1,000   Kos Pharmaceuticals, Inc.*                                      37,640
    200   Kosan Biosciences, Inc.*                                         1,386
    450   KV Pharmaceutical Company, Class A*                              9,923
    100   Kyphon, Inc.*                                                    2,576
    100   LabOne, Inc.*                                                    3,204
  2,400   Laboratory Corporation of America Holdings*                    119,568
     38   Lexicon Genetics, Inc.*                                            295
    605   LifePoint Hospitals, Inc.*                                      21,066

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          HEALTH CARE (CONTINUED)
    400   Ligand Pharmaceuticals, Inc., Class B*                           4,656
  1,100   Lincare Holdings, Inc.*                                         46,915
    400   Magellan Health Services, Inc.*                                 13,664
    300   Mannatech, Inc.                                                  5,712
  1,000   Manor Care, Inc.                                                35,430
    300   Martek Biosciences Corporation*                                 15,360
  3,400   McKesson Corporation                                           106,964
    400   Medarex, Inc.*                                                   4,312
  3,007   Medco Health Solutions, Inc.*                                  125,091
    600   Medicines Company*                                              17,280
    800   Medicis Pharmaceutical Corporation, Class A                     28,088
  2,655   MedImmune, Inc.*                                                71,977
 13,868   Medtronic, Inc.                                                688,824
    500   Mentor Corporation                                              16,870
 25,533   Merck & Company, Inc.                                          820,631
    179   Merit Medical Systems, Inc.*                                     2,735
    800   MGI Pharma, Inc.*                                               22,408
  1,700   Millennium Pharmaceuticals, Inc.*                               20,604
    500   Millipore Corporation*                                          24,905
    300   Molina Healthcare, Inc.*                                        13,914
  1,200   Mylan Laboratories, Inc.                                        21,216
    500   Nabi Biopharmaceuticals*                                         7,325
    600   NBTY, Inc.*                                                     14,406
    500   NDCHealth Corporation                                            9,295
    700   NeighborCare, Inc.*                                             21,504
    200   Nektar Therapeutics*                                             4,048
    300   Neurocrine Biosciences, Inc.*                                   14,790
    300   NitroMed, Inc.*                                                  7,995
    200   Nutraceutical International Corporation*                         3,082
    100   Oakley, Inc.                                                     1,275
    400   Ocular Sciences, Inc.*                                          19,604
    125   Odyssey Healthcare, Inc.*                                        1,710
  1,400   Omnicare, Inc.                                                  48,468
    100   OraSure Technologies, Inc.*                                        672
    500   OSI Pharmaceuticals, Inc.*                                      37,425
    400   Owens & Minor, Inc.                                             11,268
  1,100   Pacificare Health Systems, Inc.*                                62,172
    600   Par Pharmaceutical Companies, Inc.*                             24,828
  1,400   Patterson Companies, Inc.*                                      60,746
    300   Pediatrix Medical Group, Inc.*                                  19,215
  1,217   PerkinElmer, Inc.                                               27,370
    400   Perrigo Company                                                  6,908
 84,511   Pfizer, Inc.                                                 2,272,501

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          HEALTH CARE (CONTINUED)
    700   Pharmaceutical Product Development, Inc.*                       28,903
    200   Pharmion Corporation*                                            8,442
    400   PolyMedica Corporation                                          14,916
    900   Protein Design Labs, Inc.*                                      18,594
    550   Province Healthcare Company*                                    12,293
    200   PSS World Medical, Inc.*                                         2,503
    200   Psychiatric Solutions, Inc.*                                     7,312
    500   QLT, Inc.*                                                       8,040
  1,700   Quest Diagnostics                                              162,435
    440   Regeneron Pharmaceuticals, Inc.*                                 4,052
    790   Renal Care Group, Inc.*                                         28,432
    300   Renovis, Inc.*                                                   4,314
    500   Resmed, Inc.*                                                   25,550
    400   Respironics, Inc.*                                              21,744
    200   Salix Pharmaceuticals, Ltd.*                                     3,518
    600   Santarus, Inc.*                                                  5,436
 15,200   Schering-Plough Corporation                                    317,376
    400   Select Medical Corporation                                       7,040
    900   Sepracor, Inc.*                                                 53,433
    400   Sierra Health Services, Inc.*                                   22,044
  1,000   Sola International, Inc.*                                       27,540
  5,800   St. Jude Medical, Inc.*                                        243,194
    800   Steris Corporation*                                             18,976
  5,220   Stryker Corporation                                            251,865
    599   Sybron Dental Specialties, Inc.*                                21,193
    100   Tanox, Inc.*                                                     1,520
    500   Techne Corporation*                                             19,450
    100   Telik, Inc.*                                                     1,914
  2,826   Tenet Healthcare Corporation*                                   31,029
    600   Theravance, Inc.*                                               10,740
  2,065   Thermo Electron Corporation*                                    62,342
    450   Third Wave Technologies, Inc.*                                   3,870
    600   Thoratec Corporation*                                            6,252
  1,005   Triad Hospitals, Inc.*                                          37,396
    500   United Surgical Partners International, Inc.*                   20,850
  1,000   United Therapeutics Corporation*                                45,150
  8,466   UnitedHealth Group, Inc.                                       745,262
    700   Universal Health Services, Inc., Class B                        31,150
    200   USANA Health Sciences, Inc.*                                     6,840
    700   Valeant Pharmaceuticals International                           18,445
  1,500   Varian Medical Systems, Inc.*                                   64,860
    500   Varian, Inc.*                                                   20,505
    300   Vaso Active Pharmaceuticals, Inc., Class A*                        149

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                (Note 1)
-------                                                               ----------

          HEALTH CARE (CONTINUED)
    800   VCA Antech, Inc.*                                               15,680
    100   Vertex Pharmaceuticals, Inc.*                                    1,057
    299   Viasys Healthcare, Inc.*                                         5,681
    500   Vicuron Pharmaceuticals, Inc.*                                   8,705
    600   Visx, Inc.*                                                     15,522
  1,400   Waters Corporation*                                             65,506
  1,300   Watson Pharmaceuticals, Inc.*                                   42,653
  1,100   WellChoice, Inc.*                                               58,740
  3,568   WellPoint, Inc.*                                               410,320
    300   Wright Medical Group, Inc.*                                      8,550
 14,900   Wyeth                                                          634,591
  3,100   Zimmer Holdings, Inc.*                                         248,372
  1,000   Zymogenetics, Inc.*                                             23,000
                                                                      ----------
                                                                      20,509,432
                                                                      ----------
          INDUSTRIALS - 11.3%
  9,700   3M Company                                                     796,079
  1,000   A.S.V., Inc.*                                                   47,900
    600   ABM Industries, Inc.                                            11,832
    200   Actrade Financial Technologies, Ltd.*#                               0
    420   Actuant Corporation, Class A*                                   21,903
    500   Acuity Brands, Inc.                                             15,900
    900   Adesa, Inc.                                                     19,098
    200   Administaff, Inc.*                                               2,522
  1,000   AGCO Corporation*                                               21,890
    100   AirTran Holdings, Inc.*                                          1,070
    400   Alaska Air Group, Inc.*                                         13,396
    700   Albany International Corporation, Class A                       24,612
    100   Albany Molecular Research, Inc.*                                 1,114
    700   Alexander & Baldwin, Inc.                                       29,694
    637   Alliant Techsystems, Inc.*                                      41,647
  1,300   Allied Waste Industries, Inc.*                                  12,064
    100   America West Holdings Corporation, Class B*                        658
  1,800   American Power Conversion Corporation                           38,520
  2,200   American Standard Companies, Inc.*                              90,904
  1,000   Americo, Inc.*                                                  45,980
    700   Ametek, Inc.                                                    24,969
  1,000   AMR Corporation*                                                10,950
  2,225   Apollo Group, Inc., Class A*                                   179,580
    300   Applied Industrial Technologies, Inc.                            8,220
  2,000   Aramark Corporation, Class B                                    53,020
    400   Arkansas Best Corporation                                       17,956
    400   Armor Holdings, Inc.*                                           18,808
    200   Artesyn Technologies, Inc.*                                      2,260

                                                                         Value
 Shares                                                                (Note 1)
-------                                                               ----------

          INDUSTRIALS (CONTINUED)
  1,200   Avery Dennison Corporation                                      71,964
    200   Baldor Electric Company                                          5,506
    300   Banta Corporation                                               13,428
    100   Barnes Group, Inc.                                               2,651
    400   BearingPoint, Inc.*                                              3,212
    400   Blount International, Inc.*                                      6,968
  9,300   Boeing Company                                                 481,461
    300   Bowne & Company, Inc.                                            4,878
    300   Brady Corporation, Class A                                      18,771
    800   Briggs & Stratton Corporation                                   33,264
    700   Brink's Company                                                 27,664
  1,000   Bucyrus International, Inc., Class A*                           40,640
  5,190   Burlington Northern Santa Fe Corporation                       245,539
    200   Bush Industries, Inc.,  Escrow#+                                     0
  1,900   C.H. Robinson Worldwide, Inc.                                  105,488
    200   Calgon Carbon Corporation                                        1,816
  1,300   Career Education Corporation*                                   52,000
    300   Carlisle Companies, Inc.                                        19,476
    100   Cascade Corporation                                              3,995
  4,900   Caterpillar, Inc.                                              477,799
    200   CDI Corporation                                                  4,276
 11,477   Cendant Corporation                                            268,332
    300   Central Parking Corporation                                      4,545
    300   Cherokee International Corporation*                              2,883
    886   ChoicePoint, Inc.*                                              40,747
  2,782   Cintas Corporation                                             122,019
    400   Clarcor, Inc.                                                   21,908
    700   CNF, Inc.                                                       35,070
    200   Compx International, Inc.                                        3,306
    100   Continental Airlines, Inc., Class B*                             1,354
  1,100   Cooper Industries, Ltd., Class A                                74,679
    600   Corinthian Colleges, Inc.*                                      11,307
    200   Cornell Companies, Inc.*                                         3,036
    400   Corporate Executive Board Company                               26,776
    398   Corrections Corporation of America*                             16,099
    800   Crane Company                                                   23,072
  3,000   CSX Corporation                                                120,240
  1,100   Cummins, Inc.                                                   92,169
    300   CUNO, Inc.*                                                     17,820
    400   Curtiss-Wright Corporation                                      22,964
  3,018   Danaher Corporation                                            173,263
  3,500   Deere & Company                                                260,400
    700   Delta Air Lines, Inc.*                                           5,236

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          INDUSTRIALS (CONTINUED)
    600   Deluxe Corporation                                              22,398
    100   DeVry, Inc.*                                                     1,736
    200   Dollar Thrifty Automotive Group, Inc.*                           6,040
  1,100   Donaldson Company, Inc.                                         35,838
  2,400   Dover Corporation                                              100,656
    750   Dun & Bradstreet Corporation*                                   44,737
    600   Dycom Industries, Inc.*                                         18,312
  1,700   Eaton Corporation                                              123,012
    500   EDO Corporation                                                 15,875
  1,000   Education Management Corporation*                               33,010
    700   EGL, Inc.*                                                      20,923
  5,600   Emerson Electric Company                                       392,560
    200   Engineered Support Systems, Inc.                                11,844
    229   EnPro Industries, Inc.*                                          6,772
  1,600   Equifax, Inc.                                                   44,960
  1,200   Expeditors International Washington, Inc.                       67,056
    200   ExpressJet Holdings, Inc.*                                       2,576
    700   Fastenal Company                                                43,092
    500   Federal Signal Corporation                                       8,830
  3,432   FedEx Corporation                                              338,018
    400   Florida East Coast Industries, Inc.                             18,040
    500   Flowserve Corporation*                                          13,770
    900   Fluor Corporation                                               49,059
    150   Forward Air Corporation*                                         6,705
    300   Franklin Electric Company, Inc.                                 12,678
    300   Frontier Airlines, Inc.*                                         3,423
    450   FTI Consulting, Inc.*                                            9,481
    500   G&K Services, Inc., Class A                                     21,710
    100   Gardner Denver, Inc.*                                            3,629
    300   GenCorp, Inc.                                                    5,571
  2,320   General Dynamics Corporation                                   242,672
120,546   General Electric Company                                     4,399,929
    800   General Maritime Corporation*                                   31,960
  1,000   Genesee & Wyoming, Inc., Class A*                               28,130
    300   Genlyte Group, Inc.*                                            25,704
    100   Gevity HR, Inc.                                                  2,056
    500   Global Power Equipment Group, Inc.*                              4,920
  1,200   Goodrich Corporation                                            39,168
    787   Graco, Inc.                                                     29,394
    200   GrafTech International, Ltd.*                                    1,892
    550   Granite Construction, Inc.                                      14,630
    720   Griffon Corporation*                                            19,440
  1,880   H & R Block, Inc.                                               92,120

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          INDUSTRIALS (CONTINUED)
    100   Handleman Company                                                2,148
    300   Harland (John H.) Company                                       10,830
    400   Harsco Corporation                                              22,296
    200   Hawaiian Holdings, Inc.*                                         1,366
  1,100   Healthcare Services Group, Inc.                                 22,924
    750   Heartland Express, Inc.                                         16,852
    142   Heico Corporation, Class A                                       2,455
    700   Herman Miller, Inc.                                             19,341
  1,620   Hewitt Associates, Inc., Class A*                               51,856
    800   HNI Corporation                                                 34,440
 10,175   Honeywell International, Inc.                                  360,297
    800   Hubbell, Inc., Class B                                          41,840
    800   Hughes Supply, Inc.                                             25,880
    750   IDEX Corporation                                                30,375
    900   IKON Office Solutions, Inc.                                     10,404
  3,533   Illinois Tool Works, Inc.                                      327,438
  1,000   Imagistics International, Inc.*                                 33,660
    200   Infrasource Services, Inc.*                                      2,600
  2,900   Ingersoll-Rand Company, Class A                                232,870
  1,700   Ingram Micro, Inc., Class A*                                    35,360
  1,300   Interactive Data Corporation*                                   28,262
  1,350   Iron Mountain, Inc.*                                            41,162
    700   ITT Educational Services, Inc.*                                 33,285
  2,000   ITT Industries, Inc.                                           168,900
  1,000   J.B. Hunt Transport Services, Inc.                              44,850
  1,000   Jackson Hewitt Tax Service, Inc.                                25,250
    800   Jacobs Engineering Group, Inc.*                                 38,232
    200   Jacuzzi Brands, Inc.*                                            1,740
  1,800   JetBlue Airways Corporation*                                    41,796
    300   JLG Industries, Inc.                                             5,889
    800   Joy Global, Inc.                                                34,744
    123   Kansas City Southern*                                            2,181
    400   Kaydon Corporation                                              13,208
    400   Kelly Services, Inc., Class A                                   12,072
    700   Kennametal, Inc.                                                34,839
    400   Kirby Corporation*                                              17,752
    675   Knight Transportation, Inc.                                     16,740
 15,500   Kreisler Manufacturing Corporation*                             80,910
  1,300   L-3 Communications Holdings, Inc.                               95,212
    500   Laidlaw International, Inc.*                                    10,700

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          INDUSTRIALS (CONTINUED)
    400   Landstar System, Inc.*                                          29,456
    500   Laureate Education, Inc.*                                       22,045
    100   LECG Corporation*                                                1,865
    300   Lennox International, Inc.                                       6,105
    400   Lincoln Electric Holdings, Inc.                                 13,816
  5,000   Lockheed Martin Corporation                                    277,750
    200   Lydall, Inc.*                                                    2,372
    450   Manitowoc Company, Inc.                                         16,943
  1,103   Manpower, Inc.                                                  53,275
  5,500   Masco Corporation                                              200,915
    700   Matthews International Corporation, Class A                     25,760
    300   McDermott International, Inc.*                                   5,508
    100   McGrath Rentcorp                                                 4,361
    400   MedQuist, Inc.*                                                  5,950
    500   Mesa Air Group, Inc.*                                            3,970
    510   Mine Safety Appliances Company                                  25,857
  1,000   Mobile Mini, Inc.*                                              33,040
    300   Moog, Inc., Class A*                                            13,605
    500   Mueller Industries, Inc.                                        16,100
    400   Navigant Consulting, Inc.*                                      10,640
    900   Navistar International Corporation*                             39,582
    200   NCI Building Systems, Inc.*                                      7,500
    515   NCO Group, Inc.*                                                13,313
    400   Nordson Corporation                                             16,028
  4,700   Norfolk Southern Corporation                                   170,093
  3,900   Northrop Grumman Corporation                                   212,004
    200   Northwest Airlines Corporation*                                  2,186
    100   Nuco2, Inc.*                                                     2,219
    225   Old Dominion Freight Line*                                       7,830
    800   OMI Corporation                                                 13,480
    400   Orbital Sciences Corporation*                                    4,732
    500   Oshkosh Truck Corporation                                       34,190
    400   Overnite Corporation                                            14,896
  2,425   Paccar, Inc.                                                   195,164
    500   Pacer International, Inc.*                                      10,630
  1,200   Pall Corporation                                                34,740
  1,529   Parker-Hannifin Corporation                                    115,806
    200   PDI, Inc.*                                                       4,456
  1,100   Pentair, Inc.                                                   47,916
    500   Pinnacle Airlines Corporation*                                   6,970
  2,600   Pitney Bowes, Inc.                                             120,328
    200   Power-One, Inc.*                                                 1,784
    900   Precision Castparts Corporation                                 59,112
    300   Presstek, Inc.*                                                  2,904
    700   PRG-Schultz International, Inc.*                                 3,521
    600   Princeton Review, Inc.*                                          3,690
    400   Quanta Services, Inc.*                                           3,200
    100   Quipp, Inc.*                                                     1,350
  3,300   R.R. Donnelley & Sons Company                                  116,457
    400   RailAmerica, Inc.*                                               5,220
    200   Raven Industries, Inc.                                           4,262
  4,400   Raytheon Company                                               170,852
    200   Regal-Beloit Corporation                                         5,720
    450   Reliance Steel & Aluminum Company                               17,532
  1,800   Republic Services, Inc.                                         60,372
    300   Resources Connection, Inc.*                                     16,293
    200   Robbins & Myers, Inc.                                            4,766
  2,100   Robert Half International, Inc.                                 61,803
  2,100   Rockwell Automation, Inc.                                      104,055
  1,700   Rockwell Collins, Inc.                                          67,048
    400   Rollins, Inc.                                                   10,528
    400   Roper Industries, Inc.                                          24,308
  1,000   Ryder System, Inc.                                              47,770
    500   Sauer-Danfoss, Inc.                                             10,905
    300   SCS Transportation, Inc.*                                        7,011
  2,400   Service Corporation International*                              17,880
  1,400   ServiceMaster Company                                           19,306
    500   Shaw Group, Inc.*                                                8,925
    600   Simpson Manufacturing Company, Inc.                             20,940
    800   Sirva, Inc.*                                                    15,376
    800   SkyWest, Inc.                                                   16,048
    253   Sotheby's Holdings, Inc., Class A*                               4,594
    200   Sourcecorp, Inc.*                                                3,822
  7,893   Southwest Airlines Company                                     128,498
    500   Spherion Corporation*                                            4,200
    934   SPX Corporation                                                 37,416
    400   Standard Register Company                                        5,648
    100   Steelcase, Inc., Class A                                         1,384
    700   Stericycle, Inc.*                                               32,165
    600   Stewart Enterprises, Inc., Class A*                              4,194
    420   Swift Transportation Company, Inc.*                              9,022
    300   Teledyne Technologies, Inc.*                                     8,829
    400   Teleflex, Inc.                                                  20,776
    400   TeleTech Holdings, Inc.*                                         3,876
    600   Terex Corporation*                                              28,590
     43   Tetra Tech, Inc.*                                                  720
  1,800   Textron, Inc.                                                  132,840
    900   Thomas & Betts Corporation*                                     27,675
  1,000   Timken Company                                                  26,020
    400   Toro Company                                                    32,540
    200   TRC Companies, Inc.*                                             3,400
    500   Tredegar Corporation                                            10,105
    100   Trex Company, Inc.*                                              5,244
    600   Trinity Industries, Inc.                                        20,448
    200   Triumph Group, Inc.*                                             7,900

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          INDUSTRIALS (CONTINUED)
    300   Ultralife Batteries, Inc.*                                       5,835
  3,400   Union Pacific Corporation                                      228,650
    700   United Defense Industries, Inc.*                                33,075
 13,800   United Parcel Service, Inc., Class B                         1,179,348
    200   United Rentals, Inc.*                                            3,780
    500   United Stationers, Inc.*                                        23,100
  6,747   United Technologies Corporation                                697,302
    300   Universal Technical Institute, Inc.*                            11,436
    700   UNOVA, Inc.*                                                    17,703
    600   URS Corporation*                                                19,260
    300   USF Corporation                                                 11,385
    200   Valmont Industries, Inc.                                         5,022
  1,000   W.W. Grainger, Inc.                                             66,620
    450   Waste Connections, Inc.*                                        15,413
  7,300   Waste Management, Inc.                                         218,562
    300   Watsco, Inc.                                                    10,566
    500   Watson Wyatt & Company Holdings                                 13,475
    300   Watts Water Technologies, Inc., Class A                          9,672
    750   Werner Enterprises, Inc.                                        16,980
  1,000   WESCO International, Inc.*                                      29,640
    600   Westinghouse Air Brake Technologies Corporation                 12,792
    600   Yellow Roadway Corporation*                                     33,426
    600   York International Corporation                                  20,724
                                                                      ----------
                                                                      18,963,855
                                                                      ----------
          INFORMATION TECHNOLOGY - 15.0%
  1,200   3Com Corporation*                                                5,004
    550   Activision, Inc.*                                               11,099
    700   Acxiom Corporation                                              18,410
    300   Adaptec, Inc.*                                                   2,277
  2,730   ADC Telecommunications, Inc.*                                    7,316
  2,600   Adobe Systems, Inc.                                            163,124
    800   Adtran, Inc.                                                    15,312
    600   Advanced Digital Information Corporation*                        6,012
  3,800   Advanced Micro Devices, Inc.*                                   83,676
    200   Advent Software, Inc.*                                           4,096
    400   Aeroflex, Inc.*                                                  4,848
  1,400   Affiliated Computer Services, Inc., Class A*                    84,266
 13,907   Agere Systems, Inc., Class A*                                   19,053
    100   Agile Software Corporation*                                        817
  4,646   Agilent Technologies, Inc.*                                    111,969
    300   Agilysys, Inc.                                                   5,142
    359   Akamai Technologies, Inc.*                                       4,678
  1,100   Alliance Data Systems Corporation*                              52,228
  4,400   Altera Corporation*                                             91,080
    200   Altiris, Inc.*                                                   7,086
  5,200   Amazon.com, Inc.*                                              230,308
    500   Amis Holdings, Inc.*                                             8,260
    400   Amkor Technology, Inc.*                                          2,672
    800   Amphenol Corporation, Class A*                                  29,392
  5,100   Analog Devices, Inc.                                           188,292
    300   Andrew Corporation*                                              4,089
    400   Anixter International, Inc.*                                    14,396
    600   Ansys, Inc.*                                                    19,236
    300   Anteon International Corporation*                               12,558
  5,200   Apple Computer, Inc.*                                          334,880
 18,158   Applied Materials, Inc.*                                       310,502
    346   Applied Micro Circuits Corporation*                              1,457
    200   aQuantive, Inc.*                                                 1,788
    291   Ariba, Inc.*                                                     4,831
  1,500   Arrow Electronics, Inc.*                                        36,450
    450   Ascential Software Corporation*                                  7,339
    600   Ask Jeeves, Inc.*                                               16,050
    700   Aspen Technology, Inc.*                                          4,347
  1,100   Atmel Corporation*                                               4,312
    200   ATMI, Inc.*                                                      4,506
    500   August Technology Corporation*                                   5,265
  2,400   Autodesk, Inc.                                                  91,080
  7,500   Automatic Data Processing, Inc.                                332,625
  3,190   Avaya, Inc.*                                                    54,868
    400   Avid Technology, Inc.*                                          24,700
    800   Avnet, Inc.*                                                    14,592
    600   Avocent Corporation*                                            24,312
    500   AVX Corporation                                                  6,300
    189   Axcelis Technologies, Inc.*                                      1,537
  2,500   BEA Systems, Inc.*                                              22,150
    300   Belden CDT, Inc.                                                 6,960
    600   Benchmark Electronics, Inc.*                                    20,460
    500   BISYS Group, Inc.*                                               8,225
    567   BMC Software, Inc.*                                             10,546
    100   Borland Software Corporation*                                    1,168
  4,310   Broadcom Corporation, Class A*                                 139,127
  2,100   Brocade Communications Systems, Inc.*                           16,044
    356   Brooks Automation, Inc.*                                         6,130
    200   Cabot Microelectronics Corporation*                              8,010
    500   CACI International, Inc., Class A*                              34,065
  1,077   Cadence Design Systems, Inc.*                                   14,873
    100   Carreker Corporation*                                              860
  1,000   CCC Information Services Group, Inc.*                           22,210
    880   CDW Corporation                                                 58,388

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          INFORMATION TECHNOLOGY (CONTINUED)
  1,000   Ceridian Corporation*                                           18,280
    850   Certegy, Inc.                                                   30,200
  1,300   CheckFree Corporation*                                          49,504
    300   Checkpoint Systems, Inc.*                                        5,415
    100   Ciber, Inc.*                                                       964
    981   Ciena Corporation*                                               3,277
    100   Cirrus Logic, Inc.*                                                551
 75,873   Cisco Systems, Inc.*                                         1,464,349
  1,600   Citrix Systems, Inc.*                                           39,248
    837   CNET Networks, Inc.*                                             9,400
  1,000   Cogent, Inc.*                                                   33,000
    500   Cognex Corporation                                              13,950
  1,400   Cognizant Technology Solutions Corporation, Class A*            59,262
    400   Coherent, Inc.*                                                 12,176
    300   Cohu, Inc.                                                       5,568
    200   CommScope, Inc.*                                                 3,780
  7,321   Computer Associates International, Inc.                        227,390
  2,080   Computer Sciences Corporation*                                 117,250
  3,000   Compuware Corporation*                                          19,410
  2,831   Comverse Technology, Inc.*                                      69,218
    300   Concur Technologies, Inc.*                                       2,673
    117   Conexant Systems, Inc.*                                            233
    700   Convergys Corporation*                                          10,493
 14,419   Corning, Inc.*                                                 169,712
    300   Covansys Corporation*                                            4,590
    500   Credence Systems Corporation*                                    4,575
  1,700   Cree, Inc.*                                                     68,136
    200   CSG Systems International, Inc.*                                 3,740
    500   Cymer, Inc.*                                                    14,770
    100   Cypress Semiconductor Corporation*                               1,173
 29,100   Dell, Inc.*                                                  1,226,274
    900   Diebold, Inc.                                                   50,157
    500   Digital River, Inc.*                                            20,805
    600   Digitas, Inc.*                                                   5,730
    400   Dionex Corporation*                                             22,668
  1,138   DoubleClick, Inc.*                                               8,854
    200   drkoop.com, Inc.*#                                                   0
    300   DSP Group, Inc.*                                                 6,699
  1,100   DST Systems, Inc.*                                              57,332
    971   Earthlink, Inc.*                                                11,186
    500   Echelon Corporation*                                             4,220
    530   eFunds Corporation*                                             12,725
  3,900   Electronic Arts, Inc.*                                         240,552
  4,800   Electronic Data Systems Corporation                            110,880
    100   Electronics for Imaging*                                         1,741
 25,829   EMC Corporation*                                               384,077
    200   Emulex Corporation*                                              3,368
    100   Entegris, Inc.*                                                    995
    500   Epicor Software Corporation*                                     7,045
    300   Exar Corporation*                                                4,257
  1,000   F5 Networks, Inc.*                                              48,720
    400   FactSet Research Systems, Inc.                                  23,376
    844   Fair Isaac Corporation                                          30,958
    700   Fairchild Semiconductor International, Inc.*                    11,382
    800   FalconStor Software, Inc.                                        7,656
  1,000   FEI Company*                                                    21,000
    300   Filenet Corporation*                                             7,728
 10,479   First Data Corporation                                         445,777
  2,228   Fiserv, Inc.*                                                   89,543
    300   Flir Systems, Inc.*                                             19,137
  1,000   Formfactor, Inc.*                                               27,140
  3,000   Freescale Semiconductor, Inc., Class A*                         53,460
  3,051   Freescale Semiconductor, Inc., Class B*                         56,016
    600   Gartner, Inc., Class A*                                          7,476
  2,700   Gateway, Inc.*                                                  16,227
    400   Global Imaging Systems, Inc.*                                   15,800
    500   Global Payments, Inc.                                           29,270
  3,200   Google, Inc., Class A*                                         617,920
    300   Harmonic, Inc.*                                                  2,502
    800   Harris Corporation                                              49,432
    400   Henry (Jack) & Associates, Inc.                                  7,964
 33,677   Hewlett-Packard Company                                        706,207
    500   Hyperion Solutions Corporation*                                 23,310
  7,720   IAC/InterActiveCorp*                                           213,226
    300   Identix, Inc.*                                                   2,214
    300   IDX Systems Corporation*                                        10,338
    600   Imation Corporation                                             19,098
    900   Informatica Corporation*                                         7,308
    610   InfoSpace, Inc.*                                                29,005
    500   infoUSA, Inc.*                                                   5,595
    800   Integrated Circuit Systems, Inc.*                               16,736
    300   Integrated Device Technology, Inc.*                              3,468
 72,816   Intel Corporation                                            1,703,166
    100   Inter-Tel, Inc.                                                  2,738
    400   Intergraph Corporation*                                         10,772
 19,570   International Business Machines Corporation                  1,929,211
  1,000   International Rectifier Corporation*                            44,570
    400   Internet Security Systems, Inc.*                                 9,300
    800   Intersil Corporation, Class A                                   13,392
    200   Intrado, Inc.*                                                   2,420
  2,100   Intuit, Inc.*                                                   92,421
  2,100   Jabil Circuit, Inc.*                                            53,718
 12,930   JDS Uniphase Corporation*                                       40,988
  1,000   Kanbay International, Inc.*                                     31,300
    400   Keane, Inc.*                                                     5,880

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          INFORMATION TECHNOLOGY (CONTINUED)
    300   Kemet Corporation*                                               2,685
  3,100   KLA-Tencor Corporation*                                        144,398
    600   Komag, Inc.*                                                    11,268
    450   Kronos, Inc.*                                                   23,008
    300   Kulicke & Soffa Industries, Inc.*                                2,586
  1,400   Lam Research Corporation*                                       40,474
    600   Lattice Semiconductor Corporation*                               3,420
    800   Lawson Software, Inc.*                                           5,496
    400   Lexar Media, Inc.*                                               3,136
  1,500   Lexmark International, Inc., Class A*                          127,500
  4,400   Linear Technology Corporation                                  170,544
    400   Littelfuse, Inc.*                                               13,664
  2,790   LSI Logic Corporation*                                          15,289
    300   LTX Corporation*                                                 2,307
 43,086   Lucent Technologies, Inc.*                                     162,003
    640   Macromedia, Inc.*                                               19,917
    600   Macrovision Corporation*                                        15,432
    300   Magma Design Automation, Inc.*                                   3,768
  1,000   Manhattan Associates, Inc.*                                     23,880
    100   Mantech International Corporation, Class A*                      2,374
    200   MarketWatch, Inc.*                                               3,600
  4,490   Maxim Integrated Products, Inc.                                190,331
    300   MAXIMUS, Inc.*                                                   9,336
    480   Maxtor Corporation*                                              2,544
    200   MaxWorldwide, Inc.*                                                 88
  2,300   McAfee, Inc.*                                                   66,539
    647   McData Corporation, Class A*                                     3,856
    700   MEMC Electronic Materials, Inc.*                                 9,275
    400   Mentor Graphics Corporation*                                     6,116
    900   Mercury Interactive Corporation*                                40,995
    500   Methode Electronics, Inc.                                        6,425
    400   Micrel, Inc.*                                                    4,408
  2,112   Microchip Technology, Inc.                                      56,306
  1,000   Micromuse, Inc.*                                                 5,550
  5,100   Micron Technology, Inc.*                                        62,985
    200   Micros Systems, Inc.*                                           15,612
    500   Microsemi Corporation*                                           8,680
123,190   Microsoft Corporation                                        3,290,405
    100   MicroStrategy, Inc., Class A*                                    6,025
    500   Midway Games, Inc.*                                              5,250
    100   MKS Instruments, Inc.*                                           1,855
  2,025   Molex, Inc.                                                     60,750
  1,100   Monster Worldwide, Inc.*                                        37,004
 25,641   Motorola, Inc.                                                 441,025
    300   MPS Group, Inc.*                                                 3,678
    200   MRO Software, Inc.*                                              2,604
     38   Mykrolis Corporation*                                              538
    925   National Instruments Corporation                                25,206
  2,900   National Semiconductor Corporation                              52,055
  1,000   NAVTEQ Corporation*                                             46,360
  1,200   NCR Corporation*                                                83,076
    241   NetBank, Inc.                                                    2,509
    500   NetFlix, Inc.*                                                   6,165
    332   NetIQ Corporation*                                               4,054
  4,600   Network Appliance, Inc.*                                       152,812
    500   Newport Corporation*                                             7,050
  2,434   Novell, Inc.*                                                   16,430
  1,623   Novellus Systems, Inc.*                                         45,265
  1,600   Nvidia Corporation*                                             37,696
    400   OmniVision Technologies, Inc.*                                   7,340
     61   Openwave Systems, Inc.*                                            943
 57,930   Oracle Corporation*                                            794,800
    415   PalmOne, Inc.*                                                  13,093
  2,100   Parametric Technology Corporation*                              12,369
    700   Paxar Corporation*                                              15,519
  4,900   Paychex, Inc.                                                  166,992
  4,739   PeopleSoft, Inc.*                                              125,489
     40   Peregrine Systems, Inc.*                                           790
    500   Perot Systems Corporation, Class A*                              8,015
    100   Photon Dynamics, Inc.*                                           2,428
    125   Photronics, Inc.*                                                2,063
    400   Pinnacle Systems, Inc.                                           2,440
    900   Pixar, Inc.*                                                    77,049
    200   Pixelworks, Inc.*                                                2,268
    400   Plantronics, Inc.                                               16,588
  1,100   Polycom, Inc.*                                                  25,652
    100   Power Integrations, Inc.*                                        1,978
    400   Progress Software Corporation*                                   9,340
    200   ProQuest Company*                                                5,940
  1,000   QLogic Corporation*                                             36,730
 18,700   Qualcomm, Inc.                                                 792,880
    200   Quest Software, Inc.*                                            3,190
    600   Rambus, Inc.*                                                   13,800
    976   RealNetworks, Inc.*                                              6,461
    390   Red Hat, Inc.*                                                   5,207
    300   Renaissance Learning, Inc.                                       5,568
    800   Reynolds & Reynolds Company, Class A                            21,208
  1,300   RF Micro Devices, Inc.*                                          8,892
    650   RSA Security, Inc.*                                             13,039
    300   S1 Corporation*                                                  2,718
    700   Salesforce.com, Inc.*                                           11,858
  1,700   SanDisk Corporation*                                            42,449
  4,476   Sanmina-SCI Corporation*                                        37,912
    500   Sapient Corporation*                                             3,955
    200   ScanSource, Inc.*                                               12,432
  1,610   Scientific-Atlanta, Inc.                                        53,146

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          INFORMATION TECHNOLOGY (CONTINUED)
  2,700   Seagate Technology*                                             46,629
    100   Semitool, Inc.*                                                    928
  1,000   Semtech Corporation*                                            21,870
    300   Serena Software, Inc.*                                           6,492
  3,800   Siebel Systems, Inc.*                                           39,900
    400   Silicon Image, Inc.*                                             6,584
    700   Silicon Laboratories, Inc.*                                     24,717
    400   Silicon Storage Technology, Inc.*                                2,380
    300   Siliconix, Inc.*                                                10,947
    800   Sirf Technology Holdings, Inc.*                                 10,176
    682   Skyworks Solutions, Inc.*                                        6,431
  8,618   Solectron Corporation*                                          45,934
     48   SonicWALL, Inc.*                                                   303
    500   SRA International, Inc., Class A*                               32,100
    200   SS&C Technologies, Inc.                                          4,130
    200   Startek, Inc.                                                    5,690
  1,300   Storage Technology Corporation*                                 41,093
 37,000   Sun Microsystems, Inc.*                                        199,060
  2,964   SunGard Data Systems, Inc.*                                     83,970
    400   Sybase, Inc.*                                                    7,980
  8,600   Symantec Corporation*                                          221,536
    987   Symbol Technologies, Inc.                                       17,075
    600   Symmetricon, Inc.*                                               5,826
  1,000   Synaptics, Inc.*                                                30,580
    392   Synopsys, Inc.*                                                  7,691
    300   Syntel, Inc.                                                     5,262
    200   Sypris Solutions, Inc.                                           3,062
    600   Take-Two Interactive Software, Inc.*                            20,874
    400   Taser International, Inc.*                                      12,636
    800   Tech Data Corporation*                                          36,320
  1,000   Tektronix, Inc.                                                 30,210
  3,254   Tellabs, Inc.*                                                  27,952
    500   Teradyne, Inc.*                                                  8,535
    400   Tessera Technologies, Inc.*                                     14,884
 19,822   Texas Instruments, Inc.                                        488,018
    250   THQ, Inc.*                                                       5,735
    300   TIBCO Software, Inc.*                                            4,002
    300   Titan Corporation*                                               4,860
  2,840   Total System Services, Inc.                                     69,012
    400   Transaction Systems Architects, Inc., Class A*                   7,940
    500   Trimble Navigation, Ltd.*                                       16,520
    500   Ulticom, Inc.*                                                   8,015
  2,070   Unisys Corporation*                                             21,073
  1,400   Utstarcom, Inc.*                                                31,010
    263   ValueClick, Inc.*                                                3,506
    300   Varian Semiconductor Equipment Associates, Inc.*                11,055
    200   Veeco Instruments, Inc.*                                         4,214
    300   Verint Systems, Inc.*                                           10,899
  3,516   VeriSign, Inc.*                                                117,856
  4,678   VERITAS Software Corporation*                                  133,557
    356   Vishay Intertechnology, Inc.*                                    5,347
    400   WebEx Communications, Inc.*                                      9,512
  1,745   WebMD Corporation*                                              14,239
    500   webMethods, Inc.*                                                3,605
    200   Websense, Inc.*                                                 10,144
  1,400   Western Digital Corporation*                                    15,176
    468   Wind River Systems, Inc.*                                        6,341
  7,700   Xerox Corporation*                                             130,977
  4,700   Xilinx, Inc.                                                   139,355
 15,900   Yahoo!, Inc.*                                                  599,112
    675   Zebra Technologies Corporation, Class A*                        37,989
    162   Zoran Corporation*                                               1,876
                                                                      ----------
                                                                      24,991,220
                                                                      ----------
          MATERIALS - 3.6%
  2,400   Air Products & Chemicals, Inc.                                 139,128
    770   Airgas, Inc.                                                    20,413
    200   AK Steel Holding Corporation*                                    2,894
    700   Albemarle Corporation                                           27,097
  9,948   Alcoa, Inc.                                                    312,566
    650   Allegheny Technologies, Inc.                                    14,085
    100   AMCOL International Corporation                                  2,009
    400   Anchor Glass Container Corporation                               2,688
    700   Aptargroup, Inc.                                                36,946
    650   Arch Chemicals, Inc.                                            18,707
    700   Arch Coal, Inc.                                                 24,878
  1,200   Ball Corporation                                                52,776
  1,000   Bemis Company, Inc.                                             29,090
  1,000   Bowater, Inc.                                                   43,970
    200   Brush Engineered Materials, Inc.*                                3,700
    400   Buckeye Technologies, Inc.*                                      5,204
  1,100   Cabot Corporation                                               42,548
    400   Cambrex Corporation                                             10,840
    500   Caraustar Industries, Inc.*                                      8,410
    400   Carpenter Technology Corporation                                23,384
    500   Century Aluminum Company*                                       13,130
    200   Cleveland-Cliffs, Inc.                                          20,772
    400   Commercial Metals Company                                       20,224
    900   CONSOL Energy, Inc.                                             36,945
    762   Crompton Corporation                                             8,992
    100   Crown Holdings, Inc.*                                            1,374
    700   Cytec Industries, Inc.                                          35,994
    600   Danielson Holding Corporation*                                   5,070
    200   Deltic Timber Corporation                                        8,490
 11,111   Dow Chemical Company                                           550,106

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          MATERIALS (CONTINUED)
 11,900   du Pont (E.I.) de Nemours & Company                            583,695
    331   Eagle Materials, Inc.                                           28,582
    800   Eastman Chemical Company                                        46,184
  2,700   Ecolab, Inc.                                                    94,851
  1,300   Engelhard Corporation                                           39,871
    500   Ferro Corporation                                               11,595
    850   Florida Rock Industries, Inc.                                   50,601
    600   FMC Corporation*                                                28,980
  2,000   Freeport-McMoRan Copper & Gold, Inc., Class B                   76,460
    600   Georgia Gulf Corporation                                        29,880
  2,917   Georgia-Pacific Corporation                                    109,329
    600   Glatfelter                                                       9,168
    300   Graphic Packaging Corporation*                                   2,160
  1,000   Great Lakes Chemical Corporation                                28,490
    800   Greif, Inc., Class A                                            44,800
    600   H. B. Fuller Company                                            17,106
    600   Headwaters, Inc.*                                               17,100
    800   Hecla Mining Company*                                            4,664
    500   Hercules, Inc.*                                                  7,425
  1,100   International Flavors & Fragrances, Inc.                        47,124
  5,092   International Paper Company                                    213,864
  1,100   International Steel Group, Inc.*                                44,616
    467   Kronos Worldwide, Inc.                                          19,034
    800   Lafarge North America, Inc.                                     41,056
    600   Longview Fibre Company                                          10,884
  1,600   Louisiana-Pacific Corporation                                   42,784
    800   Lubrizol Corporation                                            29,488
  3,655   Lyondell Chemical Company                                      105,703
    500   MacDermid, Inc.                                                 18,050
    700   Martin Marietta Materials, Inc.                                 37,562
  1,300   Massey Energy Company                                           45,435
  3,176   MeadWestvaco Corporation                                       107,635
  1,000   Meridian Gold, Inc.*                                            18,970
    400   Minerals Technologies, Inc.                                     26,680
  2,940   Monsanto Company                                               163,317
  2,700   Mosaic Company*                                                 44,064
    330   Myers Industries, Inc.                                           4,224
    171   Neenah Paper, Inc.*                                              5,575
    300   NewMarket Corporation*                                           5,970
  4,500   Newmont Mining Corporation                                     199,845
  1,000   NL Industries, Inc.                                             22,100
  1,960   Nucor Corporation                                              102,586
    970   Olin Corporation                                                21,359
    500   OM Group, Inc.*                                                 16,210
    200   Omnova Solutions, Inc.*                                          1,124
  2,100   Owens-Illinois, Inc.*                                           47,565
  1,800   Packaging Corporation of America                                42,390
  1,500   Pactiv Corporation*                                             37,935
    900   Peabody Energy Corporation                                      72,819
    300   Penford Corporation                                              4,719
  1,320   Phelps Dodge Corporation                                       130,574
    800   Polymer Group, Inc.,  Escrow*#+                                      0
    700   PolyOne Corporation*                                             6,342
    500   Potlatch Corporation                                            25,290
  1,900   PPG Industries, Inc.                                           129,504
  4,200   Praxair, Inc.                                                  185,430
    801   Rayonier, Inc.                                                  39,177
    300   Rock-Tenn Company, Class A                                       4,548
  2,458   Rohm & Haas Company                                            108,717
    900   RPM International, Inc.                                         17,694
    300   Schnitzer Steel Industries, Inc., Class A                       10,179
    500   Schulman (A.), Inc.                                             10,705
    400   Scotts Company, Class A*                                        29,408
  1,000   Sealed Air Corporation*                                         53,270
  1,600   Sherwin-Williams Company                                        71,408
    700   Sigma-Aldrich Corporation                                       42,322
    500   Silgan Holdings, Inc.                                           30,480
  1,800   Smurfit-Stone Container Corporation*                            33,624
  1,300   Sonoco Products Company                                         38,545
    800   Southern Peru Copper Corporation                                37,768
    400   Spartech Corporation                                            10,836
    800   Steel Dynamics, Inc.                                            30,304
    200   Stillwater Mining Company*                                       2,252
    300   Symyx Technologies, Inc.*                                        9,024
    700   Temple-Inland, Inc.                                             47,880
    300   Terra Industries, Inc.*                                          2,664
    400   Texas Industries, Inc.                                          24,952
  1,100   United States Steel Corporation                                 56,375
    200   USEC, Inc.                                                       1,938
  1,100   USG Corporation*                                                44,297
    800   Valhi, Inc.                                                     12,872
    500   Valspar Corporation                                             25,005
  1,100   Vulcan Materials Company                                        60,071
    300   W.R. Grace & Company*                                            4,083
    600   Wausau-Mosinee Paper Corporation                                10,716
  1,000   Westlake Chemical Corporation                                   33,400
  3,400   Weyerhaeuser Company                                           228,548
    900   Worthington Industries, Inc.                                    17,622
                                                                       ---------
                                                                       5,981,882
                                                                       ---------
          TELECOMMUNICATION SERVICES - 2.9%
  4,401   Alltel Corporation                                             258,603
    700   American Tower Corporation, Class A*                            12,880
    600   Arris Group, Inc.*                                               4,224
    100   Aspect Communications Corporation*                               1,114
  7,581   AT&T Corporation                                               144,494

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          TELECOMMUNICATION SERVICES (CONTINUED)
    100   Atheros Communications, Inc.*                                    1,025
 21,200   BellSouth Corporation                                          589,148
    500   Centennial Communications Corporation*                           3,965
  1,800   CenturyTel, Inc.                                                63,846
    339   Cincinnati Bell, Inc.*                                           1,407
  1,800   Citizens Communications Company                                 24,822
    300   Commonwealth Telephone Enterprises, Inc.*                       14,898
  1,000   Corvis Corporation                                               9,110
    800   Crown Castle International Corporation*                         13,312
    100   Ditech Communications Corporation*                               1,495
    400   Extreme Networks, Inc.*                                          2,620
    500   Foundry Networks, Inc.*                                          6,580
    200   Hypercom Corporation*                                            1,184
    500   IDT Corporation, Class B*                                        7,740
    500   InterDigital Communications Corporation*                        11,050
    100   Ixia*                                                            1,681
  6,240   Juniper Networks, Inc.*                                        169,666
  4,200   Level 3 Communications, Inc.*                                   14,238
  3,100   MCI, Inc.                                                       62,496
 11,800   Nextel Communications, Inc., Class A*                          354,000
    300   Nextel Partners, Inc., Class A*                                  5,862
    200   NMS Communications Corporation*                                  1,262
  1,200   NTL, Inc.*                                                      87,552
    400   Powerwave Technologies, Inc.*                                    3,392
    100   PTEK Holdings, Inc.*                                             1,071
 15,370   Qwest Communications International, Inc.*                       68,243
    700   Remec, Inc.*                                                     5,047
  1,000   SafeNet, Inc.*                                                  36,740
    500   SBA Communications Corporation, Class A*                         4,640
 37,291   SBC Communications, Inc.                                       960,989
  1,000   Sonus Networks, Inc.*                                            5,730
    800   Spectrasite, Inc.*                                              46,320
 16,650   Sprint Corporation                                             413,752
    400   Sycamore Networks, Inc.*                                         1,624
    400   Tekelec*                                                         8,176
    670   Telephone & Data Systems, Inc.                                  51,556
    300   Time Warner Telecom, Inc., Class A*                              1,308
    700   Ubiquitel, Inc.*                                                 4,984
  1,000   United States Cellular Corporation*                             44,760
 32,386   Verizon Communications, Inc.                                 1,311,957
    700   West Corporation*                                               23,177
    800   Western Wireless Corporation, Class A*                          23,440
    300   Wireless Facilities, Inc.*                                       2,832
                                                                       ---------
                                                                       4,890,012
                                                                       ---------
          UTILITIES - 2.9%
  5,685   AES Corporation*                                                77,714
    600   AGL Resources, Inc.                                             19,944
  1,000   Allegheny Energy, Inc.*                                         19,710
    433   Allete, Inc.                                                    15,913
  1,000   Alliant Energy Corporation                                      28,600
  2,000   Ameren Corporation                                             100,280
  4,280   American Electric Power Company, Inc.                          146,975
  1,366   Aqua America, Inc.                                              33,590
    500   Atmos Energy Corporation                                        13,675
    200   Avista Corporation                                               3,534
    400   Black Hills Corporation                                         12,272
    100   California Water Service Group                                   3,765
    500   Calpine Corporation*                                             1,970
  2,700   Centerpoint Energy, Inc.                                        30,510
    300   CH Energy Group, Inc.                                           14,415
  2,600   Cinergy Corporation                                            108,238
    400   Cleco Corporation                                                8,104
    500   CMS Energy Corporation*                                          5,225
  3,300   Consolidated Edison, Inc.                                      144,375
  1,700   Constellation Energy Group, Inc.                                74,307
  4,545   Dominion Resources, Inc.                                       307,878
  1,100   DPL, Inc.                                                       27,621
  1,800   DTE Energy Company                                              77,634
 10,900   Duke Energy Corporation                                        276,097
    100   Duquesne Light Holdings, Inc.                                    1,885
    432   Dynegy, Inc., Class A*                                           1,996
  4,250   Edison International                                           136,127
    700   El Paso Electric Company*                                       13,258
    100   Empire District Electric Company                                 2,268
    720   Energen Corporation                                             42,444
  2,000   Energy East Corporation                                         53,360
  2,500   Entergy Corporation                                            168,975
    600   Equitable Resources, Inc.                                       36,396
  7,524   Exelon Corporation                                             331,583
  3,600   FirstEnergy Corporation                                        142,236
  2,930   FPL Group, Inc.                                                219,017
    700   Great Plains Energy, Inc.                                       21,196
    600   Hawaiian Electric Industries, Inc.                              17,490
    400   Idacorp, Inc.                                                   12,228
  1,600   KeySpan Corporation                                             63,120
    950   MDU Resources Group, Inc.                                       25,346
    100   MGE Energy, Inc.                                                 3,603
    900   National Fuel Gas Company                                       25,506
    300   New Jersey Resources Corporation                                13,002

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)                         DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                         Value
 Shares                                                                 (Note 1)
-------                                                                ---------

          UTILITIES (CONTINUED)
    400   Nicor, Inc.                                                     14,776
  2,690   NiSource, Inc.                                                  61,278
    200   Northeast Utilities                                              3,770
    500   Northwest Natural Gas Company                                   16,870
    800   NRG Energy, Inc.*                                               28,840
    495   NSTAR                                                           26,869
    700   OGE Energy Corporation                                          18,557
  1,100   Oneok, Inc.                                                     31,262
    200   Otter Tail Corporation                                           5,106
    400   Peoples Energy Corporation                                      17,580
  1,600   Pepco Holdings, Inc.                                            34,112
  4,000   PG&E Corporation*                                              133,120
    800   Piedmont Natural Gas Company, Inc.                              18,592
  1,000   Pinnacle West Capital Corporation                               44,410
    600   PNM Resources, Inc.                                             15,174
  1,900   PPL Corporation                                                101,232
  3,541   Progress Energy, Inc.                                          160,195
  3,400   Public Service Enterprise Group, Inc.                          176,018
  1,100   Puget Energy, Inc.                                              27,170
    700   Questar Corporation                                             35,672
  1,529   Reliant Energy, Inc.*                                           20,871
    979   SCANA Corporation                                               38,573
  2,900   Sempra Energy                                                  106,372
    900   Sierra Pacific Resources*                                        9,450
    100   South Jersey Industries, Inc.                                    5,256
  8,200   Southern Company                                               274,864
  1,372   Southern Union Company*                                         32,901
    700   Southwest Gas Corporation                                       17,780
    700   TECO Energy, Inc.                                               10,738
  3,670   TXU Corporation                                                236,935
    500   UGI Corporation                                                 20,455
    300   UIL Holdings Corporation                                        15,390
    500   Unisource Energy Corporation                                    12,055
    633   Vectren Corporation                                             16,964
    600   Westar Energy, Inc.                                             13,722
    500   WGL Holdings, Inc.                                              15,420
  1,000   Wisconsin Energy Corporation                                    33,710
    400   WPS Resources Corporation                                       19,984
  3,825   Xcel Energy, Inc.                                               69,615
                                                                    ------------
                                                                       4,825,040
                                                                    ------------
          TOTAL COMMON STOCKS (Cost $132,415,926)                    166,852,728
                                                                    ------------
RIGHTS - 0.0%**
   (Cost $0)
  1,800   Seagate Tax Refund Rights*#+                                         0
                                                                    ------------
WARRANTS - 0.0%**
    211   IAC InterActiveCorp Warrants Expire 02/04/09*                    1,372
      3   Lodgian, Inc., Class A Warrants Expire
          11/25/07*#+                                                          0
      8   Lodgian, Inc., Class B Warrants Expire
          11/25/09*#+                                                          0
  2,671   Lucent Technologies, Inc. Warrants Expire
          12/10/07*                                                        4,220
     12   Polymer Group, Inc., Class A Warrants Expire
          03/04/10*#+                                                          0
     13   Polymer Group, Inc., Class B Warrants Expire
          03/04/10*#+                                                          0
                                                                    ------------
          TOTAL WARRANTS (Cost $2,622)                                     5,592
                                                                    ------------
TOTAL INVESTMENTS (Cost $132,418,548)                       99.9%    166,858,320
OTHER ASSETS AND LIABILITIES (Net)                           0.1%        135,765
                                                           -----    ------------
NET ASSETS                                                 100.0%   $166,994,085
                                                           -----    ------------



----------
*    Non-income producing security.

**   Amount represents less than 0.1% of net assets.

#    Amount represents less than $1.00

+    Fair-valued Securities.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     STATEMENTS OF ASSETS AND LIABILITIES
                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                               DOW JONES
                                                LARGE           LARGE            SMALL          SMALL          WILSHIRE
                                               COMPANY         COMPANY          COMPANY        COMPANY           5000
                                               GROWTH           VALUE           GROWTH          VALUE            INDEX
                                              PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO
                                            -------------    -------------   -------------   -------------   -------------
ASSETS:
Investments, at cost (Note 1) ...........   $ 501,153,018    $  46,292,991   $  10,229,944   $  33,508,256   $ 132,418,548
                                            =============    =============   =============   =============   =============
Investments, at value (Note 1),
   See accompanying schedules ...........   $ 592,761,296    $  56,089,299   $  12,148,347   $  40,505,712   $ 166,858,320
Cash ....................................       4,166,385       19,193,282       4,756,781         265,587         367,240
Cash on deposit for futures contracts ...          35,200               --              --              --              --
Receivable for Portfolio shares sold ....       1,215,551           53,689              --          27,480          73,054
Due from Advisor (Note 2) ...............              --               --           4,201              --              --
Receivable for investment securities sold             242          959,671              --              --          29,845
Dividends receivable ....................         380,438           92,066           7,044          65,154         206,439
Prepaid expenses and other assets .......          26,454           11,203           4,781          10,331          12,950
                                            -------------    -------------   -------------   -------------   -------------
   Total Assets .........................     598,585,566       76,399,210      16,921,154      40,874,264     167,547,848
                                            -------------    -------------   -------------   -------------   -------------

LIABILITIES:
Cash overdraft ..........................          66,567        1,022,149              --              --              --
Payable for Portfolio shares redeemed ...       3,510,702          155,255          24,351          21,118         328,825
Payable for investment securities
   purchased ............................       1,381,130       15,312,308       2,740,328              --              --
Investment advisory fee payable
   (Note 2) .............................         371,492           37,635              --           6,899          14,147
Distribution and service fees payable
   (Note 3) .............................         178,893           19,763           3,163           9,607          86,624
Due to Custodian ........................          10,485           10,960           8,904          23,377          37,315
Variation margin ........................             100               --              --              --              --
Accrued expenses and other payables .....         267,176           33,128          14,220          26,195          86,852
                                            -------------    -------------   -------------   -------------   -------------
   Total Liabilities ....................       5,786,545       16,591,198       2,790,966          87,196         553,763
                                            -------------    -------------   -------------   -------------   -------------
NET ASSETS ..............................   $ 592,799,021    $  59,808,012   $  14,130,188   $  40,787,068   $ 166,994,085
                                            =============    =============   =============   =============   =============

NET ASSETS consist of:
Undistributed net investment
   income/(loss) ........................   $          --    $          --   $          --   $          --   $       3,492
Accumulated net realized gain/(loss)
   on investments sold ..................     (66,744,625)       4,029,291         877,432         552,143     (31,521,309)
Net unrealized appreciation
   of investments .......................      91,608,298        9,796,308       1,918,403       6,997,456      34,439,772
Par value ...............................         567,954           45,982          11,334          33,235         164,022
Paid-in capital .........................     567,367,394       45,936,431      11,323,019      33,204,234     163,908,108
                                            -------------    -------------   -------------   -------------   -------------
NET ASSETS ..............................   $ 592,799,021    $  59,808,012   $  14,130,188   $  40,787,068   $ 166,994,085
                                            =============    =============   =============   =============   =============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                               DOW JONES
                                                LARGE           LARGE            SMALL          SMALL           WILSHIRE
                                               COMPANY         COMPANY          COMPANY        COMPANY           5000
                                               GROWTH           VALUE           GROWTH          VALUE            INDEX
                                              PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO
                                            -------------    -------------   -------------   -------------   -------------
NET ASSETS:
Investment Class shares.............         $410,332,422     $49,749,182      $13,915,922     $36,826,003    $122,262,956
 (50,000,000 shares authorized, per class,   ============     ===========      ===========     ===========    ============
 per Portfolio, par value $.001 per share)
Institutional Class shares..........         $182,466,599     $10,058,830      $   214,266     $ 3,961,065    $ 41,368,076
 (50,000,000 shares authorized, per class,   ============     ===========      ===========     ===========    ============
 per Portfolio, par value $.001 per share)
Qualified Class shares..............                  N/A             N/A              N/A             N/A    $  1,399,391
 (10,000,000 shares authorized, per class,   ============     ===========      ===========     ===========    ============
 per Portfolio, par value $.001 per share)
Horace Mann Class shares............                  N/A             N/A              N/A             N/A    $  1,963,662
 (10,000,000 shares authorized, per class,   ============     ===========      ===========     ===========    ============
 per Portfolio, par value $.001 per share)


SHARES OUTSTANDING:
Investment Class shares.............           12,903,405       2,269,383          784,343       1,715,094      12,116,116
                                             ============     ===========      ===========     ===========    ============
Institutional Class shares..........            5,679,444         458,455           11,879         184,196       4,093,743
                                             ============     ===========      ===========     ===========    ============
Qualified Class shares..............                  N/A             N/A              N/A             N/A         138,555
                                             ============     ===========      ===========     ===========    ============
Horace Mann Class shares............                  N/A             N/A              N/A             N/A         194,901
                                             ============     ===========      ===========     ===========    ============

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
   price per share..................         $      31.80     $     21.92      $     17.74     $     21.47    $      10.09
                                             ============     ===========      ===========     ===========    ============

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
   price per share..................         $      32.13     $     21.94      $     18.04     $     21.50    $      10.11
                                             ============     ===========      ===========     ===========    ============

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
   price per share..................                  N/A             N/A              N/A             N/A    $      10.10
                                             ============     ===========      ===========     ===========    ============

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
   price per share..................                  N/A             N/A              N/A             N/A    $      10.08
                                             ============     ===========      ===========     ===========    ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     STATEMENTS OF OPERATIONS
                                            FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                           DOW JONES
                                             LARGE          LARGE            SMALL          SMALL           WILSHIRE
                                            COMPANY        COMPANY          COMPANY        COMPANY           5000
                                            GROWTH          VALUE           GROWTH          VALUE            INDEX
                                           PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO
                                         -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME:
Dividends ............................   $  8,542,844    $  1,372,584    $     49,314    $    362,986    $  2,723,628
Foreign taxes withheld ...............         (1,569)         (1,559)             --              --              --
                                         ------------    ------------    ------------    ------------    ------------
   Total Income ......................      8,541,275       1,371,025          49,314         362,986       2,723,628
                                         ------------    ------------    ------------    ------------    ------------

EXPENSES:
Investment advisory fee (Note 2) .....      4,178,860         445,811         103,427         260,515         147,654
Distribution and service fees (Note 3)      1,490,086         120,665          38,565          72,496         347,917
Administration and Accounting fees
   (Note 2) ..........................        904,314         136,936          67,101          88,583         343,923
Transfer agent fees (Note 2) .........        263,474          97,539          48,102          51,393         148,105
Legal and Audit fees .................        203,285          20,831           4,350          11,203          49,923
Printing fees ........................        166,950          15,286           5,011          12,210          37,847
Custodian fees (Note 2) ..............         79,163          42,049          44,817          86,346         126,542
Registration and filing fees .........         51,399          27,527          28,318          29,401          39,406
Directors' fees and expenses (Note 2)          47,067           4,960           1,111           2,779          13,151
Other ................................         43,477           7,165           2,292           3,909          12,552
                                         ------------    ------------    ------------    ------------    ------------
   Subtotal ..........................      7,428,075         918,769         343,094         618,835       1,267,020

Fees waived and reimbursed by
   investment advisor (Note 2) .......             --              --        (115,637)       (187,103)             --
Custody earnings credits (Note 2) ....        (44,104)         (3,619)           (871)         (5,244)         (4,828)
                                         ------------    ------------    ------------    ------------    ------------
   Total net expenses ................      7,383,971         915,150         226,586         426,488       1,262,192
                                         ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME/(LOSS) .........      1,157,304         455,875        (177,272)        (63,502)      1,461,436
                                         ------------    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS (Notes 1 and 4)
Net realized gain/(loss) from:
   Investments .......................     45,964,585      10,116,120       1,895,008       5,194,267     (11,171,701)
   Futures contracts .................        256,498              --              --              --              --
Net change in unrealized appreciation/
   (depreciation) on investments and
   futures contracts .................     (9,814,383)     (3,471,977)        300,822       2,175,360      26,952,871
                                         ------------    ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ....................     36,406,700       6,644,143       2,195,830       7,369,627      15,781,170
                                         ------------    ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .........   $ 37,564,004    $  7,100,018    $  2,018,558    $  7,306,125    $ 17,242,606
                                         ============    ============    ============    ============    ============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     STATEMENTS OF CHANGES IN NET ASSETS
                                            FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                         DOW JONES
                                           LARGE           LARGE           SMALL          SMALL           WILSHIRE
                                          COMPANY         COMPANY         COMPANY        COMPANY           5000
                                          GROWTH           VALUE          GROWTH          VALUE            INDEX
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO
                                       -------------   -------------   -------------   ------------    -------------
Operations:
Net investment income/(loss) ......... $   1,157,304    $    455,875     $  (177,272)   $   (63,502)    $  1,461,436
Net realized gain/(loss) on investments
   and futures contracts ..............   46,221,083      10,116,120       1,895,008      5,194,267      (11,171,701)
Net change in unrealized appreciation/
   (depreciation) on investments and
   futures contracts ..................   (9,814,383)     (3,471,977)        300,822      2,175,360       26,952,871
                                       -------------    ------------     -----------    -----------     ------------
Net increase in net assets resulting
   from operations ....................   37,564,004       7,100,018       2,018,558      7,306,125       17,242,606

Distributions to shareholders from:
Net investment income:
   Investment Class shares ............     (379,823)       (830,112)             --        (47,474)      (1,252,062)
   Institutional Class shares .........     (795,861)       (207,028)             --        (17,660)        (531,446)
   Qualified Class shares .............          N/A             N/A             N/A            N/A           (9,717)
   Horace Mann Class shares ...........          N/A             N/A             N/A            N/A          (18,885)
Net realized capital gains:
   Investment Class shares ............           --      (2,014,824)       (530,040)    (3,802,511)              --
   Institutional Class shares .........           --        (413,379)         (8,082)      (422,116)              --
   Qualified Class shares .............          N/A             N/A             N/A            N/A               --
   Horace Mann Class shares ...........          N/A             N/A             N/A            N/A               --
                                       -------------    ------------     -----------    -----------     ------------
Total distributions to shareholders.      (1,175,684)     (3,465,343)       (538,122)    (4,289,761)      (1,812,110)

Capital Stock Transactions: (Dollars)
Investment Class shares:
   Shares sold ........................  140,660,287      17,483,046       2,031,310     26,043,617       38,098,778
   Shares issued as reinvestment
     of distributions .................      371,391       2,777,755         521,571      3,721,596        1,219,296
   Shares redeemed .................... (121,797,055)     (9,010,345)     (1,319,595)    (8,188,006)     (36,176,494)
                                       -------------    ------------     -----------    -----------     ------------
Total Investment Class shares .........   19,234,623      11,250,456       1,233,286     21,577,207        3,141,580
                                       -------------    ------------     -----------    -----------     ------------
Institutional Class shares:
   Shares sold ........................   53,544,985       3,220,709          35,095      1,516,109       25,961,940
   Shares issued as reinvestment
     of distributions .................      624,078         458,339           6,455        438,053          528,193
   Shares redeemed ....................  (43,465,450)    (24,976,847)         (7,886)    (9,344,353)     (12,543,322)
                                       -------------    ------------     -----------    -----------     ------------
Total Institutional Class shares ......   10,703,613     (21,297,799)         33,664     (7,390,191)      13,946,811
                                       -------------    ------------     -----------    -----------     ------------
Qualified Class shares:
   Shares sold ........................          N/A             N/A             N/A            N/A        1,170,496
   Shares issued as reinvestment
     of distributions .................          N/A             N/A             N/A            N/A            9,717
   Shares redeemed ....................          N/A             N/A             N/A            N/A       (3,491,334)
                                       -------------    ------------     -----------    -----------     ------------
Total Qualified Class shares ..........          N/A             N/A             N/A            N/A       (2,311,121)
                                       -------------    ------------     -----------    -----------     ------------
Horace Mann Class shares:
Shares sold ...........................          N/A             N/A             N/A            N/A          191,673
Shares issued as reinvestment
   of distributions ...................          N/A             N/A             N/A            N/A           18,732
Shares redeemed .......................          N/A             N/A             N/A            N/A         (342,478)
                                       -------------    ------------     -----------    -----------     ------------
Total Horace Mann Class shares ........          N/A             N/A             N/A            N/A         (132,073)
                                       -------------    ------------     -----------    -----------     ------------
Net increase/(decrease) in net assets
   from Capital Stock transactions ....   29,938,236     (10,047,343)      1,266,950     14,187,016       14,645,197
                                       -------------    ------------     -----------    -----------     ------------
Net increase/(decrease) in net assets..$  66,326,556    $ (6,412,668)    $ 2,747,386    $17,203,380     $ 30,075,693
                                       -------------    ------------     -----------    -----------     ------------




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
                                            FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                         DOW JONES
                                           LARGE           LARGE           SMALL          SMALL           WILSHIRE
                                          COMPANY         COMPANY         COMPANY        COMPANY           5000
                                          GROWTH           VALUE          GROWTH          VALUE            INDEX
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO
                                       -------------   -------------   -------------   ------------    -------------
NET ASSETS:
Beginning of year .....................$ 526,472,465    $ 66,220,680     $11,382,802    $23,583,688     $136,918,392
                                       -------------    ------------     -----------    -----------     ------------
End of year ...........................$ 592,799,021    $ 59,808,012     $14,130,188    $40,787,068     $166,994,085
                                       =============    ============     ===========    ===========     ============
Undistributed net investment income....$          --    $         --     $        --    $        --     $      3,492
                                       =============    ============     ===========    ===========     ============

Capital Share Transactions:
Investment Class shares:
   Shares sold ........................    4,705,170         813,222         123,137      1,242,720        4,067,842
   Shares issued as reinvestment
     of distributions .................       11,649         126,549          29,302        173,178          120,722
   Shares redeemed ....................   (4,072,464)       (424,794)        (81,493)      (389,215)      (3,831,805)
                                       -------------    ------------     -----------    -----------     ------------
Net increase/(decrease) in Investment
   Class shares outstanding ...........      644,355         514,977          70,946      1,026,683          356,759
                                       =============    ============     ===========    ===========     ============
 Institutional Class shares:
   Shares sold ........................    1,749,057         151,527           2,050         70,712        2,789,080
   Shares issued as reinvestment
     of distributions .................       19,382          20,862             357         20,355           52,193
   Shares redeemed ....................   (1,425,785)     (1,184,803)           (484)      (425,611)      (1,320,827)
                                       -------------    ------------     -----------    -----------     ------------
Net increase/(decrease) in Institutional
   Class shares outstanding ...........      342,654      (1,012,414)          1,923       (334,544)       1,520,446
                                       =============    ============     ===========    ===========     ============
Qualified Class shares:
   Shares sold ........................          N/A             N/A             N/A            N/A          125,876
   Shares issued as reinvestment
     of distributions .................          N/A             N/A             N/A            N/A              961
   Shares redeemed ....................          N/A             N/A             N/A            N/A         (377,721)
                                       -------------    ------------     -----------    -----------     ------------
Net increase in Qualified Class
   shares outstanding .................          N/A             N/A             N/A            N/A         (250,884)
                                       =============    ============     ===========    ===========     ============
Horace Mann Class shares:
   Shares sold ........................          N/A             N/A             N/A            N/A           20,485
   Shares issued as reinvestment
     of distributions .................          N/A             N/A             N/A            N/A            1,857
   Shares redeemed ....................          N/A             N/A             N/A            N/A          (36,590)
                                       -------------    ------------     -----------    -----------     ------------
Net increase in Horace Mann Class
   shares outstanding .................          N/A             N/A             N/A            N/A          (14,248)
                                       =============    ============     ===========    ===========     ============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     STATEMENTS OF CHANGES IN NET ASSETS
                                            FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                                         DOW JONES
                                           LARGE           LARGE           SMALL          SMALL           WILSHIRE
                                          COMPANY         COMPANY         COMPANY        COMPANY           5000
                                          GROWTH           VALUE          GROWTH          VALUE            INDEX
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO
                                       -------------   -------------   -------------   ------------    -------------

Operations:
Net investment income/(loss) .......... $   (442,145)   $    559,652    $   (175,803) $      74,427     $    735,646
Net realized gain/(loss) on investments
   and futures contracts ..............   12,109,005       2,932,752       1,542,552      3,275,363       (3,084,255)
Net change in unrealized appreciation
   on investments and futures contracts   84,625,803       12,670,183       1,296,775     2,699,675       31,484,991
                                        ------------    ------------    ------------  -------------     ------------
Net increase in net assets resulting
   from operations ....................   96,292,663      16,162,587       2,663,524      6,049,465       29,136,382

Distributions to shareholders from:
Net investment income:
   Investment Class shares ............           --        (138,785)             --        (28,976)        (390,699)
   Institutional Class shares .........     (393,682)       (167,538)             --        (46,501)        (136,762)
   Qualified Class shares .............          N/A             N/A             N/A            N/A          (11,232)
   Horace Mann Class shares ...........          N/A             N/A             N/A            N/A           (5,750)
                                        ------------    ------------    ------------  -------------     ------------
Total distributions to shareholders.        (393,682)       (306,323)             --        (75,477)        (544,443)

Capital Stock Transactions: (Dollars)
Investment Class shares:
   Shares sold ........................  134,668,787       8,398,007       5,743,438      4,444,472       43,375,245
   Shares issued as reinvestment
     of dividends .....................           --         135,751              --         28,534          378,963
   Shares redeemed ....................  (81,411,765)     (5,302,778)     (4,197,766)   (10,265,092)     (21,924,314)
                                        ------------    ------------    ------------  -------------     ------------
Total Investment Class shares .........   53,257,022       3,230,980       1,545,672     (5,792,086)      21,829,894
                                        ------------    ------------    ------------  -------------     ------------
Institutional Class shares:
   Shares sold ........................   82,549,121       6,082,075          13,866        281,777        5,778,301
   Shares issued as reinvestment
     of dividends .....................      316,235          71,946              --         46,381          135,442
   Shares redeemed ....................  (31,897,915)    (18,281,673)       (178,267)    (2,455,762)      (2,250,090)
                                        ------------    ------------    ------------  -------------     ------------
Total Institutional Class shares ......   50,967,441     (12,127,652)       (164,401)    (2,127,604)       3,663,653
                                        ------------    ------------    ------------  -------------     ------------
Qualified Class shares:
   Shares sold ........................          N/A             N/A             N/A            N/A        2,108,996
   Shares issued as reinvestment
     of dividends .....................          N/A             N/A             N/A            N/A           11,232
   Shares redeemed ....................          N/A             N/A             N/A            N/A         (980,222)
                                        ------------    ------------    ------------  -------------     ------------
Total Qualified Class shares ..........          N/A             N/A             N/A            N/A        1,140,006
                                        ------------    ------------    ------------  -------------     ------------
Horace Mann Class shares:
   Shares sold ........................          N/A             N/A             N/A            N/A          288,083
   Shares issued as reinvestment
     of dividends .....................          N/A             N/A             N/A            N/A            5,713
   Shares redeemed ....................          N/A             N/A             N/A            N/A         (200,447)
                                        ------------    ------------    ------------  -------------     ------------
Total Horace Mann Class shares ........          N/A             N/A             N/A            N/A           93,349
                                        ------------    ------------    ------------  -------------     ------------
Net increase/(decrease) in net assets
   from Capital Stock transactions ....  104,224,463      (8,896,672)      1,381,271     (7,919,690)      26,726,902
                                        ------------    ------------    ------------  -------------     ------------
Net increase/(decrease) in net assets.. $200,123,444    $  6,959,592    $  4,044,795  $  (1,945,702)    $ 55,318,841
                                        ------------    ------------    ------------  -------------     ------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
                                            FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                                         DOW JONES
                                           LARGE           LARGE           SMALL          SMALL           WILSHIRE
                                          COMPANY         COMPANY         COMPANY        COMPANY           5000
                                          GROWTH           VALUE          GROWTH          VALUE            INDEX
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO
                                       -------------   -------------   -------------   ------------    -------------


NET ASSETS:
Beginning of year ..................... $326,349,021    $ 59,261,088    $  7,338,007  $  25,529,390     $ 81,599,551
                                        ------------    ------------    ------------  -------------     ------------
End of year ........................... $526,472,465    $ 66,220,680    $ 11,382,802  $  23,583,688     $136,918,392
                                        ============    ============    ============  =============     ============
Undistributed net investment
   income/(loss) ......................           --    $    552,754              --  $      65,065     $    332,614
                                        ============    ============    ============  =============     ============

Capital Share Transactions:
Investment Class shares:
   Shares sold ........................    5,067,938         470,566         404,562        263,158        5,623,645
   Shares issued as reinvestment
     of dividends .....................           --           6,632              --          1,440           41,373
   Shares redeemed ....................   (3,148,078)       (302,628)       (305,085)      (709,333)      (2,811,694)
                                        ------------    ------------    ------------  -------------     ------------
Net increase/(decrease) in Investment
   Class shares outstanding ...........    1,919,860         174,570          99,477       (444,735)       2,853,324
                                        ============    ============    ============  =============     ============
Institutional Class shares:
   Shares sold ........................    3,102,234         352,045           1,222         16,250          685,817
   Shares issued as reinvestment
     of dividends .....................       10,503           3,510              --          2,338           14,770
   Shares redeemed ....................   (1,238,451)       (999,931)        (16,254)      (146,943)        (273,671)
                                        ------------    ------------    ------------  -------------     ------------
Net increase/(decrease) in Institutional
   Class shares outstanding ...........    1,874,286        (644,376)        (15,032)      (128,355)         426,916
                                        ============    ============    ============  =============     ============
Qualified Class shares:
   Shares sold ........................          N/A             N/A             N/A            N/A          265,578
   Shares issued as reinvestment
     of dividends .....................          N/A             N/A             N/A            N/A            1,227
   Shares redeemed ....................          N/A             N/A             N/A            N/A         (121,335)
                                        ------------    ------------    ------------  -------------     ------------
Net increase in Qualified Class shares
   outstanding ........................          N/A             N/A             N/A            N/A          145,470
                                        ============    ============    ============  =============     ============

Horace Mann Class shares:
   Shares sold ........................          N/A             N/A             N/A            N/A           37,126
   Shares issued as reinvestment
     of dividends .....................          N/A             N/A             N/A            N/A              624
   Shares redeemed ....................          N/A             N/A             N/A            N/A          (26,211)
                                        ------------    ------------    ------------  -------------     ------------
Net increase in Horace Mann Class
   shares outstanding .................          N/A             N/A             N/A            N/A           11,539
                                        ============    ============    ============  =============     ============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                     INVESTMENT CLASS SHARES
                                              -------------------------------------------------------------------
                                                                        FOUR MONTH
                                                 YEAR         YEAR        PERIOD        YEAR ENDED AUGUST 31,
                                                 ENDED        ENDED        ENDED     ----------------------------
                                               12/31/04     12/31/03    12/31/02 1      2002       2001      2000
                                              ----------   ----------   ----------      ----       ----      ----
Net asset value, beginning of period......     $  29.83     $  23.59     $  24.22    $  29.12  $  46.36  $  36.37
                                               --------     --------     --------    --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)***...........         0.04        (0.05)        0.02        0.04     (0.08)    (0.12)
Net realized and unrealized gain/(loss)
  on investments and futures contracts....         1.96         6.29        (0.61)      (4.86)   (16.65)    10.55
                                               --------     --------     --------    --------  --------  --------
Total from investment operations..........         2.00         6.24        (0.59)      (4.82)   (16.73)    10.43
                                               --------     --------     --------    --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income......        (0.03)          --        (0.04)         --        --        --
Distributions from capital gains..........           --           --           --       (0.08)    (0.51)    (0.44)
                                               --------     --------     --------    --------  --------  --------
Total distributions.......................        (0.03)          --        (0.04)      (0.08)    (0.51)    (0.44)
                                               --------     --------     --------    --------  --------  --------
Net asset value, end of period............     $  31.80     $  29.83     $  23.59    $  24.22  $  29.12  $  46.36
                                               ========     ========     ========    ========  ========  ========
Total return 2............................         6.70%       26.45%       (2.42)%**  (16.61)%  (36.33)%   28.84%
                                               ========     ========     ========    ========  ========  ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $410,332     $365,658     $243,890    $249,328  $354,633  $656,711
Operating expenses excluding custody
  earnings credit.........................         1.44%        1.37%        0.95%*      0.90%     0.84%     0.84%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         1.43%        1.36%        0.95%*      0.89%     0.83%     0.83%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         1.44%        1.47%        1.45%*      0.90%     0.84%     0.84%
Net investment income/(loss) including
  reimbursement/waiver/custody
  earnings credit ........................         0.11%       (0.20)%       0.28%*      0.14%    (0.23)%   (0.28)%
Portfolio turnover rate...................          121%          93%          21%**       47%       43%       50%

----------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
1 The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  INSTITUTIONAL CLASS SHARES
                                              -------------------------------------------------------------------
                                                                        FOUR MONTH
                                                 YEAR         YEAR        PERIOD          YEAR ENDED AUGUST 31,
                                                 ENDED        ENDED        ENDED     ----------------------------
                                               12/31/04     12/31/03    12/31/02 1      2002       2001      2000
                                              ----------   ----------   ----------      ----       ----      ----
Net asset value, beginning of period......     $  30.13     $  23.81     $  24.51    $  29.39  $  46.63  $  36.47
                                               --------     --------     --------    --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)***...........         0.13         0.03         0.05        0.12      0.03      0.01
Net realized and unrealized gain/(loss)
  on investments and futures contracts....         2.01         6.36        (0.62)      (4.92)   (16.76)    10.59
                                               --------     --------     --------    --------  --------  --------
Total from investment operations..........         2.14         6.39        (0.57)      (4.80)   (16.73)    10.60
                                               --------     --------     --------    --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income......        (0.14)       (0.07)       (0.13)         --        --        --
Distributions from capital gains..........           --           --           --       (0.08)    (0.51)    (0.44)
                                               --------     --------     --------    --------  --------  --------
Total distributions.......................        (0.14)       (0.07)       (0.13)      (0.08)    (0.51)    (0.44)
                                               --------     --------     --------    --------  --------  --------
Net asset value, end of period............     $  32.13     $  30.13     $  23.81    $  24.51  $  29.39  $  46.63
                                               ========     ========     ========    ========  ========  ========
Total return 2............................         7.10%       26.85%       (2.32)%**  (16.39)%  (36.12)%   29.23%
                                               ========     ========     ========    ========  ========  ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $182,467     $160,814     $ 82,459    $ 84,271  $108,794  $149,043
Operating expenses excluding custody
  earnings credit.........................         1.10%        1.05%        0.64%*      0.59%     0.52%     0.53%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         1.09%        1.04%        0.64%*      0.58%     0.51%     0.52%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         1.10%        1.15%        1.14%*      0.59%     0.52%     0.53%
Net investment income/(loss) including
  reimbursement/waiver/custody earnings credit     0.45%        0.12%        0.59%*      0.45%     0.09%     0.03%
Portfolio turnover rate...................          121%          93%          21%**       47%       43%       50%

----------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
1 The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     LARGE COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                     INVESTMENT CLASS SHARES
                                              -------------------------------------------------------------------
                                                                        FOUR MONTH
                                                 YEAR         YEAR        PERIOD         YEAR ENDED AUGUST 31,
                                                 ENDED        ENDED        ENDED     ----------------------------
                                               12/31/04     12/31/03    12/31/02 1      2002       2001      2000
                                              ----------   ----------   ----------      ----       ----      ----
Net asset value, beginning of period......     $  20.52     $  16.03     $  17.59    $  21.09  $  19.91  $  21.02
                                               --------     --------     --------    --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***..................         0.14         0.13         0.08        0.21      0.27      0.28
Net realized and unrealized gain/(loss)
  on investments..........................         2.59         4.44        (1.40)      (2.41)     1.09     (0.02)
                                               --------     --------     --------    --------  --------  --------
Total from investment operations..........         2.73         4.57        (1.32)      (2.20)     1.36      0.26
                                               --------     --------     --------    --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income......        (0.39)       (0.08)       (0.24)      (0.27)    (0.18)    (0.31)
Distributions from capital gains..........        (0.94)          --           --       (1.03)       --     (1.06)
                                               --------     --------     --------    --------  --------  --------
Total distributions.......................        (1.33)       (0.08)       (0.24)      (1.30)    (0.18)    (1.37)
                                               --------     --------     --------    --------  --------  --------
Net asset value, end of period............     $  21.92     $  20.52     $  16.03    $  17.59  $  21.09  $  19.91
                                               ========     ========     ========    ========  ========  ========
Total return 2............................        13.28%       28.51%       (7.49)%**  (10.94)%    6.81%     1.71%
                                               ========     ========     ========    ========  ========  ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $ 49,749     $ 35,997     $ 25,327    $ 30,131  $ 31,455  $ 21,490
Operating expenses excluding custody
  earnings credit.........................         1.65%        1.56%        1.17%*      1.04%     0.98%     1.01%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         1.65%        1.55%        1.16%*      1.03%     0.95%     0.98%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         1.65%        1.67%        1.67%*      1.04%     0.98%     1.01%
Net investment income including reimbursement/
  waiver/custody earnings credit..........         0.67%        0.75%        1.39%*      1.06%     1.28%     1.51%
Portfolio turnover rate...................           73%         103%          19%**       72%       77%      110%

----------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
1 The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     LARGE COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  INSTITUTIONAL CLASS SHARES
                                             -------------------------------------------------------------------
                                                                       FOUR MONTH
                                                 YEAR         YEAR        PERIOD          YEAR ENDED AUGUST 31,
                                                 ENDED        ENDED        ENDED     ----------------------------
                                               12/31/04     12/31/03    12/31/02 1      2002       2001      2000
                                              ----------   ----------   ----------      ----       ----      ----
Net asset value, beginning of period......     $  20.55     $  16.04     $  17.64    $  21.14  $  19.93  $  21.04
                                               --------     --------     --------    --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***..................         0.21         0.18         0.09        0.26      0.33      0.33
Net realized and unrealized gain/(loss)
  on investments..........................         2.59         4.44        (1.40)      (2.41)     1.08     (0.01)
                                               --------     --------     --------    --------  --------  --------
Total from investment operations..........         2.80         4.62        (1.31)      (2.15)     1.41      0.32
                                               --------     --------     --------    --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income......        (0.47)       (0.11)       (0.29)      (0.32)    (0.20)    (0.37)
Distributions from capital gains..........        (0.94)        --            --        (1.03)       --     (1.06)
                                               --------     --------     --------    --------  --------  --------
Total distributions.......................        (1.41)       (0.11)       (0.29)      (1.35)    (0.20)    (1.43)
                                               --------     --------     --------    --------  --------  --------
Net asset value, end of period............     $  21.94     $  20.55     $  16.04    $  17.64  $  21.14  $  19.93
                                               ========     ========     ========    ========  ========  ========
Total return 2............................        13.62%       28.83%       (7.44)%**  (10.71)%    7.08%     2.06%
                                               ========     ========     ========    ========  ========  ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $ 10,059     $ 30,224     $ 33,934    $ 37,133  $ 54,525  $ 58,566
Operating expenses excluding custody
  earnings credit.........................         1.34%        1.31%        0.94%*      0.79%     0.71%     0.74%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         1.34%        1.30%        0.93%*      0.78%     0.68%     0.71%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         1.34%        1.42%        1.44%*      0.79%     0.71%     0.74%
Net investment income including reimbursement/
  waiver/custody earnings credit..........         0.97%        1.00%        1.62%*      1.31%     1.55%     1.78%
Portfolio turnover rate...................           73%         103%          19%**       72%       77%      110%

----------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
1 The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  INVESTMENT CLASS SHARES
                                              -------------------------------------------------------------------
                                                                        FOUR MONTH
                                                 YEAR         YEAR        PERIOD        YEAR ENDED AUGUST 31,
                                                 ENDED        ENDED        ENDED     ----------------------------
                                               12/31/04     12/31/03    12/31/02 1      2002       2001      2000
                                              ----------   ----------   ----------      ----       ----      ----
Net asset value, beginning of period......     $  15.73     $  11.48     $  11.89    $  12.91  $  17.80  $  13.34
                                               --------     --------     --------    --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss***....................        (0.24)       (0.26)       (0.06)      (0.19)    (0.21)    (0.21)
Net realized and unrealized gain/(loss)
  on investments..........................         2.95         4.51        (0.35)      (0.83)    (2.23)     4.67
                                               --------     --------     --------    --------  --------  --------
Total from investment operations..........         2.71         4.25        (0.41)      (1.02)    (2.44)     4.46
                                               --------     --------     --------    --------  --------  --------
LESS DISTRIBUTIONS:
Distributions from capital gains..........        (0.70)          --           --          --     (2.45)       --
                                               --------     --------     --------    --------  --------  --------
Total distributions.......................        (0.70)          --           --          --     (2.45)       --
                                               --------     --------     --------    --------  --------  --------
Net asset value, end of period............     $  17.74     $  15.73     $  11.48    $  11.89  $  12.91  $  17.80
                                               ========     ========     ========    ========  ========  ========
Total return 2............................        17.22%       37.02%       (3.45)%**   (7.90)%  (13.87)%   33.43%
                                               ========     ========     ========    ========  ========  ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $ 13,916     $ 11,224     $  7,048    $  7,253  $  6,894  $  8,871
Operating expenses excluding custody
  earnings credit.........................         1.87%        2.51%        2.54%*      1.85%     1.75%     1.56%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         1.87%        2.51%        2.53%*      1.83%     1.72%     1.52%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         2.82%        3.11%        3.14%*      1.90%     1.90%     1.71%
Net investment loss including reimbursement/
  waiver/custody earnings credit..........        (1.46)%      (1.98)%      (1.67)%*    (1.50)%   (1.50)%   (1.36)%
Portfolio turnover rate...................          106%         162%          35%**       84%       91%      127%

----------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
1 The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.



                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
-------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                    INSTITUTIONAL CLASS SHARES
                                              -------------------------------------------------------------------
                                                                        FOUR MONTH
                                                 YEAR         YEAR        PERIOD          YEAR ENDED AUGUST 31,
                                                 ENDED        ENDED        ENDED     ----------------------------
                                               12/31/04     12/31/03    12/31/02 1      2002       2001      2000
                                              ----------   ----------   ----------      ----       ----      ----
Net asset value, beginning of period......     $  15.94     $  11.61     $  12.04    $  13.04  $  17.91  $  13.38
                                               --------     --------     --------    --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss***....................        (0.19)       (0.23)       (0.06)      (0.16)    (0.17)    (0.17)
Net realized and unrealized gain/(loss)
  on investments..........................         2.99         4.56        (0.37)      (0.84)    (2.25)     4.70
                                               --------     --------     --------    --------  --------  --------
Total from investment operations..........         2.80         4.33        (0.43)      (1.00)    (2.42)     4.53
                                               --------     --------     --------    --------  --------  --------
LESS DISTRIBUTIONS:
Distributions from capital gains..........        (0.70)          --           --          --     (2.45)       --
                                               --------     --------     --------    --------  --------  --------
Total distributions.......................        (0.70)          --           --          --     (2.45)       --
                                               --------     --------     --------    --------  --------  --------
Net asset value, end of period............     $  18.04     $  15.94     $  11.61    $  12.04  $  13.04  $  17.91
                                               ========     ========     ========    ========  ========  ========
Total return 2............................        17.56%       37.30%       (3.57)%**   (7.67)%  (13.66)%   33.86%
                                               ========     ========     ========    ========  ========  ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $    214     $    159     $    290    $  3,404  $  5,818  $  6,802
Operating expenses excluding custody
  earnings credit.........................         1.55%        2.28%        2.27%*      1.57%     1.47%     1.28%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         1.55%        2.28%        2.26%*      1.55%     1.44%     1.24%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         2.50%        2.88%        2.87%*      1.62%     1.62%     1.43%
Net investment loss including reimbursement/
  waiver/custody earnings credit..........        (1.14)%      (1.75)%      (1.40)%*    (1.22)%   (1.22)%   (1.08)%
Portfolio turnover rate...................          106%         162%          35%**       84%       91%      127%

----------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
1 The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     SMALL COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                    INVESTMENT CLASS SHARES
                                              -------------------------------------------------------------------
                                                                        FOUR MONTH
                                                 YEAR         YEAR        PERIOD         YEAR ENDED AUGUST 31,
                                                 ENDED        ENDED        ENDED     ----------------------------
                                               12/31/04     12/31/03    12/31/02 1      2002       2001      2000
                                              ----------   ----------   ----------      ----       ----      ----

Net asset value, beginning of period......     $  19.52     $  14.34     $  14.84    $  15.53  $  12.31  $  13.60
                                               --------     --------     --------    --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)***...........        (0.06)        0.04         0.04        0.16      0.17      0.18
Net realized and unrealized gain/(loss)
  on investments..........................         4.51         5.18        (0.29)      (0.71)     3.17     (0.98)
                                               --------     --------     --------    --------  --------  --------
Total from investment operations..........         4.45         5.22        (0.25)      (0.55)     3.34     (0.80)
                                                --------     --------     --------    --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income......        (0.03)       (0.04)       (0.25)      (0.14)    (0.12)    (0.24)
Distributions from capital gains..........        (2.47)          --           --          --        --     (0.25)
                                               --------     --------     --------    --------  --------  --------
Total distributions.......................        (2.50)       (0.04)       (0.25)      (0.14)    (0.12)    (0.49)
                                               --------     --------     --------    --------  --------  --------
Net asset value, end of period............     $  21.47     $  19.52     $  14.34    $  14.84  $  15.53  $  12.31
                                               ========     ========     ========    ========  ========  ========
Total return 2............................        22.78%       36.41%       (1.66)%**   (3.59)%   27.28%    (5.83)%
                                               ========     ========     ========    ========  ========  ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $ 36,826     $ 13,441     $ 16,245    $ 20,325  $ 24,342   $ 7,332
Operating expenses excluding custody
  earnings credit.........................         1.48%        1.52%        1.54%*      1.16%     1.24%     1.17%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         1.46%        1.52%        1.53%*      1.14%     1.18%     1.15%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         2.09%        2.12%        2.14%*      1.21%     1.39%     1.32%
Net investment income/(loss) including
  reimbursement/waiver/custody
  earnings credit ........................        (0.28)%       0.22%        0.82%*      1.02%     1.24%     1.51%
Portfolio turnover rate...................          134%         124%          43%**      117%       95%       94%

----------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
1 The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     SMALL COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                    INSTITUTIONAL CLASS SHARES
                                              -------------------------------------------------------------------
                                                                       FOUR MONTH
                                                 YEAR         YEAR        PERIOD        YEAR ENDED AUGUST 31,
                                                 ENDED        ENDED        ENDED     ----------------------------
                                               12/31/04     12/31/03    12/31/02 1      2002       2001      2000
                                              ----------   ----------   ----------      ----       ----      ----

Net asset value, beginning of period......     $  19.55     $  14.35     $  14.86    $  15.53  $  12.31  $  13.61
                                               --------     --------     --------    --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***..................         0.01         0.08         0.05        0.20      0.21      0.21
Net realized and unrealized gain/(loss)
  on investments..........................         4.51         5.21        (0.28)      (0.71)     3.16     (0.99)
                                               --------     --------     --------    --------  --------  --------
Total from investment operations..........         4.52         5.29        (0.23)      (0.51)     3.37     (0.78)
                                               --------     --------     --------    --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income......        (0.10)       (0.09)       (0.28)      (0.16)    (0.15)    (0.27)
Distributions from capital gains..........        (2.47)          --           --          --        --     (0.25)
                                               --------     --------     --------    --------  --------  --------
Total distributions.......................        (2.57)       (0.09)       (0.28)      (0.16)    (0.15)    (0.52)
                                               --------     --------     --------    --------  --------  --------
Net asset value, end of period............     $  21.50     $  19.55     $  14.35    $  14.86  $  15.53  $  12.31
                                               ========     ========     ========    ========  ========  ========
Total return 2............................        23.11%       36.86%       (1.57)%**   (3.34)%   27.51%    (5.61)%
                                               ========     ========     ========    ========  ========  ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $  3,961     $ 10,142     $  9,285    $  9,570  $ 14,791  $ 11,739
Operating expenses excluding custody
  earnings credit.........................         1.17%        1.23%        1.28%*      0.92%     1.00%     0.95%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         1.15%        1.23%        1.27%*      0.90%     0.94%     0.93%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         1.78%        1.83%        1.88%*      0.97%     1.15%     1.10%
Net investment income/(loss) including
  reimbursement/waiver/custody earnings credit     0.03%        0.51%       1.08%*       1.26%     1.48%     1.73%
Portfolio turnover rate...................          134%         124%          43%**      117%       95%       94%

----------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
1 The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      INVESTMENT CLASS SHARES
                                              -------------------------------------------------------------------
                                                                       FOUR MONTH
                                                 YEAR         YEAR        PERIOD          YEAR ENDED AUGUST 31,
                                                 ENDED        ENDED        ENDED     ----------------------------
                                               12/31/04     12/31/03    12/31/02 1      2002       2001      2000
                                              ----------   ----------   ----------      ----       ----      ----

Net asset value, beginning of period......     $   9.17     $   7.10     $   7.39    $   8.93  $  12.23  $  10.32
                                               --------     --------     --------    --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***..................         0.09         0.05         0.01        0.05      0.06      0.06
Net realized and unrealized gain/(loss)
   on investments.........................         0.93         2.05        (0.25)      (1.55)    (3.19)     1.91
                                               --------     --------     --------    --------  --------  --------
Total from investment operations..........         1.02         2.10        (0.24)      (1.50)    (3.13)     1.97
                                               --------     --------     --------    --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income......        (0.10)       (0.03)       (0.05)      (0.04)    (0.03)    (0.04)
Distributions from capital gains..........         --            --            --          --     (0.14)    (0.02)
                                               --------     --------     --------    --------  --------  --------
Total distributions.......................        (0.10)       (0.03)       (0.05)      (0.04)    (0.17)    (0.06)
                                               --------     --------     --------    --------  --------  --------
Net asset value, end of period............     $  10.09     $   9.17     $   7.10    $   7.39  $   8.93  $  12.23
                                               ========     ========     ========    ========  ========  ========
Total return 2............................        11.17%       29.62%       (3.23)%**  (16.95)%  (25.82)%   19.14%
                                               ========     ========     ========    ========  ========  ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $122,263     $107,818     $ 63,224    $ 59,466  $ 83,421  $ 85,704
Operating expenses excluding custody
   earnings credit........................         0.92%        1.06%        1.23%*      0.87%     0.67%     0.62%
Operating expenses including reimbursement/
   waiver/custody earnings credit.........         0.92%        1.05%        1.22%*      0.86%     0.64%     0.60%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit.........         0.92%        1.06%        1.23%*      1.01%     0.98%     0.97%
Net investment income including reimbursement/
   waiver/custody earnings credit.........         0.93%        0.66%        0.59%*      0.53%     0.54%     0.54%
Portfolio turnover rate...................           31%           3%           6%**       22%        8%       61%

----------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
1 The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                    INSTITUTIONAL CLASS SHARES
                                              -------------------------------------------------------------------
                                                                        FOUR MONTH
                                                 YEAR         YEAR        PERIOD         YEAR ENDED AUGUST 31,
                                                 ENDED        ENDED        ENDED     ----------------------------
                                               12/31/04     12/31/03    12/31/02 1      2002       2001      2000
                                               --------     --------     --------    --------  --------  --------

Net asset value, beginning of period......     $   9.18     $   7.10     $   7.41    $   8.95  $  12.25  $  10.33
                                               --------     --------     --------    --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***..................         0.12         0.08         0.02        0.07      0.09      0.10
Net realized and unrealized gain/(loss)
   on investments.........................         0.94         2.05        (0.26)      (1.54)    (3.19)     1.91
                                               --------     --------     --------    --------  --------  --------
Total from investment operations..........         1.06         2.13        (0.24)      (1.47)    (3.10)     2.01
                                               --------     --------     --------    --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income......        (0.13)       (0.05)       (0.07)      (0.07)    (0.06)    (0.07)
Distributions from capital gains..........         --            --            --          --     (0.14)    (0.02)
                                               --------     --------     --------    --------  --------  --------
Total distributions.......................        (0.13)       (0.05)       (0.07)      (0.07)    (0.20)    (0.09)
                                               --------     --------     --------    --------  --------  --------
Net asset value, end of period............     $  10.11     $   9.18     $   7.10    $   7.41  $   8.95  $  12.25
                                               ========     ========     ========    ========  ========  ========
Total return 2............................        11.56%       30.05%       (3.18)%**  (16.58)%  (25.56)%   19.45%
                                               ========     ========     ========    ========  ========  ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $ 41,368     $ 23,621     $ 15,245    $ 19,999  $ 22,799  $ 17,651
Operating expenses excluding custody
   earnings credit........................         0.62%        0.76%        0.95%*      0.58%     0.37%     0.37%
Operating expenses including
   reimbursement/waiver/custody
   earnings credit........................         0.62%        0.75%        0.94%*      0.57%     0.34%     0.35%
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit........................         0.62%        0.76%        0.95%*      0.72%     0.68%     0.72%
Net investment income including
   reimbursement/waiver/custody
   earnings credit........................         1.22%        0.96%        0.87%*      0.82%     0.84%     0.79%
Portfolio turnover rate...................           31%           3%           6%**       22%        8%       61%

----------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
1 The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  QUALIFIED CLASS SHARES
                                               -------------------------------------------------------------------
                                                                        FOUR MONTH      YEAR ENDED
                                                 YEAR        YEAR         PERIOD         AUGUST 31,       PERIOD
                                                 ENDED       ENDED         ENDED      -----------------    ENDED
                                               12/31/04     12/31/03     12/31/02 1    2002      2001    8/31/00 3
                                               --------     --------     ----------   ------    -------  ---------
Net asset value, beginning of period......      $  9.15      $  7.09      $  7.36     $  8.90   $ 12.23   $ 10.94
                                                -------      -------      -------     -------   -------   -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***..................         0.08         0.04         0.01        0.04      0.05      0.09
Net realized and unrealized gain/(loss)
  on investments..........................         0.94         2.05        (0.25)      (1.54)    (3.19)     1.20
                                                -------      -------      -------     -------   -------   -------
Total from investment operations..........         1.02         2.09        (0.24)      (1.50)    (3.14)     1.29
                                                -------      -------      -------     -------   -------   -------
LESS DISTRIBUTIONS:
Dividends from net investment income......        (0.07)       (0.03)       (0.03)      (0.04)    (0.05)       --
Distributions from capital gains..........           --           --           --          --     (0.14)       --
                                                -------      -------      -------     -------   -------   -------
Total distributions.......................        (0.07)       (0.03)       (0.03)      (0.04)    (0.19)       --
                                                -------      -------      -------     -------   -------   -------
Net asset value, end of period............      $ 10.10      $  9.15      $  7.09     $  7.36   $  8.90   $ 12.23
                                                =======      =======      =======     =======   =======   =======
Total return 2............................        11.13%       29.45%       (3.22)%**  (16.93)%  (25.90)%   11.79%**
                                                =======      =======      =======     =======   =======   =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......      $ 1,399      $ 3,565      $ 1,730     $ 2,073   $ 1,770   $ 1,158
Operating expenses excluding custody
  earnings credit.........................         0.99%        1.15%        1.35%*      0.98%     0.77%     0.62%*
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         0.99%        1.14%        1.34%*      0.97%     0.74%     0.60%*
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         0.99%        1.15%        1.35%*      1.12%     1.08%     0.97%*
Net investment income including reimbursement/
  waiver/custody earnings credit..........         0.85%        0.58%        0.47%*      0.42%     0.44%     0.54%*
Portfolio turnover rate...................           31%           3%           6%**       22%        8%       61%**

-----------------------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
1 The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period  indicated.
3 The Dow Jones Wilshire 5000 Index Portfolio Qualified Class Shares commenced operations May 10, 2000.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                 HORACE MANN CLASS SHARES
                                               -------------------------------------------------------------------
                                                                        FOUR MONTH      YEAR ENDED
                                                 YEAR        YEAR         PERIOD         AUGUST 31,       PERIOD
                                                 ENDED       ENDED         ENDED      -----------------    ENDED
                                               12/31/04     12/31/03     12/31/02 1    2002      2001    8/31/00 3
                                               --------     --------     ----------   ------    -------  ---------
Net asset value, beginning of period......      $  9.15      $  7.09      $  7.38     $  8.91   $ 12.22   $ 10.00
                                                -------      -------      -------     -------   -------   -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income***..................         0.08         0.05         0.01        0.04      0.05      0.07
Net realized and unrealized gain/(loss)
  on investments..........................         0.95         2.04        (0.25)      (1.53)    (3.17)     2.21
                                                -------      -------      -------     -------   -------   -------
Total from investment operations..........         1.03         2.09        (0.24)      (1.49)    (3.12)     2.28
                                                -------      -------      -------     -------   -------   -------
LESS DISTRIBUTIONS:
Dividends from net investment income......        (0.10)       (0.03)       (0.05)      (0.04)    (0.05)    (0.06)
Distributions from capital gains..........           --           --           --          --     (0.14)       --
                                                -------      -------      -------     -------   -------   -------
Total distributions.......................        (0.10)       (0.03)       (0.05)      (0.04)    (0.19)    (0.06)
                                                -------      -------      -------     -------   -------   -------
Net asset value, end of period............      $ 10.08      $  9.15      $  7.09     $  7.38   $  8.91   $ 12.22
                                                =======      =======      =======     =======   =======   =======
Total return 2............................        11.23%       29.44%       (3.28)%**  (16.85)%  (25.79)%   22.87%**
                                                =======      =======      =======     =======   =======   =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......      $ 1,964      $ 1,915      $ 1,401     $ 1,401   $ 1,623   $ 1,432
Operating expenses excluding custody
  earnings credit.........................         0.97%        1.11%        1.30%*      0.93%     0.72%     0.72%*
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         0.97%        1.10%        1.29%*      0.92%     0.69%     0.70%*
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         0.97%        1.11%        1.30%*      1.07%     1.03%     1.07%*
Net investment income including reimbursement/
  waiver/custody earnings credit..........         0.87%        0.61%        0.52%*      0.47%     0.49%     0.44%*
Portfolio turnover rate...................           31%           3%           6%**       22%        8%       61%**

-----------------------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
1 The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period  indicated.
3   The  Dow  Jones  Wilshire 5000 Index  Portfolio Horace   Mann  Class  Shares
    commenced operations December 10, 1999.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       SIGNIFICANT ACCOUNTING POLICIES.


Wilshire Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers five series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio (formerly, the "Wilshire 5000 Index Portfolio") (collectively the "Portfolios", each a Portfolio of the Company). The Company accounts separately for the assets, liabilities and operations of each series.


Each of the Portfolios offers Investment and Institutional Class shares (the "Shares"), each of which has equal rights as to class and voting privileges. The Dow Jones Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.


The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.


PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. For securities traded on the
National Association of Securities Dealers Automated Quotations system ("NASDAQ"), the NASDAQ Official Closing Price is used. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.


FUTURES CONTRACTS: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------


SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and accretion of premium on investments, is recognized on the accrual basis. The character of distributions received from Real Estate Investment Trusts (REITs) is estimated during the Portfolios' fiscal year. Actual amounts of income, realized gain and return of capital are not known until after the end of the fiscal year and may differ from those estimated amounts.


EXPENSES: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolio's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.


OTHER: In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


2.       INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS.


The advisory agreement (the "Agreement") between the Company and Wilshire Associates Incorporated ("Wilshire") permits the Board of Directors and Wilshire to retain sub-advisers to the Portfolios in certain circumstances without shareholder approval. Under the Agreement, Wilshire may charge annual fees up to 0.75% of average daily net assets for the Large Company Growth and Value Portfolios, up to 0.85% of average daily net assets for the Small Company Growth and Value Portfolios, and 0.10% of average daily net assets of the Dow Jones Wilshire 5000 Index Portfolio. For the year ended December 31, 2004, Wilshire voluntarily waived 0.60% from its fee for the Small Company Growth Portfolio and 0.60% from its fee for the Small Company Value Portfolio. Effective July 22, 2004, Wilshire also reimbursed the Small Company Value and Growth Portfolios for any expense accruals in excess of 1.50%. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed.


For the year ended December 31, 2004, Wilshire voluntarily waived fees and reimbursed expenses as follows:

PORTFOLIO                                    WAIVED FEES    REIMBURSED EXPENSES
---------                                    -----------    -------------------
Small Company Growth Portfolio ........       $ 73,008            $42,629
Small Company Value Portfolio..........        183,893              3,210

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------


The Board of Directors of the Company has approved Los Angeles Capital Management & Equity Research, Inc., ("L.A. Capital"), Transamerica Investment Management, LLC ("Transamerica"), Goldman Sachs Asset Management ("Goldman Sachs"), Pzena Investment Management, LLC ("Pzena"), Alliance Capital Management, LP ("Alliance Capital"), Kalmar Investment Advisers ("Kalmar") and NWQ Investment Management Company ("NWQ") (collectively the "Sub-Advisers") to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Transamerica, and Goldman Sachs each manage a portion of the Large Company Growth Portfolio. L.A. Capital, Pzena and Alliance Capital each manage a portion of the Large Company Value Portfolio. L.A. Capital and Kalmar each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Dow Jones Wilshire 5000 Index Portfolio.


Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.


PFPC Inc. ("PFPC") serves as the Company's administrator and accounting agent pursuant to a services agreement.


The Northern Trust Company serves as the Company's custodian. Each Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as custody earnings credits in the Statements of Operations.


No officer, director or employee of Wilshire, PFPC, or any affiliate thereof, receives any compensation from the Company for serving as Director or officer of the Company. The Company pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Company also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.


3.       DISTRIBUTION AND SERVICE PLAN.

The Directors of the Company, the Investment Class shareholders of each Portfolio and the Qualified Class shareholders of the Dow Jones Wilshire 5000 Index Portfolio have adopted service and distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio. Under the Plans, each such Portfolio reimburses PFPC Distributors, Inc. (the "Distributor"), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class shares or Qualified Class shares. For the year ended December 31, 2004, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company
Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio were 0.25% of average net assets, respectively.


In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.20% and 0.15% for the Investment andInstitutional Class Shares, respectively, of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------


For the year ended December 31, 2004, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

PORTFOLIO                                 INVESTMENT CLASS   INSTITUTIONAL CLASS
---------                                 ----------------   -------------------
Large Company Growth Portfolio..........          0.12%              0.03%
Large Company Value Portfolio...........          0.06%              0.00%
Small Company Growth Portfolio..........          0.07%              0.00%
Small Company Value Portfolio...........          0.06%              0.00%
Dow Jones Wilshire 5000 Index Portfolio.          0.05%              0.00%


The Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio has adopted a shareholder services plan which authorizes payments by the Qualified Class shares of up to 0.15% of the average daily net assets attributable to the Portfolio's Qualified Class Shares for certain shareholder services provided by Insurers or other financial intermediaries. For the year ended December 31, 2004, the shareholder service provider fees for the Qualified Class Shares was 0.12% of average net assets.


The Directors of the Company, and the Horace Mann Class shareholders of the Dow Jones Wilshire 5000 Index Portfolio, have adopted a service and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Dow Jones Wilshire 5000 Index Portfolio. Under such Plan, the Company pays the Distributor a fee equal to 0.35% of the value of the average daily net assets of the Dow Jones Wilshire 5000 Index Portfolio attributable to the Horace Mann Class Shares.


4.       SECURITIES TRANSACTIONS.

For the year ended December 31, 2004, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:


PORTFOLIO                                           PURCHASES         SALES
---------                                           ---------        ---------
Large Company Growth Portfolio ..............     $711,105,059     $668,436,254
Large Company Value Portfolio ...............       43,194,585       58,104,337
Small Company Growth Portfolio...............       20,294,376       21,417,526
Small Company Value Portfolio ...............       84,623,590       74,248,169
Dow Jones Wilshire 5000 Index Portfolio......       58,816,233       45,181,690


The tax cost and aggregate gross unrealized appreciation and depreciation, as computed on a Federal income tax basis, at December 31, 2004 for each Portfolio is as follows:

                                                 TAX           UNREALIZED       UNREALIZED      NET UNREALIZED
PORTFOLIO                                       COST          APPRECIATION     DEPRECIATION      APPRECIATION
---------                                    ------------     ------------    -------------      ------------
Large Company Growth Portfolio ...........   $507,072,018      $98,252,279    $(12,563,001)      $85,689,278
Large Company Value Portfolio.............     46,394,034       10,209,972        (514,707)        9,695,265
Small Company Growth Portfolio............     10,278,075        2,123,712        (253,440)        1,870,272
Small Company Value Portfolio.............     33,688,588        7,303,410        (486,286)        6,817,124
Dow Jones Wilshire 5000 Index Portfolio...    141,930,335       40,521,597     (15,593,612)       24,927,985

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------


5.       BROKERAGE COMMISSIONS

The Company is party to a commission recapture agreement whereby a percentage of commissions paid to the broker for portfolio transactions are reimbursed in cash to the Portfolios. Such amounts are recorded as realized gains. During the year ended December 31, 2004, the Portfolios received cash payments under the agreement as follows:

PORTFOLIO                                           $ COMMISSIONS REIMBURSED
---------                                           ------------------------
Large Company Value Portfolio..........................      $53,278
Small Company Growth Portfolio.........................       15,381
Small Company Value Portfolio..........................       55,777
Dow Jones Wilshire 5000 Index Portfolio................        1,215


6.       SIGNIFICANT SHAREHOLDER ACTIVITY.

On December 31, 2004, the following shareholders held 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

PORTFOLIO
---------
Large Company Growth Portfolio (1 omnibus shareholder)............      58%
Large Company Value Portfolio (2 omnibus shareholders)............      51%
Small Company Growth Portfolio (2 omnibus shareholders)...........      69%
Small Company Value Portfolio (1 omnibus shareholders)............      32%
Dow Jones Wilshire 5000 Index Portfolio (3 omnibus shareholders)..      67%


7.       TAX INFORMATION.

No provision for Federal income taxes is required since each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending December 31, 2004, the following Portfolio elected to defer capital losses occurring between November 1, 2004 and December 31, 2004 as follows:

PORTFOLIO                                                CAPITAL LOSSES
---------                                                --------------
Dow Jones Wilshire 5000 Index Portfolio................    $2,337,494

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2004, the following Portfolios had available for Federal income tax purposes unused capital losses as follows:

                                                                     EXPIRING DECEMBER 31,
                                                                     ---------------------
PORTFOLIO                                         2008         2009          2010        2011        2012
---------                                       --------     --------      --------    --------     -------
Large Company Growth Portfolio................        --   $22,356,080   $38,469,520          --          --
Dow Jones Wilshire 5000 Index Portfolio.......  $343,818     1,775,025     8,232,611  $3,810,802  $5,509,772

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------


The following capital loss carryforwards were utilized in the current year:

PORTFOLIO
---------
Large Company Growth Portfolio ...................................   $44,149,311
Large Company Value Portfolio ....................................     3,442,797
Small Company Growth Portfolio ...................................       217,743
Small Company Value Portfolio ....................................       133,610

The tax character of distributions paid were:

                                                     2004              2004             2004           2003
PORTFOLIO                                      ORDINARY INCOME  RETURN OF CAPITAL  CAPITAL GAINS  ORDINARY INCOME*
---------                                      ---------------  -----------------  -------------  ----------------
Large Company Growth Portfolio................   $1,157,304          $18,380                --       $393,682
Large Company Value Portfolio.................    1,029,832               --        $2,435,511        306,323
Small Company Growth Portfolio................      144,466               --           393,656             --
Small Company Value Portfolio.................    2,027,608               --         2,262,153         75,477
Dow Jones Wilshire 5000 Index Portfolio.......    1,812,110               --                --        544,443

* inclusive of short term capital gains.

At  December   31,   2004,   the   components   of   distributable   accumulated
earnings/(losses) on a tax basis were as follows:

                                                                                                   DOW JONES
                                                  LARGE        LARGE        SMALL        SMALL      WILSHIRE
                                                 COMPANY      COMPANY      COMPANY      COMPANY      5000
                                                 GROWTH        VALUE       GROWTH        VALUE       INDEX
                                                PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
                                             ------------  -----------   ----------   ----------  ------------
Undistributed ordinary income/(loss)........           --  $   668,118   $  446,619   $  460,727  $      3,492
Accumulated capital gain/(loss)............. $(60,825,600)   3,462,217      478,945      271,749   (19,672,028)
Unrealized appreciation.....................   85,689,272    9,695,265    1,870,271    6,817,122    24,927,985
Post-October loss deferral..................           --           --           --           --    (2,337,494)
                                             ------------  -----------   ----------   ----------  ------------
Total accumulated income.................... $ 24,863,672  $13,825,600   $2,795,835   $7,549,598  $  2,921,955
                                             ============  ===========   ==========   ==========  ============

The differences between book and tax-basis unrealized appreciation/depreciation) are attributable primarily to the tax deferral of losses on wash sales on all Portfolios.


8.       RECLASSIFICATIONS.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2004, the reclassifications were as follows:

                                                                              INCREASE           DECREASE
                                                     INCREASE/(DECREASE)  UNDISTRIBUTED NET      REALIZED
PORTFOLIO                                              PAID-IN CAPITAL    INVESTMENT INCOME    CAPITAL GAINS
---------                                              ---------------    -----------------    -------------
Large Company Growth Portfolio.......................    $(18,380)            $ 18,380                 --
Large Company Value Portfolio........................          95               28,511          $ (28,606)
Small Company Growth Portfolio.......................          --              177,272           (177,272)
Small Company Value Portfolio........................       2,452               63,571            (66,023)
Dow Jones Wilshire 5000 Index Portfolio..............      49,983               21,552            (71,535)


9.       SUBSEQUENT EVENTS (UNAUDITED).

On February 24, 2005, the Board of Directors approved a name change from Wilshire 5000 Index Portfolio to Dow Jones Wilshire 5000 Index Portfolio.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------


INFORMATION ON PROXY VOTING


The Securities and Exchange Commission ("SEC") has adopted a requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended December 31, must be made no later than August 31 of each year.


A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio's proxy voting record relating to portfolio securities held during the 12-month period ended December 31, 2004, is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilshirefunds.com, or on the SEC's website at http://www.sec.gov.


INFORMATION  ON FORM N-Q


Beginning on fiscal quarter ended September 30, 2004, the Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Wilshire Mutual Funds, Inc.:

         In our opinion, the accompanying statements of assets and liabilities, including the condensed statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio (formerly known as Wilshire 5000 Index Portfolio) (constituting Wilshire Mutual Funds, Inc., hereafter referred to as the "Company") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Philadelphia, PA
February 28, 2005

--------------------------------------------------------------------------------
      WILSHIRE MUTUAL FUNDS, INC.                      [GRAPHIC OF TREE OMITTED]
      TAX INFORMATION
      (UNAUDITED)
--------------------------------------------------------------------------------

Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

 PORTFOLIO                                      PERCENTAGE
 ---------                                      ----------
Large Company Growth Portfolio.................     100.00%
Large Company Value Portfolio..................     100.00%
Small Company Growth Portfolio.................       6.29%
Small Company Value Portfolio..................      16.26%
Dow Jones Wilshire 5000 Index Portfolio........     100.00%

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the Portfolios listed below designate the following percentages of their income dividends distributed in 2004 as qualified dividend income as defined in Section 1(h)(II) of the Internal Revenue Code.

PORTFOLIO                                       PERCENTAGE
---------                                       ----------
Large Company Growth Portfolio.................     100.00%
Large Company Value Portfolio..................     100.00%
Small Company Growth Portfolio.................       7.10%
Small Company Value Portfolio..................       8.43%
Dow Jones Wilshire 5000 Index Portfolio........     100.00%

The  Portfolios  designate  long-term  capital  gain  distributions  pursuant to
Section 852(b)(3) of the Internal Revenue Code as follows:

PORTFOLIO
---------
Large Company Value Portfolio.................. $2,435,511
Small Company Growth Portfolio.................    393,656
Small Company Value Portfolio..................  2,262,153

--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

         Set forth below are the names of the Directors and executive officers of the Company, their ages, business addresses, positions and terms of office, their principal occupations during the past five years, and other directorships held by them.


                                                                         Number of
                         Term of                                       Portfolios in
Name, Age, Address 1  Office 2 and                                     Fund Complex            Other Trusteeships/
and Position(s) with    Length of    Principal Occupation(s)            Overseen by               Directorships
the Fund               Time Served     During Past 5 Years               Director 3             Held by Director
--------------------------------------------------------------------------------------------------------------------------------
                             DIRECTORS WHO ARE NOT "INTERESTED PERSONS" OF THE COMPANY
--------------------------------------------------------------------------------------------------------------------------------
DeWitt F. Bowman       Since 1996     Principal,                           Five                Director, 10/03-present,
(73)                                  2/94-present, Pension                                    Sycuan Funds; Director,
Director                              Investment Consulting                                    5/00-present, Forward
                                      (pension consulting                                      Funds; Trustee,
                                      firm).                                                   5/98-present, PCG Private
                                                                                               Equity Fund; Trustee,
                                                                                               5/95-present, Brandes
                                                                                               Institutional
                                                                                               International Fund
                                                                                               (registered investment
                                                                                               companies). Director,
                                                                                               2/03-present, RREEF
                                                                                               America REIT III;
                                                                                               Director, 5/94-present,
                                                                                               RREEF America REIT (real
                                                                                               estate investment trusts);
                                                                                               Trustee, 3/94-present,
                                                                                               Pacific Gas & Electric
                                                                                               Nuclear Decommissioning
                                                                                               Trust (trust fund for
                                                                                               decommissioning nuclear
                                                                                               power plants); Treasurer,
                                                                                               10/00-6/01, University of
                                                                                               California Regents
                                                                                               Investment Management

Cynthia A. Hargadon    Since 1998     Chief Investment                     Twelve              Trustee, 10/04-present, Wilshire
(49)                                  Officer,                                                 Variable Insurance Trust;
Director                              5/03-present, North                                      Trustee, 1992-present, America
                                      Point Advisors                                           Investment Trust (registered
                                      (Investment                                              investment company).
                                      Management Consulting
                                      Firm); Senior
                                      Consultant,
                                      5/02-4/03, SPG &
                                      Associates
                                      (consulting firm);
                                      President, 5/00-5/02,
                                      Potomac Asset
                                      Management; Director
                                      of Investments,
                                      7/98-5/00, National
                                      Automobile Dealers
                                      Association;
                                      President,
                                      11/96-7/98, Stable
                                      Value Investment
                                      Association.


--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     ADDITIONAL FUND INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                                                                         Number of
                         Term of                                       Portfolios in
Name, Age, Address 1  Office 2 and                                     Fund Complex            Other Trusteeships/
and Position(s) with    Length of    Principal Occupation(s)            Overseen by               Directorships
the Fund               Time Served     During Past 5 Years               Director 3             Held by Director
--------------------------------------------------------------------------------------------------------------------------------
                                  DIRECTORS WHO ARE NOT "INTERESTED PERSONS" OF THE COMPANY
--------------------------------------------------------------------------------------------------------------------------------
Anne L. Wexler         Since 1996     Chairman,                            Five                Director, 8/94-present,
(74)                                  1/81-present, Wexler                                     Dreyfus Florida
Director                              Walker Public Policy                                     Intermediate Municipal
                                      (government relations                                    Bond Fund, Dreyfus Florida
                                      firm).                                                   Municipal Money Market
                                                                                               Fund, Dreyfus Global
                                                                                               Growth, LP, Dreyfus
                                                                                               Investors GNMA Fund,
                                                                                               Dreyfus New Jersey
                                                                                               Municipal Bond Fund, Inc.,
                                                                                               Dreyfus New York Insured
                                                                                               Tax Exempt Bond Fund,
                                                                                               Dreyfus Strategies Growth
                                                                                               LP, Dreyfus 100% US
                                                                                               Treasury Intermediate Term
                                                                                               Fund, Dreyfus 100% US
                                                                                               Treasury Long Term Fund,
                                                                                               Dreyfus 100% US Treasury
                                                                                               Money Market Fund, Dreyfus
                                                                                               100% US Treasury Short
                                                                                               Term Fund; 5/91-present;
                                                                                               Director, Premier Global
                                                                                               Investing, Inc., Director,
                                                                                               8/91-present, Dreyfus
                                                                                               Edison Electrical Fund,
                                                                                               Inc., Dreyfus Life and
                                                                                               Annuity Index Fund, Inc.,
                                                                                               Peoples Index Fund, Inc.;
                                                                                               Director, 6/91-present,
                                                                                               Peoples S&P Midcap Index
                                                                                               Fund, Inc. (registered
                                                                                               investment companies).
                                                                                               Director, 01/01-present,
                                                                                               Methanex Corp. (methanol
                                                                                               producer).

-------------------------------------------------------------------------------------------------------------------------
                          DIRECTORS WHO ARE "INTERESTED PERSONS" OF THE COMPANY 4
-------------------------------------------------------------------------------------------------------------------------
Lawrence E. Davanzo    Since 2005     Senior Managing                      Five                None
(52)                                  Director,
Director                              10/04-present,
                                      Wilshire Associates
                                      Incorporated;
                                      Managing Director,
                                      8/04-10/04,
                                      Guggenheim Partners;
                                      Independent Investor,
                                      8/01-8/04; President,
                                      2/00-8/01,
                                      InvestorForce
                                      Securities; Managing
                                      Director and Founder,
                                      2/91-2/00, Asset
                                      Strategy Consulting.


--------------------------------------------------------------------------------
     WILSHIRE MUTUAL FUNDS, INC.                       [GRAPHIC OF TREE OMITTED]
     ADDITIONAL FUND INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                                                                         Number of
                         Term of                                       Portfolios in
Name, Age, Address 1  Office 2 and                                     Fund Complex            Other Trusteeships/
and Position(s) with    Length of    Principal Occupation(s)            Overseen by               Directorships
the Fund               Time Served     During Past 5 Years               Director 3             Held by Director
--------------------------------------------------------------------------------------------------------------------------------
                                                      OFFICERS WHO ARE NOT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------------
Helen E. Webb          Since 2004     Chief Compliance                     N/A                 N/A
(37)                                  Officer,
Chief Compliance                      10/04-present and
Officer and                           Secretary,
Secretary                             2/04-present,
                                      Wilshire Mutual
                                      Funds, Inc.; Vice
                                      President,
                                      2/03-present,
                                      Wilshire Associates
                                      Incorporated;
                                      Associate Director,
                                      4/01-2/03, First
                                      Quadrant LP;
                                      Associate
                                      Director/Compliance
                                      Officer, 9/96-4/01,
                                      First Quadrant
                                      Limited, London.

Alex I. Chaloff        Since 2004     Treasurer,                           N/A                 N/A
(33)                                  9/04-present,
Treasurer                             Wilshire Mutual
                                      Funds, Inc.; Managing
                                      Director,
                                      12/04-present,
                                      Wilshire Associates
                                      Incorporated; Vice
                                      President,
                                      12/02-12/04, Wilshire
                                      Associates
                                      Incorporated; Senior
                                      Associate,
                                      7/01-12/02, Wilshire
                                      Associates
                                      Incorporated;
                                      Director of Product
                                      Development,
                                      1/00-7/01, Investec
                                      Asset Management.


1 IF NECESSARY, EACH DIRECTOR MAY BE CONTACTED BY WRITING TO THE COMPANY, C/O WILSHIRE ASSOCIATES INCORPORATED, 1299 OCEAN AVENUE, SUITE 700, SANTA MONICA, CA 90401-1085.
2 DIRECTORS AND OFFICERS HOLD OFFICE UNTIL THEY RESIGN OR THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED.
3 MS. HARGADON SERVES AS A DIRECTOR OF THE COMPANY AND OF WILSHIRE VARIABLE INSURANCE TRUST, A REGISTERED INVESTMENT COMPANY FOR WHICH WILSHIRE PROVIDES INVESTMENT ADVISORY SERVICES. WILSHIRE VARIABLE INSURANCE TRUST IS COMPRISED OF SEVEN SEPARATE INVESTMENT PORTFOLIOS.
4 MR. DAVANZO IS AN "INTERESTED" DIRECTOR OF THE COMPANY, AS DEFINED BY THE 1940 ACT, BY REASON OF HIS POSITION WITH WILSHIRE.

                                 [LOGO OMITTED]

                                    WILSHIRE
                               MUTUAL FUNDS, INC.


c/o PFPC Inc.
P.O. Box 9807
Providence,RI 02940
1-888-200-6796
www.wilshirefunds.com

                                                                         WILAR04

ITEM 2. CODE OF ETHICS.

 (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

 (c) There have been no amendments during the period covered by this report to any provision of the code of ethics described in Item 2(a) above.

 (d) The   registrant  has  not granted  any  waivers,  including  any  implicit waivers, from a provision of the code of ethics described in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that DeWitt F. Bowman is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

 (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $105,548 in 2003 and $166,520 in 2004.

AUDIT-RELATED FEES

 (b) The aggregate fees billed in each of the last two fiscal years to the registrant for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
     (a) of this Item were $0 in 2003 and $0 in 2004. In addition, in each of the last two fiscal years the principal accountant billed $0 in 2003 and $0 in 2004 in fees which were required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X for such services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


TAX FEES

 (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 in 2003 and $0 in 2004. In addition, in each of the last two fiscal years the principal accountant billed $0 in 2003 and $0 in 2004 in fees which were required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X for such services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

ALL OTHER FEES

 (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2003 and $0 in 2004. In addition, in each of the last two fiscal years the principal accountant billed $0 in 2003 and $0 in 2004 in fees which were required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X for such services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e)(1) The audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X are as follows.

              PRE-APPROVAL OF AUDIT AND PERMITTED NON-AUDIT SERVICES PROVIDED TO THE COMPANY

              The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Accountant, including the fees therefore. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Committee at each of its scheduled meetings.

              Pre-approval for a permitted non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the Accountant in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Company at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

              Additionally, the Committee shall pre-approve the Accountant's engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Company in accordance with the foregoing paragraph, if the engagement relates directly to the operations and financial reporting of the Company, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Accountant by the Company, the Adviser and any affiliate of the Adviser that provides ongoing services to the Company during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception).

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) n/a

                           (c) n/a

                           (d) n/a

 (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

 (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $115,500 for 2003 and $113,400 for 2004.

 (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of reporting period is included as part of the report to shareholders filed under
Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted the following procedures by which shareholders may recommend nominees to thE Fund's Board of Directors. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the registrant's Secretary for the attention of the Chair of the Nominating and Governance Committee.



ITEM 11. CONTROLS AND PROCEDURES.

 (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that HAVE materially affected, or ARE reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   The code of ethics that is the subject of disclosure required by
              Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Wilshire Mutual Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Lawrence E. Davanzo
                         -------------------------------------------------------
                           Lawrence E. Davanzo, President
                           (principal executive officer)

Date              March 9, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence E. Davanzo
                         -------------------------------------------------------
                           Lawrence E. Davanzo, President
                           (principal executive officer)

Date              March 9, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alex Chaloff
                         -------------------------------------------------------
                           Alex Chaloff, Treasurer
                           (principal financial officer)

Date              March 9, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.